UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

January 31, 2007

1.813010.102

IVF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Argentina - 4.2%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	430,400	$ 7,996,832
Inversiones y Representaciones SA sponsored GDR (a)(d)	454,900	8,129,063
Pampa Holding SA (a)	2,194,500	1,689,765
Pampa Holding SA rights 2/9/07 (a)	2,194,500	28,243
TOTAL ARGENTINA		17,843,903
Austria - 1.2%
Flughafen Wien AG	52,900	5,274,462
Canada - 14.7%
Abitibi-Consolidated, Inc.	4,357,000	14,182,653
Aquiline Resources, Inc. (a)	163,100	1,039,648
Aquiline Resources, Inc. (a)(f)	494,600	2,837,455
Canadian Natural Resources Ltd.	283,300	14,167,408
Catalyst Paper Corp. (a)	1,412,100	4,692,598
NuVista Energy Ltd. (a)	305,400	3,421,020
ProEx Energy Ltd. (a)	357,500	4,202,129
Saskatchewan Wheat Pool, Inc. (a)	636,500	4,625,255
Saskatchewan Wheat Pool, Inc. rights 12/31/99 (a)(e)	566,000	3,896,481
Suncor Energy, Inc.	133,500	9,893,932
TOTAL CANADA		62,958,579
Cayman Islands - 2.8%
GlobalSantaFe Corp.	205,800	11,938,458
Czech Republic - 2.4%
Philip Morris CR AS	20,300	10,434,492
France - 9.3%
Compagnie Generale de Geophysique SA (a)(d)	32,600	6,471,107
Icade SA	106,800	6,813,731
Pernod Ricard SA	56,160	11,499,113
Renault SA	121,800	15,073,125
TOTAL FRANCE		39,857,076
Germany - 7.8%
E.ON AG	82,400	11,220,408
KarstadtQuelle AG (a)(d)	271,100	8,738,053
Lanxess AG (a)	258,400	13,356,918
TOTAL GERMANY		33,315,379
Italy - 3.2%
Fiat Spa (a)(d)	621,800	13,500,837
Japan - 2.4%
Canon, Inc.	195,300	10,313,793
Luxembourg - 3.7%
SES Global SA FDR unit	909,406	15,586,357
Netherlands - 11.6%
CNH Global NV	392,100	13,296,111
Koninklijke Philips Electronics NV	338,000	13,232,700

	Shares	Value
Nutreco Holding NV	157,200	$ 10,828,258
Reed Elsevier NV (d)	697,000	12,209,366
TOTAL NETHERLANDS		49,566,435
Philippines - 1.0%
DMCI Holdings, Inc.	15,608,000	2,301,641
Semirara Mining Corp.	5,350,400	1,972,498
TOTAL PHILIPPINES		4,274,139
South Africa - 4.1%
Gold Fields Ltd.	158,700	2,680,443
Gold Fields Ltd. sponsored ADR	873,700	14,756,793
TOTAL SOUTH AFRICA		17,437,236
Sweden - 1.2%
Atlas Copco AB (A Shares)	150,700	5,149,820
Switzerland - 4.1%
Actelion Ltd. (Reg.) (a)	27,545	6,699,387
Bucher Industries AG	9,890	1,184,812
Syngenta AG sponsored ADR	256,500	9,508,455
TOTAL SWITZERLAND		17,392,654
Turkey - 0.0%
Selcuk Ecza Deposu Tic AS	43,000	175,791
United Kingdom - 8.8%
Benfield Group PLC	1,700,500	11,526,648
Pearson PLC	809,800	12,760,257
Tesco PLC	1,617,200	13,281,506
TOTAL UNITED KINGDOM		37,568,411
United States of America - 15.9%
Deere & Co.	161,600	16,205,248
Monsanto Co.	210,800	11,612,972
Newmont Mining Corp.	268,800	12,122,880
NTL, Inc.	460,000	12,535,000
Synthes, Inc.	123,752	15,551,709
TOTAL UNITED STATES OF AMERICA		68,027,809
TOTAL COMMON STOCKS (Cost $359,723,324)		420,615,631
Money Market Funds - 11.0%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	14,979,929	$ 14,979,929
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	32,144,221	32,144,221
TOTAL MONEY MARKET FUNDS (Cost $47,124,150)		47,124,150
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $406,847,474)	467,739,781
NET OTHER ASSETS - (9.4)%	(40,027,568)
NET ASSETS - 100%	$ 427,712,213
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,896,481 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,837,455 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aquiline Resources, Inc.	10/30/06 - 10/31/06	$ 2,046,386
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 412,631
Fidelity Securities Lending Cash Central Fund	257,234
Total	$ 669,865
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $407,199,576. Net unrealized appreciation aggregated $60,540,205, of which $63,075,857 related to appreciated investment securities and $2,535,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE) regular trading hours on the NASDAQ stock market, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2007

1.813011.102

CAN-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 1.1%
Great Canadian Gaming Corp. (a)	800,000	$ 8,288,288
Tim Hortons, Inc.	775,000	24,025,000
		32,313,288
Media - 3.5%
Aeroplan Income Fund (d)	745,216	12,052,916
Aeroplan Income Fund (f)	31,800	514,324
Astral Media, Inc. Class A (non-vtg.)	275,000	10,727,945
Corus Entertainment, Inc. Class B (non-vtg.)	550,000	22,904,980
Quebecor, Inc. Class B (sub. vtg.)	950,000	31,262,961
Yellow Pages Income Fund (d)	2,600,000	28,616,352
		106,079,478
Multiline Retail - 0.6%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (d)	300,000	17,404,385
Specialty Retail - 0.2%
RONA, Inc. (a)	400,000	7,377,189
Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc. Class A (a)	1,175,000	58,540,286
TOTAL CONSUMER DISCRETIONARY		221,714,626
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 3.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,660,000	36,540,881
Metro, Inc. Class A (sub. vtg.)	800,000	25,707,972
Shoppers Drug Mart Corp.	975,000	41,681,540
		103,930,393
ENERGY - 26.3%
Energy Equipment & Services - 1.0%
CCS Income Trust (d)	540,000	17,160,122
CCS Income Trust (f)	135,000	4,321,202
CHC Helicopter Corp. Class A (sub. vtg.)	355,000	7,524,817
Savanna Energy Services Corp. (a)	140,000	2,178,650
		31,184,791
Oil, Gas & Consumable Fuels - 25.3%
AltaGas Income Trust	600,000	13,125,956
Cameco Corp.	1,900,000	72,376,339
Canadian Natural Resources Ltd.	1,640,000	82,013,938
Canadian Oil Sands Trust unit	1,100,000	28,112,358
Duvernay Oil Corp. (a)	225,000	6,257,012
EnCana Corp.	1,800,000	86,359,000
Galleon Energy, Inc. (a)(f)	100,000	1,347,952
Galleon Energy, Inc. Class A (a)	670,000	9,031,277
Highpine Oil & Gas Ltd. (a)	460,000	6,009,009
Highpine Oil & Gas Ltd. (a)(f)	40,000	522,523
Husky Energy, Inc.	700,000	44,899,711
Keyera Facilities Income Fund (d)	1,000,000	13,861,975

	Shares	Value
Nexen, Inc.	525,000	$ 31,702,575
Niko Resources Ltd. (f)	225,000	16,617,798
Penn West Energy Trust (d)	400,000	12,112,868
Petro-Canada	850,000	33,065,188
Suncor Energy, Inc.	1,400,000	103,756,587
Talisman Energy, Inc.	4,200,000	73,997,960
TransCanada Corp.	2,400,000	79,612,443
Valero Energy Corp.	170,000	9,227,600
Western Oil Sands, Inc. Class A (a)	1,350,000	36,371,749
		760,381,818
TOTAL ENERGY		791,566,609
FINANCIALS - 30.0%
Capital Markets - 0.9%
Addenda Capital, Inc.	265,000	5,619,369
CI Financial Income Fund (d)	1,000,000	21,961,584
		27,580,953
Commercial Banks - 16.9%
Bank of Montreal	1,850,000	110,078,616
Canadian Imperial Bank of Commerce	975,000	83,595,104
National Bank of Canada	450,000	24,588,220
Royal Bank of Canada	3,075,000	142,695,053
Toronto-Dominion Bank	2,475,000	146,993,881
		507,950,874
Diversified Financial Services - 0.6%
TSX Group, Inc.	425,000	18,905,745
Insurance - 9.6%
ING Canada, Inc.	1,300,000	58,503,315
Manulife Financial Corp.	4,450,000	150,148,733
Power Corp. of Canada (sub. vtg.)	1,200,000	36,338,603
Sun Life Financial, Inc.	1,000,000	42,971,273
		287,961,924
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A (d)	950,000	46,418,069
Brookfield Properties Corp.	300,000	13,962,002
		60,380,071
TOTAL FINANCIALS		902,779,567
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.2%
Bombardier, Inc. Class B (sub. vtg.)	2,000,000	7,564,168
CAE, Inc.	2,900,000	28,664,797
		36,228,965
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	300,000	8,694,544
AMR Corp.	150,000	5,557,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Jazz Air Income Fund (d)	300,000	$ 2,172,361
WestJet Airlines Ltd. (a)(e)	350,000	4,485,807
		20,910,212
Commercial Services & Supplies - 0.3%
Garda World Security Corp. (a)	500,000	8,520,313
Construction & Engineering - 1.4%
SNC-Lavalin Group, Inc.	1,450,000	42,627,486
Machinery - 0.0%
Railpower Technologies Corp. (a)(d)	450,000	497,195
Torr Canada, Inc. (a)	700,000	452,150
		949,345
Road & Rail - 3.3%
Canadian National Railway Co.	1,950,000	88,915,094
TransForce Income Fund (d)	736,237	8,641,367
		97,556,461
Trading Companies & Distributors - 0.9%
Finning International, Inc.	700,000	28,354,581
TOTAL INDUSTRIALS		235,147,363
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 3.4%
Nortel Networks Corp. (a)	150,410	4,037,012
Research In Motion Ltd. (a)	775,000	99,029,501
		103,066,513
Electronic Equipment & Instruments - 0.2%
Miranda Technologies, Inc. (a)	479,800	4,974,979
Miranda Technologies, Inc. (a)(f)	186,300	1,931,719
		6,906,698
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	95,000	47,623,500
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,300,000	10,109,638
Emergis, Inc. (a)	1,400,000	6,151,623
		16,261,261
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A (a)	350,000	11,172,000
Tundra Semiconductor Corp. Ltd. (a)	200,000	1,616,522
Tundra Semiconductor Corp. Ltd. (a)(f)	4,300	34,755
		12,823,277

	Shares	Value
Software - 0.6%
Cognos, Inc. (a)	175,000	$ 7,547,750
MacDonald Dettwiler & Associates Ltd. (a)	250,000	10,581,336
		18,129,086
TOTAL INFORMATION TECHNOLOGY		204,810,335
MATERIALS - 10.4%
Chemicals - 2.4%
Potash Corp. of Saskatchewan, Inc.	450,000	70,213,501
Metals & Mining - 8.0%
Aber Diamond Corp.	300,000	11,562,978
Alcan, Inc.	1,375,000	70,105,601
Barrick Gold Corp.	500,000	14,796,872
Eldorado Gold Corp. (a)	1,000,000	5,711,372
First Quantum Minerals Ltd.	100,000	5,305,116
Goldcorp, Inc.	675,000	18,662,035
IPSCO, Inc.	300,000	30,309,001
Meridian Gold, Inc. (a)	600,000	17,491,076
Shore Gold, Inc. (a)	2,400,000	15,522,692
Teck Cominco Ltd. Class B (sub. vtg.)	650,000	47,929,628
US Gold Corp. (a)	811,300	3,813,110
US Gold Corp. warrants 2/22/11 (a)(g)	200,000	322,966
		241,532,447
TOTAL MATERIALS		311,745,948
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.0%
TELUS Corp. (non-vtg.)	1,950,000	90,058,644
Wireless Telecommunication Services - 2.7%
Rogers Communications, Inc. Class B (non-vtg.)	2,600,000	80,435,152
TOTAL TELECOMMUNICATION SERVICES		170,493,796
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Universal Energy Group Ltd. (a)(f)	299,530	2,800,297
TOTAL COMMON STOCKS (Cost $2,223,685,620)		2,944,988,934
Government Obligations - 1.8%
Principal Amount (h)
Canadian Government Treasury Bills 4.1587% to 4.172% 2/8/07 to 4/19/07 (Cost $57,369,228)	CAD	65,300,000	55,336,703
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	14,837,133	$ 14,837,133
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	162,513,044	162,513,044
TOTAL MONEY MARKET FUNDS (Cost $177,350,177)		177,350,177
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,458,405,025)	3,177,675,814
NET OTHER ASSETS - (5.7)%	(171,718,011)
NET ASSETS - 100%	$ 3,005,957,803
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,090,570 or 0.9% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $322,966 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 98,359
(h) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284,307
Fidelity Securities Lending Cash Central Fund	1,130,571
Total	$ 1,414,878
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
WestJet Airlines Ltd.	$ 3,582,328	$ 281,310	$ -	$ -	$ 4,485,807
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,467,286,472. Net unrealized appreciation aggregated $710,389,342, of which $755,739,552 related to appreciated investment securities and $45,350,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2007

1.813032.102

HKC-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Hota Industrial Manufacturing Co. Ltd.	1,316,000	$ 1,998,360
Distributors - 3.6%
Li & Fung Ltd.	12,142,600	37,870,293
Hotels, Restaurants & Leisure - 3.1%
Cafe de Coral Holdings Ltd.	4,574,000	7,908,934
eLong, Inc. sponsored ADR (a)	198,100	2,517,851
Hong Kong & Shanghai Hotels Ltd.	4,232,709	7,427,232
Mandarin Oriental International Ltd.	2,521,000	4,210,070
Shangri-La Asia Ltd.	3,706,000	9,944,374
		32,008,461
Household Durables - 0.1%
Basso Industry Corp. Ltd.	1,188,160	1,483,080
Leisure Equipment & Products - 0.4%
Li Ning Co. Ltd.	2,746,000	4,670,750
Media - 1.1%
Hong Kong Economic Time Holdings Ltd.	4,572,000	1,387,850
Television Broadcasts Ltd.	1,431,000	9,805,764
		11,193,614
Textiles, Apparel & Luxury Goods - 0.1%
Qualipak International Holdings Ltd.	1,849,000	1,222,010
TOTAL CONSUMER DISCRETIONARY		90,446,568
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Dynasty Fine Wines Group Ltd.	2,366,000	1,027,312
Yantai Changyu Pioneer Wine Co. (B Shares)	706,263	3,356,050
		4,383,362
Food & Staples Retailing - 1.9%
Convenience Retail Asia Ltd.	850,200	348,465
Dairy Farm International Holdings Ltd.	4,810,500	18,279,900
Lianhua Supermarket Holdings Co. (H Shares)	949,000	1,334,617
		19,962,982
Food Products - 1.5%
China Mengniu Dairy Co. Ltd.	5,172,000	15,434,851
TOTAL CONSUMER STAPLES		39,781,195
ENERGY - 4.3%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	3,192,000	2,179,105
Oil, Gas & Consumable Fuels - 4.1%
China Shenhua Energy Co. Ltd. (H Shares)	4,919,000	12,033,673

	Shares	Value
CNOOC Ltd.	13,790,500	$ 11,828,112
PetroChina Co. Ltd. (H Shares)	15,232,000	18,785,626
		42,647,411
TOTAL ENERGY		44,826,516
FINANCIALS - 33.3%
Commercial Banks - 17.8%
Bank of East Asia Ltd.	4,751,907	27,297,218
BOC Hong Kong Holdings Ltd.	5,832,000	15,238,271
China Merchants Bank Co. Ltd. (H Shares) (a)	3,355,000	7,236,401
Dah Sing Banking Group Ltd.	615,200	1,512,884
DBS Group Holdings Ltd.	701,000	10,042,653
Hang Seng Bank Ltd.	1,315,000	18,274,416
HSBC Holdings PLC (Hong Kong) (Reg.)	3,430,421	63,003,107
Mega Financial Holding Co. Ltd.	5,140,000	3,442,069
Standard Chartered PLC:
(Hong Kong)	395,370	11,312,924
(United Kingdom)	387,481	11,115,028
Wing Hang Bank Ltd.	737,500	9,304,355
Wing Lung Bank Ltd.	777,000	8,762,709
		186,542,035
Diversified Financial Services - 1.1%
First Pacific Co. Ltd.	11,266,000	6,998,412
Jardine Matheson Holdings Ltd.	200,800	4,718,800
		11,717,212
Insurance - 2.8%
AXA Asia Pacific Holdings Ltd.	751,050	4,210,634
Cathay Financial Holding Co. Ltd.	6,616,943	14,669,932
China Life Insurance Co. Ltd. (H Shares)	861,000	2,535,932
Shin Kong Financial Holding Co. Ltd.	8,152,980	8,171,055
		29,587,553
Real Estate Investment Trusts - 0.3%
Champion (REIT)	5,029,000	2,782,617
Real Estate Management & Development - 11.3%
Cheung Kong Holdings Ltd.	3,391,000	44,648,709
Greentown China Holdings Ltd.	725,500	1,144,817
Guangzhou Investment Co. Ltd.	10,076,000	2,322,997
Henderson Investment Ltd.	722,000	1,357,536
Hong Kong Land Holdings Ltd.	2,334,000	10,362,960
Hysan Development Co. Ltd.	2,712,000	7,381,364
Shun Tak Holdings Ltd.	1,981,000	2,659,094
Sun Hung Kai Properties Ltd.	2,201,021	26,640,600
Swire Pacific Ltd. (A Shares)	1,892,000	21,724,982
		118,243,059
TOTAL FINANCIALS		348,872,476
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Wuyi International Pharmaceutical Co. Ltd. (a)	86,000	19,827
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.8%
Electrical Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	4,200	$ 154,560
Industrial Conglomerates - 3.3%
Hutchison Whampoa Ltd.	3,434,500	34,136,049
Machinery - 0.3%
King Slide Works Co. Ltd.	690,400	3,679,813
Transportation Infrastructure - 0.2%
Hopewell Holdings Ltd.	454,000	1,732,847
TOTAL INDUSTRIALS		39,703,269
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 2.7%
D-Link Corp.	3,165,000	4,455,242
Foxconn International Holdings Ltd. (a)	7,464,000	22,322,690
ZTE Corp. (H Shares)	319,000	1,438,207
		28,216,139
Computers & Peripherals - 2.9%
Catcher Technology Co. Ltd.	1,787,789	19,166,323
DVN Holdings Ltd. (a)	7,663,000	2,326,136
High Tech Computer Corp.	167,208	2,475,595
Wistron Corp.	4,765,655	6,845,916
		30,813,970
Electronic Equipment & Instruments - 7.2%
AU Optronics Corp.	8,064,994	10,703,685
Chroma ATE, Inc.	2,786,714	3,410,714
Everfocus Electronics Co. Ltd.	1,173,280	1,307,722
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,132,953	48,741,593
Kingboard Chemical Holdings Ltd.	1,362,300	5,609,727
Meadville Holdings Ltd. (a)	3,252,000	937,176
Yageo Corp. (a)	10,792,000	4,588,575
		75,299,192
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Semiconductor Engineering, Inc. (a)	9,291,690	10,596,257
King Yuan Electronics Co. Ltd.	3,829,780	2,948,490
MediaTek, Inc.	1,125,200	12,267,950
MJC Probe, Inc. (a)	550,700	1,906,636
Powertech Technology, Inc.	174,000	723,965
Siliconware Precision Industries Co. Ltd.	8,720,756	14,460,876
Taiwan Semiconductor Manufacturing Co. Ltd.	29,047,513	59,458,875
		102,363,049
TOTAL INFORMATION TECHNOLOGY		236,692,350

	Shares	Value
MATERIALS - 2.9%
Chemicals - 2.4%
Formosa Chemicals & Fibre Corp.	1,444,365	$ 2,579,302
Nan Ya Plastics Corp.	6,728,690	11,096,300
Taiwan Fertilizer Co. Ltd.	6,665,000	11,861,664
		25,537,266
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	2,106,000	1,483,573
Metals & Mining - 0.3%
Gloria Material Technology Corp.	2,339,000	3,523,382
TOTAL MATERIALS		30,544,221
TELECOMMUNICATION SERVICES - 4.3%
Wireless Telecommunication Services - 4.3%
China Mobile (Hong Kong) Ltd.	3,320,000	30,643,600
Far EasTone Telecommunications Co. Ltd.	10,473,685	11,848,780
SmarTone Telecommunications Holdings Ltd.	1,997,500	2,202,815
		44,695,195
UTILITIES - 3.3%
Electric Utilities - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	2,778,000	10,051,681
Gas Utilities - 2.0%
Hong Kong & China Gas Co. Ltd.	9,374,400	20,819,993
Xinao Gas Holdings Ltd.	492,000	460,019
		21,280,012
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	2,296,000	3,599,493
TOTAL UTILITIES		34,931,186
TOTAL COMMON STOCKS (Cost $695,027,499)		910,512,803
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 5.35% (b) (Cost $160,807,414)	160,807,414	160,807,414
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $855,834,913)	1,071,320,217
NET OTHER ASSETS - (2.2)%	(23,555,164)
NET ASSETS - 100%	$ 1,047,765,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,848,567
Total	$ 1,848,567
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $856,326,568. Net unrealized appreciation aggregated $214,993,649, of which $221,798,818 related to appreciated investment securities and $6,805,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2007

1.813063.102

DIF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 2.7%
Amcor Ltd. sponsored ADR	156,600	$ 3,554,820
Aristocrat Leisure Ltd.	3,000,000	37,528,245
Australia & New Zealand Banking Group Ltd.	6,000,000	135,623,490
Brambles Ltd. (a)	13,500,000	145,500,570
Brambles Ltd. unit (a)	7,500,000	79,867,087
Cochlear Ltd.	144,213	6,321,350
Computershare Ltd.	24,000,000	170,705,760
CSL Ltd.	4,659,650	251,212,891
Macquarie Capital Alliance Group unit (a)	9,999,900	34,088,009
National Australia Bank Ltd.	6,000,000	188,460,000
QBE Insurance Group Ltd.	9,500,000	227,203,899
Toll Holdings Ltd.	1,356,606	22,068,825
TOTAL AUSTRALIA		1,302,134,946
Belgium - 0.4%
InBev SA	2,938,200	189,062,561
KBC Groupe SA	12,600	1,588,849
RHJ International (a)	1,000,000	20,723,265
TOTAL BELGIUM		211,374,675
Bermuda - 0.2%
Clear Media Ltd. (a)(f)	27,000,000	33,025,937
Genesis Lease Ltd. ADR	269,800	6,993,216
Willis Group Holdings Ltd.	1,700,000	69,462,000
TOTAL BERMUDA		109,481,153
Brazil - 1.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	61,700	3,417,563
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,000,000	36,970,000
Banco Nossa Caixa SA	3,608,100	81,961,736
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	196,000	6,340,600
Cosan SA Industria E Comercio (a)	200,000	3,799,346
Cyrela Brazil Realty SA	2,600,000	24,285,681
Localiza Rent a Car SA	100,000	3,036,652
Petroleo Brasileiro SA Petrobras sponsored ADR	20,000	1,965,600
Sadia SA ADR (e)	61,000	1,967,250
TAM SA (PN) sponsored ADR (ltd. vtg.)	2,400,000	78,312,000
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,863,800	271,574,154
Vivo Participacoes SA (PN) sponsored ADR	15,000,000	57,150,000
TOTAL BRAZIL		570,780,582
Canada - 4.9%
Astral Media, Inc. Class A (non-vtg.)	600,000	23,406,425
Brookfield Asset Management, Inc. Class A (e)	3,300,000	161,241,713

	Shares	Value
Canadian National Railway Co.	900,000	$ 41,037,736
Canadian Natural Resources Ltd.	7,600,000	380,064,593
Canadian Oil Sands Trust unit	500,000	12,778,344
Corus Entertainment, Inc. Class B (non-vtg.)	900,000	37,480,877
EnCana Corp.	4,900,000	235,088,390
Flint Energy Services Ltd. (a)	1,800,000	38,628,251
Goldcorp, Inc.	5,325,440	147,234,883
Meridian Gold, Inc. (a)	661,700	19,289,742
Niko Resources Ltd. (f)(g)	2,750,000	203,106,408
OZ Optics Ltd. unit (h)	102,000	1,504,500
Petro-Canada	500,000	19,450,110
Potash Corp. of Saskatchewan, Inc.	900,000	140,427,001
Power Corp. of Canada (sub. vtg.)	3,800,000	115,072,242
Rogers Communications, Inc. Class B (non-vtg.)	3,000,000	92,809,791
Shoppers Drug Mart Corp.	1,500,000	64,125,446
Skye Resources, Inc. (a)	1,000,000	10,615,332
Suncor Energy, Inc.	1,800,000	133,401,326
Talisman Energy, Inc.	7,800,000	137,424,783
TransCanada Corp.	5,000,000	165,859,255
Ultra Petroleum Corp. (a)	500,000	26,100,000
Western Oil Sands, Inc. Class A (a)	6,000,000	161,652,218
TOTAL CANADA		2,367,799,366
Cayman Islands - 0.5%
GlobalSantaFe Corp.	3,000,000	174,030,000
Hutchison Telecommunications International Ltd. sponsored ADR (a)	876,200	31,911,204
Noble Corp.	750,000	56,212,500
TOTAL CAYMAN ISLANDS		262,153,704
Chile - 0.0%
Lan Airlines SA sponsored ADR	41,000	2,545,280
China - 0.2%
BYD Co. Ltd. (H Shares) (a)	7,000,000	24,655,780
China Life Insurance Co. Ltd. ADR	14	619
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(e)	2,920,300	28,297,707
Global Bio-Chem Technology Group Co. Ltd.	109,999,600	31,841,062
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	10,999,900	17,401,842
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR (e)	42,000	2,072,700
TOTAL CHINA		104,269,710
Colombia - 0.0%
BanColombia SA Sponsored ADR	58,000	1,725,500
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	4,000,000	170,581,423
Zentiva NV	180,000	10,840,862
TOTAL CZECH REPUBLIC		181,422,285
Common Stocks - continued
	Shares	Value
Denmark - 0.4%
Novozymes AS Series B	2,000,000	$ 172,706,138
Finland - 0.6%
Fortum Oyj	68,000	1,871,819
Nokia Corp. sponsored ADR	12,750,000	281,775,000
TOTAL FINLAND		283,646,819
France - 9.5%
Accor SA	600,000	49,735,836
Alcatel-Lucent SA sponsored ADR	31,000,000	403,000,000
Alstom SA (a)	1,500,000	183,185,842
AXA SA sponsored ADR (e)	5,031,000	213,666,570
bioMerieux SA	200,000	15,314,362
BNP Paribas SA	3,510,600	391,437,489
Bouygues SA	3,000,000	202,736,091
CNP Assurances	900,000	103,049,367
Dassault Aviation SA	36,265	33,157,090
Essilor International SA	1,200,000	134,583,920
Financiere Marc de Lacharriere SA (Fimalac)	1,401,759	131,542,746
Groupe Danone	511,400	78,784,223
Ipsen SA	500,000	22,776,041
Ipsos SA (f)	2,226,664	76,616,034
L'Oreal SA	1,500,000	158,552,527
Lagardere S.C.A. (Reg.)	900,000	70,850,106
Louis Vuitton Moet Hennessy (LVMH)	1,100,000	115,985,116
Neopost SA (f)	1,600,000	205,825,031
Pernod Ricard SA	1,320,000	270,278,295
Peugeot Citroen SA	1,358,174	89,305,383
Pinault Printemps-Redoute SA	200,000	29,507,844
Renault SA	3,412,644	422,325,212
Schneider Electric SA	1,400,000	169,057,528
Silicon On Insulator Technologies SA (SOITEC) (a)	500,000	14,675,721
Societe Generale Series A	1,018,920	179,945,270
Sodexho Alliance SA	415,457	28,996,569
Total SA Series B	55,300	3,763,165
Veolia Environnement	3,531,300	247,385,441
Vinci SA	4,000,000	549,492,357
TOTAL FRANCE		4,595,531,176
Germany - 7.4%
Adidas-Salomon AG	23,800	1,145,248
Allianz AG:
(Reg.)	18,960	3,816,648
sponsored ADR (e)	21,000,000	422,730,000
BASF AG sponsored ADR	20,000	1,935,400
Bayer AG	8,553,310	506,184,886
Bayerische Motoren Werke AG (BMW)	1,600,000	97,594,847
Celesio AG	1,800,000	102,685,733
Continental AG	1,054,923	127,676,361
DaimlerChrysler AG	1,500,000	93,735,000

	Shares	Value
Deutsche Postbank AG	1,000,000	$ 86,021,100
E.ON AG	16,780	2,284,933
E.ON AG sponsored ADR	8,500,000	385,815,000
Fresenius AG	625,000	125,960,631
GFK AG	1,600,000	75,573,446
Henkel KGaA	300,000	41,790,614
K&S AG	10,700	1,162,526
KarstadtQuelle AG (a)(e)	4,000,000	128,927,381
Lanxess AG (a)	900,000	46,521,775
Linde AG	2,020,986	216,466,401
Merck KGaA	12,600	1,469,131
Merck KGaA rights 2/6/07 (a)	12,600	25,947
MG Technologies AG	2,000,000	46,399,260
MPC Muenchmeyer Petersen Capital AG	236,029	20,832,595
MTU Aero Engines Holding AG	1,000,000	53,163,646
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,000,000	157,705,349
Praktiker Bau- und Heimwerkermaerkte Holding AG	900,000	33,196,324
Puma AG	250,000	90,810,911
RWE AG	3,330,220	347,235,377
SAP AG sponsored ADR	4,250,000	196,945,000
Siemens AG:
(Reg.) (e)	1,000,000	110,730,000
sponsored ADR	500,000	55,365,000
Volkswagen AG	244,000	27,193,668
TOTAL GERMANY		3,609,100,138
Greece - 0.0%
Hellenic Telecommunication Organization SA (OTE) (a)	72,000	2,135,826
Hong Kong - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	2,000,000	92,300,000
China Unicom Ltd. sponsored ADR (e)	160,000	2,169,600
CNOOC Ltd. sponsored ADR	44,000	3,773,880
Cosco Pacific Ltd.	21,416,000	53,488,568
Esprit Holdings Ltd.	11,274,000	114,292,295
Melco International Development Ltd.	18,000,000	38,086,455
Shun Tak Holdings Ltd.	20,000,000	26,845,981
Techtronic Industries Co. Ltd.	40,000,000	61,479,347
Television Broadcasts Ltd.	5,500,000	37,688,120
TOTAL HONG KONG		430,124,246
India - 2.2%
Bajaj Auto Ltd.	1,500,000	94,333,596
Bharat Forge Ltd.	1,075,000	8,157,611
Bharti Airtel Ltd. (a)	4,000,000	66,140,652
ICICI Bank Ltd. sponsored ADR	95,500	4,216,325
Infosys Technologies Ltd.	5,000,000	254,911,520
Reliance Industries Ltd.	8,000,000	247,994,551
Satyam Computer Services Ltd.	15,000,000	160,770,188
Common Stocks - continued
	Shares	Value
India - continued
State Bank of India	7,000,000	$ 219,742,510
Wipro Ltd. sponsored ADR (e)	120,000	2,077,200
TOTAL INDIA		1,058,344,153
Indonesia - 0.0%
PT Telkomunikasi Indonesia Tbk sponsored ADR	50,000	2,098,000
Ireland - 1.3%
CRH PLC	4,250,000	167,838,895
IAWS Group PLC (Ireland)	4,000,000	95,926,559
Ryanair Holdings PLC sponsored ADR (a)	4,000,000	346,760,000
TOTAL IRELAND		610,525,454
Italy - 3.0%
Banca Popolare di Milano	69,400	1,158,696
Enel S.p.A. ADR	37,000	1,973,950
ENI Spa	105,600	3,404,016
Fiat Spa (a)(e)	24,102,400	523,323,542
Impregilo Spa (a)	279,000	1,695,265
Intesa Sanpaolo Spa	40,478,464	305,519,295
Lottomatica Spa	1,028,417	41,927,314
Mediobanca Spa	53,700	1,224,823
Unicredito Italiano Spa	60,499,500	559,849,363
TOTAL ITALY		1,440,076,264
Japan - 14.7%
Aeon Co. Ltd.	8,200,000	178,356,882
Canon, Inc. sponsored ADR	9,200,000	485,852,000
Casio Computer Co. Ltd.	500,000	10,336,827
Chugai Pharmaceutical Co. Ltd.	7,500,000	168,102,915
Credit Saison Co. Ltd.	1,400,000	50,229,938
Daiwa Securities Group, Inc.	13,000,000	158,992,420
DCM Japan Holdings Co. Ltd. (a)(e)	1,100,000	10,226,623
East Japan Railway Co.	17,000	117,901,978
Fanuc Ltd.	2,600,000	240,212,126
Hirose Electric Co. Ltd.	800,000	94,792,229
Honda Motor Co. Ltd. sponsored ADR	3,500,000	137,655,000
Hoya Corp.	7,900,000	286,713,349
Ibiden Co. Ltd.	1,400,000	69,486,681
Japan Tobacco, Inc.	80,000	384,471,978
JSR Corp.	6,750,000	160,521,194
KDDI Corp.	4,000	28,305,092
Keyence Corp. (e)	880,000	197,459,505
Komatsu Ltd.	4,000,000	84,517,547
Kubota Corp.	5,000,000	52,657,746
Leopalace21 Corp.	250,000	7,954,593
Mitsubishi Estate Co. Ltd.	6,000,000	171,520,904
Mitsubishi UFJ Financial Group, Inc.	5,000	60,750,001
Mitsui & Co. Ltd.	4,500,000	71,889,631
Mitsui Fudosan Co. Ltd.	4,000,000	103,741,146

	Shares	Value
Mizuho Financial Group, Inc.	59,000	$ 425,322,125
Murata Manufacturing Co. Ltd. (a)	1,800,000	127,372,915
Nidec Corp.	300,000	21,203,961
Nintendo Co. Ltd.	1,700,000	501,470,778
Nippon Electric Glass Co. Ltd.	2,500,000	59,659,445
Nitto Denko Corp. (e)	2,474,300	121,167,612
NTT DoCoMo, Inc. (a)	10,000	15,180,000
ORIX Corp.	2,000,000	573,393,553
Shin-Etsu Chemical Co. Ltd.	5,100,000	331,308,783
Shinsei Bank Ltd.	2,000,000	10,970,709
Sony Corp. (e)	1,500,000	69,495,001
Stanley Electric Co. Ltd.	1,500,000	30,948,337
Sumco Corp.	2,400,000	86,705,060
Sumitomo Mitsui Financial Group, Inc.	32,550	331,743,800
Sumitomo Trust & Banking Co. Ltd.	9,000,000	96,275,429
T&D Holdings, Inc.	2,700,000	181,886,732
Tokai Carbon Co. Ltd.	1,000,000	7,565,149
Tokuyama Corp.	3,000,000	48,100,427
Tokyo Tatemono Co. Ltd.	3,000,000	36,441,978
Toyota Motor Corp. sponsored ADR	5,460,000	719,518,800
TOTAL JAPAN		7,128,378,899
Korea (South) - 1.8%
Amorepacific Corp. (a)	210,000	125,353,173
Kookmin Bank sponsored ADR	2,900,000	230,637,000
Korea Exchange Bank (a)	1,500,310	19,436,189
Korean Reinsurance Co.	1,973,460	25,929,102
LG Household & Health Care Ltd.	519,530	62,630,548
Macquarie Korea Infrastructure Fund	6,700,000	48,396,739
NHN Corp.	300,000	39,724,168
Samsung Fire & Marine Insurance Co. Ltd.	400,000	67,407,429
Shinhan Financial Group Co. Ltd.	3,845,010	200,519,678
SK Corp.	600,000	46,036,965
Woongjin Coway Co. Ltd.	550,000	14,398,173
TOTAL KOREA (SOUTH)		880,469,164
Luxembourg - 0.2%
SES Global SA FDR (France) unit	6,916,322	120,342,083
Mexico - 1.0%
America Movil SA de CV Series L sponsored ADR	5,700,000	252,852,000
Cemex SA de CV sponsored ADR	1,300,000	45,994,000
Fomento Economico Mexicano SA de CV sponsored ADR	1,500,000	180,105,000
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	400,000	16,184,000
TOTAL MEXICO		495,135,000
Netherlands - 3.1%
Arcelor Mittal	2,200,000	104,654,000
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	59,440,000
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV:
(Certificaten Van Aandelen)	36,400	$ 1,603,784
sponsored ADR	8,200,000	361,292,000
Koninklijke Numico NV	6,224,612	330,192,914
Koninklijke Philips Electronics NV (NY Shares)	5,500,000	215,325,000
Nutreco Holding NV	129,300	8,906,449
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	523,600	61,555,552
Reed Elsevier NV	101,200	1,772,723
Reed Elsevier NV sponsored ADR	10,500,000	369,390,000
Royal DSM NV	31,200	1,546,878
TOTAL NETHERLANDS		1,515,679,300
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	4,200,000	266,658,000
Norway - 1.2%
DnB Nor ASA	18,500,000	277,785,345
Norsk Hydro ASA sponsored ADR	77,000	2,487,100
PAN Fish ASA (a)	25,000,000	26,761,748
Telenor ASA	13,000,000	263,531,109
TOTAL NORWAY		570,565,302
Portugal - 0.5%
Energias de Portugal SA	36,000,000	179,705,897
Portugal Telecom SGPS SA sponsored ADR	4,500,000	59,895,000
TOTAL PORTUGAL		239,600,897
Russia - 0.4%
Novatek JSC GDR (g)	1,000,000	54,000,000
OAO Gazprom sponsored ADR	3,000,000	129,750,000
Rostelecom sponsored ADR (e)	91,000	4,368,000
TOTAL RUSSIA		188,118,000
South Africa - 0.7%
African Bank Investments Ltd.	3,000,000	12,046,525
FirstRand Ltd.	15,000,000	47,770,701
Gold Fields Ltd. sponsored ADR	1,000,000	16,890,000
Highveld Steel & Vanadium Corp. Ltd. ADR	378,000	3,972,780
Impala Platinum Holdings Ltd.	3,300,000	94,837,303
Sappi Ltd. sponsored ADR	235,400	3,305,016
Sasol Ltd.	2,500,000	84,966,076
Steinhoff International Holdings Ltd.	18,000,200	62,061,061
TOTAL SOUTH AFRICA		325,849,462
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	4,400,000	239,310,699
Altadis SA (Spain)	1,000,000	53,684,986
Banco Bilbao Vizcaya Argentaria SA	112,100	2,811,468

	Shares	Value
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (e)	24,890,000	$ 624,241,200
Banco Santander Central Hispano SA	138,700	2,637,502
Banco Santander Central Hispano SA sponsored ADR	9,000,000	169,830,000
Enagas SA	3,999,649	87,681,693
Fomento Construcciones y Contratas SA (FOCSA)	700,000	73,078,834
Gestevision Telecinco SA	4,000,000	108,334,451
Inditex SA	4,000,000	226,626,497
Red Electrica de Espana SA	1,400,000	56,328,180
Telefonica SA	5,143,600	113,056,328
Telefonica SA sponsored ADR	3,100,000	204,414,000
TOTAL SPAIN		1,962,035,838
Sweden - 2.1%
Assa Abloy AB (B Shares)	12,000,000	262,446,043
Atlas Copco AB (A Shares)	5,000,000	170,863,309
Modern Times Group AB (MTG) (B Shares)	700,800	44,316,777
Scania AB (B Shares)	500,000	35,827,338
Skandinaviska Enskilda Banken AB (A Shares)	2,522,000	84,187,626
Svenska Cellulosa AB (SCA) (B Shares)	3,000,000	160,359,712
Telefonaktiebolaget LM Ericsson:
(B Shares)	505,000	2,009,395
(B Shares) sponsored ADR (e)	7,000,000	278,530,000
Volvo AB sponsored ADR	29,000	2,132,370
TOTAL SWEDEN		1,040,672,570
Switzerland - 10.7%
ABB Ltd. (Reg.)	23,500,000	415,678,392
Actelion Ltd. (Reg.) (a)	825,000	200,653,266
Alcon, Inc.	1,475,000	173,696,000
Barry Callebaut AG	12,288	6,742,963
Compagnie Financiere Richemont unit	3,000,000	167,396,985
Julius Baer Holding AG (Bearer)	500,000	59,939,699
Kuehne & Nagel International AG	1,000,000	77,185,930
Lonza Group AG	1,015,671	96,116,162
Nestle SA (Reg.)	1,407,256	516,229,588
Nobel Biocare Holding AG (Switzerland)	360,000	119,179,900
Novartis AG:
(Reg.)	31,890	1,839,734
sponsored ADR	11,280,000	650,743,200
Roche Holding AG (participation certificate)	5,216,000	980,083,767
Schindler Holding AG (Reg.)	1,400,000	90,050,251
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	200,000	219,336,684
Swiss Life Holding	400,000	100,663,317
Swiss Reinsurance Co. (Reg.)	2,421,847	201,341,893
Syngenta AG sponsored ADR	6,000,000	222,420,000
Tecan Group AG (f)	950,000	67,979,900
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG (Reg.)	3,900,000	$ 187,200,000
UBS AG:
(NY Shares)	8,100,000	510,381,000
(Reg.)	44,648	2,813,270
Vontobel Holdings AG	120,237	6,017,892
Zurich Financial Services AG (Reg.)	400,000	107,577,890
TOTAL SWITZERLAND		5,181,267,683
Taiwan - 0.5%
Catcher Technology Co. Ltd.	4,080,727	43,748,190
Siliconware Precision Industries Co. Ltd.	5,000,000	8,291,068
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,000,000	174,560,000
TOTAL TAIWAN		226,599,258
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS (f)	2,800,000	29,065,055
Turkcell Iletisim Hizmet AS sponsored ADR	123,000	1,778,580
TOTAL TURKEY		30,843,635
United Kingdom - 12.7%
Anglo American PLC:
ADR	78,000	1,821,300
(United Kingdom)	5,650,000	262,423,797
Aviva PLC	1,000,000	16,130,597
BAE Systems PLC	20,000,000	164,154,862
Barclays PLC	18,000,000	265,455,001
BG Group PLC	8,000,000	105,074,829
BP PLC	67,700	716,605
British American Tobacco PLC	97,000	2,965,775
British American Tobacco PLC sponsored ADR	4,864,800	297,482,520
British Land Co. PLC	500,000	15,413,464
Bunzl PLC ADR	67,000	4,264,550
Burberry Group PLC	9,000,000	116,440,908
Capita Group PLC	24,000,000	298,956,358
easyJet PLC (a)	8,000,000	102,638,539
Experian Group Ltd.	19,000,000	215,582,192
GlaxoSmithKline PLC	56,200	1,521,053
Group 4 Securicor PLC (United Kingdom)	2,000,000	7,397,284
Hanson PLC ADR	55,000	4,152,500
HSBC Holdings PLC sponsored ADR (e)	3,450,000	316,813,500
Imperial Tobacco Group PLC	73,574	3,003,843
Imperial Tobacco Group PLC sponsored ADR	50,500	4,111,710
Informa PLC	15,000,000	164,596,930
International Power PLC	8,836,300	62,543,436
J Sainsbury PLC	261,100	2,225,121
KKR Private Equity Investors, LP	1,000,557	23,513,090

	Shares	Value
National Grid PLC	219,700	$ 3,315,115
Old Mutual plc	40,000,000	134,978,324
Pearson PLC	10,000,000	157,572,949
Punch Taverns Ltd.	3,500,000	78,874,888
Reckitt Benckiser PLC	10,437,400	502,213,529
Reuters Group PLC	12,000,000	101,734,754
Rolls-Royce Group PLC	20,408,708	187,658,681
Royal Bank of Scotland Group PLC	12,500,000	502,239,216
Standard Chartered PLC (United Kingdom)	7,729,300	221,717,674
Tesco PLC	77,842,100	639,290,308
Vodafone Group PLC	659,600	1,938,564
Vodafone Group PLC sponsored ADR	28,700,000	843,493,000
Wolseley PLC ADR	170,000	4,481,200
Xstrata PLC	6,500,000	302,925,153
TOTAL UNITED KINGDOM		6,141,833,119
United States of America - 3.7%
Allegheny Technologies, Inc.	1,450,000	150,060,500
AT&T, Inc.	1,700,000	63,971,000
Avon Products, Inc.	1,000,000	34,390,000
C.R. Bard, Inc.	800,000	66,016,000
Equitable Resources, Inc.	1,000,000	43,250,000
Flowserve Corp. (a)	2,050,000	108,793,500
Genentech, Inc. (a)	1,150,000	100,475,500
Henry Schein, Inc. (a)	450,879	22,891,127
Merck & Co., Inc.	3,400,000	152,150,000
Newmont Mining Corp.	1,600,000	72,160,000
NII Holdings, Inc. (a)	350,000	25,830,000
Peabody Energy Corp.	541,300	22,101,279
RTI International Metals, Inc. (a)(f)	1,600,000	130,800,000
Synthes, Inc.	3,000,000	377,005,025
Tim Hortons, Inc.	1,038,100	32,181,100
Titanium Metals Corp. (a)	3,501,000	107,970,840
Transocean, Inc. (a)	1,650,000	127,660,500
UnitedHealth Group, Inc.	1,150,000	60,099,000
Valero Energy Corp.	1,200,000	65,136,000
Zimmer Holdings, Inc. (a)	600,000	50,532,000
TOTAL UNITED STATES OF AMERICA		1,813,473,371
TOTAL COMMON STOCKS (Cost $32,052,559,872)		45,445,496,996
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(h)	198,000	2
Nonconvertible Preferred Stocks - 0.5%
Germany - 0.1%
Porsche AG (non-vtg.) (e)	20,000	25,267,786
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Italy - 0.3%
Intesa Sanpaolo Spa	17,859,700	$ 132,821,072
United Kingdom - 0.1%
European Capital Ltd. preference shares (a)(h)	4,900,000	63,864,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS		221,953,008
TOTAL PREFERRED STOCKS (Cost $165,949,513)		221,953,010
Government Obligations - 0.9%
		Principal Amount (d)
Germany - 0.4%
German Federal Republic 3.461% 2/14/07	EUR	157,500,000	205,037,449
United Kingdom - 0.5%
United Kingdom, Great Britain & Northern Ireland 4.5% 3/7/07	GBP	126,500,000	248,279,906
TOTAL GOVERNMENT OBLIGATIONS (Cost $454,119,321)			453,317,355
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	2,545,204,661	2,545,204,661
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	899,731,913	899,731,913
TOTAL MONEY MARKET FUNDS (Cost $3,444,936,574)		3,444,936,574
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $36,117,565,280)	49,565,703,935
NET OTHER ASSETS - (2.3)%	(1,116,261,500)
NET ASSETS - 100%	$ 48,449,442,435
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
77,755,459 AUD	Feb. 2007	$ 60,335,878	$ 335,878
87,417,400 CHF	Feb. 2007	70,449,748	449,748
285,557,725 EUR	Feb. 2007	372,638,793	2,638,793
132,723,486 GBP	Feb. 2007	260,763,926	763,926
29,130,240,000 JPY	Feb. 2007	242,237,172	2,237,172
		$ 1,006,425,517	$ 6,425,517
(Payable Amount $1,000,000,000)

The value of contracts to buy as a percentage of net assets - 2.1%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $257,106,408 or 0.5% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,368,652 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
European Capital Ltd. preference shares	8/22/05 - 8/29/05	$ 59,927,350
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acibadem Saglik Hizmetleri AS	$ 26,724,309	$ 4,072,561	$ -	$ -	$ 29,065,055
Clear Media Ltd.	37,841,382	-	-	-	33,025,937
Ipsos SA	84,893,943	-	-	-	76,616,034
Neopost SA	201,760,549	-	6,251,092	-	205,825,031
Niko Resources Ltd.	121,141,941	51,153,542	-	54,933	203,106,408
RTI International Metals, Inc.	73,584,000	55,021,757	28,405,389	-	130,800,000
Tecan Group AG	42,888,719	10,110,973	-	-	67,979,900
Techem AG	127,767,640	-	144,513,953	-	-
Total	$ 716,602,483	$ 120,358,833	$ 179,170,434	$ 54,933	$ 746,418,365
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,070,629
Fidelity Securities Lending Cash Central Fund	2,445,890
Total	$ 41,516,519
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $36,406,892,385. Net unrealized appreciation aggregated $13,158,811,550, of which $13,521,997,865 related to appreciated investment securities and $363,186,315 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2007

1.813065.102

EMF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.7%
Banco Macro SA sponsored ADR	269,000	$ 8,877,000
Inversiones y Representaciones SA sponsored GDR (a)(d)	847,900	15,151,973
Nortel Inversora SA (PN-B) sponsored ADR (a)	145,800	2,291,976
TOTAL ARGENTINA		26,320,949
Austria - 0.8%
C.A.T. oil AG Bearer	131,340	3,255,881
CA Immo International AG	83,400	1,815,280
Raiffeisen International Bank Holding AG	102,100	15,586,727
voestalpine AG	167,500	9,693,014
TOTAL AUSTRIA		30,350,902
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	902,700	23,166,283
Central European Media Enterprises Ltd. Class A (a)	225,200	19,545,108
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	246,700	1,786,108
Credicorp Ltd. (NY Shares)	84,100	3,550,702
Dufry South America Ltd. unit (a)	373,930	5,967,951
Emperor International Holding Ltd.	10,862,000	2,573,769
Sinofert Holdings Ltd.	10,799,900	5,035,112
TOTAL BERMUDA		61,625,033
Brazil - 12.5%
All America Latina Logistica SA unit	499,700	5,432,110
Banco Bradesco SA (PN)	1,065,700	43,299,315
Banco Itau Holding Financeira SA (PN) (non-vtg.)	166,600	6,180,683
Banco Nossa Caixa SA	460,800	10,467,550
Brascan Residential Properties SA	416,600	3,236,223
Companhia de Concessoes Rodoviarias	142,100	1,856,489
Companhia de Saneamento de Minas Gerais	906,800	10,156,433
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.)	2,264,400	65,056,212
CSU Cardsystem SA sponsored ADR (e)	80,000	1,383,018
Cyrela Brazil Realty SA	1,675,300	15,648,385
Duratex SA (PN)	82,200	1,556,500
Eternit SA	264,400	1,867,188
Localiza Rent a Car SA	446,500	13,558,650
Lojas Americanas SA	176,700,900	10,358,056
Lojas Renner SA	1,355,900	19,023,008
LPS Brasil Consultoria de Imoveis SA	268,000	3,040,795
Medial Saude SA	303,900	3,433,817
Net Servicos de Communicacao SA sponsored ADR (d)	1,040,626	12,633,200
Obrascon Huarte Lain Brasil SA (a)	205,000	3,102,917
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	1,947,700	42,804,377
(PN) sponsored ADR (non-vtg.)	520,500	46,168,350
sponsored ADR	243,000	23,882,040

	Shares	Value
Submarino SA	429,100	$ 13,020,171
TAM SA:
(PN) (ltd.-vtg.)	430,300	13,947,956
(PN) sponsored ADR (ltd. vtg.)	108,500	3,540,355
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,531,000	14,300,530
GDR	235,400	22,322,982
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	484,700	18,267,101
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	906,100	16,355,105
Weg SA (PN)	225,600	1,667,531
TOTAL BRAZIL		447,567,047
British Virgin Islands - 0.1%
Equator Exploration Ltd. (a)	1,069,500	945,585
Titanium Resources Group Ltd. (a)	1,364,400	1,648,634
TOTAL BRITISH VIRGIN ISLANDS		2,594,219
Canada - 0.8%
Addax Petroleum, Inc.	140,600	3,871,698
Addax Petroleum, Inc. (a)(e)	20,700	570,015
AUR Resources, Inc.	300,000	5,790,413
First Quantum Minerals Ltd.	122,500	6,498,768
Frontera Copper Corp. (a)	1,172,800	4,485,467
SXR Uranium One, Inc. (South Africa) (a)	564,460	7,339,856
TOTAL CANADA		28,556,217
Cayman Islands - 1.7%
Agile Property Holdings Ltd.	12,450,000	10,173,679
Foxconn International Holdings Ltd. (a)	4,845,100	14,490,309
Gems TV Holdings Ltd.	2,038,000	1,645,635
Lee & Man Paper Manufacturing Ltd.	6,430,000	15,235,991
Shui On Land Ltd.	4,312,500	3,634,486
SinoCom Software Group Ltd.	17,898,000	4,011,719
Trina Solar Ltd. ADR	456,800	13,416,216
TOTAL CAYMAN ISLANDS		62,608,035
China - 3.2%
China Coal Energy Co. Ltd. (H Shares)	4,715,700	3,569,617
China Gas Holdings Ltd.	13,903,100	2,777,949
China Petroleum & Chemical Corp. (H Shares)	40,624,800	33,982,645
China Shenhua Energy Co. Ltd. (H Shares)	8,208,800	20,081,726
China Telecom Corp. Ltd. (H Shares)	18,123,400	8,780,787
First Tractor Co. Ltd. (H Shares) (a)	8,104,800	3,332,233
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,488,000	6,736,989
Home Inns & Hotels Management, Inc. ADR	3,300	147,642
Industrial & Commercial Bank of China	13,580,000	7,879,270
Maanshan Iron & Steel Co. Ltd. (H Shares)	3,110,000	1,983,708
Common Stocks - continued
	Shares	Value
China - continued
Parkson Retail Group Ltd. (d)	1,124,000	$ 6,327,224
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,880,000	13,906,628
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	6,693,681
TOTAL CHINA		116,200,099
Colombia - 0.3%
BanColombia SA Sponsored ADR	306,800	9,127,300
Cyprus - 0.4%
Bank of Cyprus Public Co. Ltd.	117,800	1,793,284
Mirland Development Corp. PLC	382,900	4,137,665
Urals Energy Public Co. Ltd. (a)	484,530	3,450,929
XXI Century Investments Public Ltd. (a)	290,000	4,415,776
TOTAL CYPRUS		13,797,654
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	687,200	29,305,888
Egypt - 1.7%
Commercial International Bank Ltd. sponsored GDR	836,250	7,777,125
Eastern Tobacco Co.	128,345	7,209,128
Orascom Construction Industries SAE:
GDR	124,312	11,312,392
GDR (e)	16,120	1,466,920
Orascom Hotels & Development (OHD) (a)	1,319,849	9,165,039
Orascom Telecom Holding SAE GDR	338,664	23,367,816
TOTAL EGYPT		60,298,420
Estonia - 0.0%
Tallinna Vesi AS	13,700	328,727
Finland - 0.1%
YIT-Yhtyma OY	119,050	3,182,410
GEORGIA - 0.2%
Bank of Georgia:
ADR (a)	81,200	2,111,200
unit (a)	190,200	4,945,200
TOTAL GEORGIA		7,056,400
Hong Kong - 4.0%
Chaoda Modern Agriculture (Holdings) Ltd.	21,888,100	15,475,160
China Grand Frstry Resources Group Ltd. (a)	12,240,000	1,881,268
China Mobile (Hong Kong) Ltd.	8,361,400	77,175,722
China Resources Power Holdings Co. Ltd.	4,869,500	7,634,029
CNOOC Ltd.	22,937,900	19,673,837
Hopson Development Holdings Ltd.	4,143,900	9,872,115
Kerry Properties Ltd.	2,160,000	10,125,648
TOTAL HONG KONG		141,837,779

	Shares	Value
Hungary - 0.4%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	69,072	$ 7,120,353
Richter Gedeon Ltd.	37,600	7,553,563
TOTAL HUNGARY		14,673,916
India - 4.6%
Bharat Forge Ltd.	841,802	6,387,994
Bharat Heavy Electricals Ltd.	170,518	9,760,492
Bharti Airtel Ltd. (a)	1,463,776	24,203,775
Federal Bank Ltd.	113,158	640,364
Federal Bank Ltd.:
GDR	249,942	1,449,664
GDR (a)(e)	337,300	1,956,340
Gujarat Ambuja Cement Ltd.	2,585,865	8,054,430
HCL Technologies Ltd.	662,115	9,740,961
Indian Overseas Bank	2,102,400	5,724,843
INFO Edge India Ltd.	5,127	80,964
ITC Ltd.	1,500	5,941
Jaiprakash Associates Ltd.	641,354	10,168,836
Larsen & Toubro Ltd.	292,798	10,554,810
Nagarjuna Construction Co. Ltd.	1,345,260	6,402,803
Pantaloon Retail India Ltd.	716,110	7,917,662
Parsvnath Developers Ltd.	11,522	103,823
Rolta India Ltd.	678,244	4,954,505
Rolta India Ltd. sponsored GDR (e)	242,105	1,779,472
Satyam Computer Services Ltd.	1,302,100	13,955,924
Sintex Industries Ltd.	710,885	3,442,341
State Bank of India	453,592	14,239,064
Suzlon Energy Ltd.	159,626	4,137,855
UTI Bank Ltd.	591,700	7,176,107
Wipro Ltd.	985,534	13,710,951
TOTAL INDIA		166,549,921
Indonesia - 1.9%
PT Aneka Tambang Tbk	16,611,400	14,240,661
PT Bakrie & Brothers Tbk (a)	368,481,500	6,965,839
PT Bank Mandiri Persero Tbk	20,295,500	5,743,892
PT Bank Niaga Tbk	50,885,000	5,033,402
PT Bank Rakyat Indonesia Tbk	15,574,500	9,072,339
PT Medco Energi International Tbk	22,011,000	8,285,709
PT Perusahaan Gas Negara Tbk Series B	15,257,300	15,762,854
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	7,555,500	4,401,172
TOTAL INDONESIA		69,505,868
Ireland - 0.1%
Dragon Oil plc (a)	832,800	2,945,239
Israel - 1.6%
Bank Hapoalim BM (Reg.)	4,119,145	19,106,988
Israel Chemicals Ltd.	2,781,900	17,163,982
Ituran Location & Control Ltd.	238,300	3,503,010
Orckit Communications Ltd. (a)	481,400	4,720,127
Common Stocks - continued
	Shares	Value
Israel - continued
Ormat Industries Ltd.	459,000	$ 5,514,953
Orpak Systems Ltd.	832,800	3,010,689
RADWARE Ltd. (a)	338,200	4,379,690
TOTAL ISRAEL		57,399,439
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan GDR (a)(e)	320,200	7,556,720
Kazkommertsbank JSC:
ADR (a)	23,200	517,360
unit (a)	326,146	7,273,056
TOTAL KAZAKHSTAN		15,347,136
Korea (South) - 13.9%
Celrun Co. Ltd. (a)	638,730	4,425,655
Daegu Bank Co. Ltd.	824,040	13,650,294
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	488,370	14,229,776
Hanjin Heavy Industries & Construction Co. Ltd.	419,810	12,958,662
Hite Brewery Co. Ltd.	40,300	5,073,565
Honam Petrochemical Corp.	86,900	7,027,048
Hynix Semiconductor, Inc. (a)	303,890	10,184,842
Hyundai Department Store Co. Ltd.	116,889	9,300,023
Hyundai Engineering & Construction Co. Ltd. (a)	220,120	11,355,452
Hyundai Mipo Dockyard Co. Ltd.	31,453	3,938,289
Hyundai Motor Co.	47,570	3,404,190
Industrial Bank of Korea	739,560	13,705,447
Kookmin Bank	43,090	3,432,753
Korea Zinc Co. Ltd.	72,950	6,492,272
Korean Air Lines Co. Ltd.	219,340	7,879,824
Kyeryong Construction Industrial Co. Ltd.	338,240	13,601,822
LG Engineering & Construction Co. Ltd.	232,190	19,334,077
LG Household & Health Care Ltd.	136,670	16,475,886
Macquarie Korea Infrastructure Fund GDR	1,433,900	10,324,080
MegaStudy Co. Ltd.	91,508	12,654,639
NHN Corp.	174,960	23,167,135
ON*Media Corp.	207,200	1,663,762
POSCO	113,880	40,027,190
Samsung Electronics Co. Ltd.	213,075	131,947,855
Samsung Heavy Industries Ltd.	791,690	17,547,812
Shinhan Financial Group Co. Ltd.	604,710	31,536,005
SK Corp.	370,750	28,447,008
Taewoong Co. Ltd.	173,651	5,330,284
Woong Jin.Com Co. Ltd.	340,580	5,815,740
Woori Finance Holdings Co. Ltd.	557,180	13,085,196
YBM Sisa.com, Inc.	141,220	2,641,783
TOTAL KOREA (SOUTH)		500,658,366
Lebanon - 0.2%
Solidere GDR	333,800	5,591,150

	Shares	Value
Luxembourg - 1.1%
Evraz Group SA:
GDR (e)	66,100	$ 1,838,241
GDR	497,300	13,829,913
Tenaris SA sponsored ADR	516,000	24,494,520
TOTAL LUXEMBOURG		40,162,674
Malaysia - 0.6%
Genting BHD	1,036,600	11,252,907
Lion Diversified Holdings BHD	3,169,000	5,567,590
Steppe Cement Ltd. (a)	983,900	4,716,807
TOTAL MALAYSIA		21,537,304
Mexico - 6.9%
America Movil SA de CV Series L sponsored ADR	2,313,500	102,626,860
Cemex SA de CV sponsored ADR	875,418	30,972,289
Fomento Economico Mexicano SA de CV sponsored ADR	248,400	29,825,388
Grupo Aeroportuario Norte Sab de CV ADR	301,900	7,324,094
Grupo Famsa SA de CV Series A	1,201,600	5,452,214
Grupo Financiero Banorte SA de CV Series O	917,000	3,647,517
Grupo Mexico SA de CV Series B	2,888,112	11,865,879
Urbi, Desarrollos Urbanos, SA de CV (a)	5,928,700	21,120,147
Wal-Mart de Mexico SA de CV Series V	7,592,274	33,690,696
TOTAL MEXICO		246,525,084
Netherlands - 0.3%
Plaza Centers NV	775,400	3,046,934
X5 Retail Group NV unit (a)	265,000	7,221,250
TOTAL NETHERLANDS		10,268,184
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (e)	369,325	4,745,826
GDR	630,000	8,095,500
TOTAL OMAN		12,841,326
Pakistan - 0.3%
MCB Bank Ltd. (a)	330,600	1,622,104
MCB Bank Ltd. unit (e)	167,300	3,212,160
Oil & Gas Development Co. Ltd.:
ADR (a)(e)	134,300	2,703,459
unit (a)(e)	233,500	4,700,355
TOTAL PAKISTAN		12,238,078
Panama - 0.3%
Copa Holdings SA Class A	165,300	9,265,065
Philippines - 0.9%
Ayala Corp.	459,000	5,922,581
Jollibee Food Corp.	1,864,400	1,622,878
Philippine Long Distance Telephone Co.	274,530	14,787,791
PNOC Energy Development Corp. (a)	10,677,000	1,060,593
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Land Corp.	12,015,000	$ 3,998,848
SM Investments Corp.	585,950	4,440,379
TOTAL PHILIPPINES		31,833,070
Poland - 0.3%
Globe Trade Centre SA (a)	615,500	10,274,601
Romania - 0.1%
Banca Transilvania SA	8,506,974	3,483,663
Russia - 11.8%
JSC Chelyabinsk Zinc Plant (a)	27,300	4,231,500
JSC MMC 'Norilsk Nickel' sponsored ADR	249,700	42,199,300
Lukoil Oil Co. sponsored ADR	847,140	68,703,054
Mobile TeleSystems OJSC sponsored ADR	302,900	16,405,064
Novatek JSC:
GDR	58,400	3,153,600
GDR (e)	268,500	14,499,000
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	574,600	14,169,636
OAO Gazprom sponsored ADR	3,045,606	131,722,460
OAO TatNeft unit	119,800	10,374,680
OAO TMK (a)	1,345,400	11,704,980
OAO TMK unit	104,100	3,653,910
RBC Information Systems Jsc (a)	316,100	3,635,150
Sberbank (Savings Bank of the Russian Federation)	1,400	4,620,000
Sberbank (Savings Bank of the Russian Federation) GDR	114,400	38,915,945
Sistema JSFC sponsored:
GDR (e)	214,100	6,487,230
GDR	54,300	1,645,290
Sistema-Hals JSC	25,221	6,431,355
Vimpel Communications sponsored ADR (a)	424,400	36,256,492
VSMPO-Avisma Corp.	17,100	5,044,500
TOTAL RUSSIA		423,853,146
Singapore - 0.4%
Keppel Corp. Ltd.	615,900	7,179,116
Olam International Ltd.	2,531,000	3,246,879
Sino-Environment Technology Group Ltd.	1,532,000	3,132,537
TOTAL SINGAPORE		13,558,532
South Africa - 8.8%
African Bank Investments Ltd.	2,593,026	10,412,317
Aveng Ltd.	2,866,029	15,338,136
Bidvest Group Ltd.	997,700	18,649,889
Ellerine Holdings Ltd.	639,191	6,709,647
FirstRand Ltd.	9,090,656	28,951,134
Gold Fields Ltd.	381,100	6,436,779

	Shares	Value
Illovo Sugar Ltd.	695,400	$ 1,806,384
Impala Platinum Holdings Ltd.	1,527,228	43,890,359
JD Group Ltd.	611,900	7,413,632
Lewis Group Ltd.	1,252,973	10,930,116
MTN Group Ltd.	4,082,500	49,010,350
Naspers Ltd. Class N sponsored ADR (d)	812,618	20,315,450
Nedbank Group Ltd.	677,700	12,949,682
Network Healthcare Holdings Ltd.	5,199,600	10,511,515
Sasol Ltd.	1,256,075	42,689,506
Steinhoff International Holdings Ltd.	3,037,900	10,474,067
Telkom SA Ltd.	169,300	3,774,673
Truworths International Ltd.	3,126,973	14,890,141
TOTAL SOUTH AFRICA		315,153,777
Taiwan - 6.8%
Advanced Semiconductor Engineering, Inc. (a)	9,075,000	10,349,144
Chipbond Technology Corp.	2,457,290	2,507,515
Delta Electronics, Inc.	5,789,550	18,901,711
Foxconn Technology Co. Ltd.	946,500	11,296,945
High Tech Computer Corp.	744,200	11,018,237
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,545,024	58,390,695
Inotera Memories, Inc. (a)	2,911,000	3,213,620
Motech Industries, Inc.	291,992	4,185,630
Phoenix Precision Technology Corp.	7,272,752	7,454,532
Powertech Technology, Inc.	2,880,400	11,984,536
Shin Kong Financial Holding Co. Ltd.	16,565,000	16,601,725
Siliconware Precision Industries Co. Ltd.	15,815,045	26,224,723
Taiwan Chi Cheng Enterprise Co. Ltd.	1,046,000	4,018,556
Taiwan Semiconductor Manufacturing Co. Ltd.	29,014,705	59,391,719
TOTAL TAIWAN		245,539,288
Thailand - 1.2%
Bumrungrad Hospital PCL (For. Reg.)	3,732,200	3,866,452
Charoen Pokphand Foods PCL (For. Reg.)	53,101,500	7,059,825
Minor International PCL (For. Reg.)	27,175,394	8,445,878
Padaeng Industry PCL unit (a)	2,220,700	2,204,724
PTT Public Co. Ltd. (For. Reg.)	1,750,200	10,022,728
Robinson Department Store PCL (For. Reg.) (a)	11,590,900	3,669,062
Thai Oil PCL (For. Reg.)	4,565,700	7,554,755
TOTAL THAILAND		42,823,424
Turkey - 2.8%
Acibadem Saglik Hizmetleri AS	837,300	8,691,490
Anadolu Efes Biracilk Ve Malt Sanyii AS	338,829	11,081,503
Asya Katilim Bankasi AS	2,696,000	12,459,296
Dogan Yayin Holding AS (a)	2,127,739	7,488,310
Dogus Otomotiv Servis ve Ticaret AS	1,255,700	6,383,402
Enka Insaat ve Sanayi AS	2,078,163	22,015,378
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri AS	711,400	$ 12,644,863
Turkiye Garanti Bankasi AS	5,273,500	19,871,703
TOTAL TURKEY		100,635,945
Ukraine - 0.2%
Stirol sponsored ADR (a)	191,500	2,745,507
Ukrnafta Open JSC sponsored ADR	10,000	3,962,184
TOTAL UKRAINE		6,707,691
United Kingdom - 0.8%
Aricom PLC (a)	2,043,200	2,207,907
Hirco PLC (a)	343,600	2,821,868
Imperial Energy PLC (a)	284,700	4,047,001
Peter Hambro Mining PLC (a)	193,100	4,268,174
Sibir Energy PLC (a)	1,401,486	11,372,242
Unitech Corporate Parks PLC (a)	1,745,800	3,052,754
Victoria Oil & Gas PLC (a)	887,800	915,760
TOTAL UNITED KINGDOM		28,685,706
United States of America - 1.1%
Central European Distribution Corp. (a)	149,600	4,411,704
CTC Media, Inc. (f)	372,960	8,022,370
CTC Media, Inc.	514,100	11,058,291
NII Holdings, Inc. (a)	238,800	17,623,440
TOTAL UNITED STATES OF AMERICA		41,115,805
TOTAL COMMON STOCKS (Cost $2,647,281,794)		3,489,930,477
Nonconvertible Preferred Stocks - 0.2%

Korea (South) - 0.2%
Samsung Electronics Co. Ltd. (Cost $5,020,749)	14,270	6,738,284
Investment Companies - 0.3%

Romania - 0.3%
SIF 1 Banat-Crisana Arad Fund	1,421,700	1,811,880
SIF 3 Transilvania Brasov Fund	3,395,800	4,041,845
SIF 4 Muntenia Bucuresti Fund	2,731,000	1,944,070
SIF 5 Oltenia Craiova Fund	1,203,500	1,630,522
TOTAL INVESTMENT COMPANIES (Cost $9,005,292)		9,428,317
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	96,259,176	$ 96,259,176
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	6,139,325	6,139,325
TOTAL MONEY MARKET FUNDS (Cost $102,398,501)		102,398,501
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,763,706,336)	3,608,495,579
NET OTHER ASSETS - (0.5)%	(19,411,923)
NET ASSETS - 100%	$ 3,589,083,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,068,392 or 1.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,022,370 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 1,400,073
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,335,816
Fidelity Securities Lending Cash Central Fund	52,149
Total	$ 1,387,965
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,764,915,869. Net unrealized appreciation aggregated $843,579,710, of which $932,165,075 related to appreciated investment securities and $88,585,365 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2007

1.813014.102

ECA-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.8%
	Shares	Value
Argentina - 0.7%
Cresud S.A.C.I.F. y A. sponsored ADR	569,100	$ 10,573,878
Austria - 2.3%
Flughafen Wien AG	322,477	32,152,980
Bermuda - 0.9%
SeaDrill Ltd. (a)	746,900	12,298,221
Canada - 1.4%
European Goldfields Ltd. (a)	2,642,200	11,811,977
MagIndustries Corp. (a)	631,380	590,275
New Flyer Industries, Inc.	1,062,300	7,990,273
TOTAL CANADA		20,392,525
Finland - 1.0%
UPM-Kymmene Corp.	553,400	14,144,904
France - 11.9%
BIC SA	425,383	28,719,108
Compagnie Generale de Geophysique SA (a)	65,400	12,981,913
Eutelsat Communications	1,204,364	24,173,500
Icade SA	627,866	40,057,212
Renault SA	258,000	31,928,295
Sanofi-Aventis sponsored ADR	661,399	29,154,468
TOTAL FRANCE		167,014,496
Germany - 9.6%
E.ON AG	223,800	30,474,846
KarstadtQuelle AG (a)(d)	1,208,300	38,945,739
Lanxess AG (a)	712,100	36,809,062
RWE AG	280,600	29,257,601
TOTAL GERMANY		135,487,248
Italy - 2.2%
Intesa Sanpaolo Spa	4,060,400	30,646,680
Luxembourg - 4.4%
Acergy SA (a)	1,158,400	22,461,664
SES Global SA FDR (France) unit	2,289,000	39,827,965
TOTAL LUXEMBOURG		62,289,629
Netherlands - 9.3%
Koninklijke Philips Electronics NV (d)	1,099,700	43,053,255
Koninklijke Wessanen NV (d)	333,714	4,610,429
Nutreco Holding NV	457,600	31,520,425
Reed Elsevier NV	1,800,800	31,544,657
Tele Atlas NV (a)(d)	944,778	19,517,316
TOTAL NETHERLANDS		130,246,082
Norway - 2.9%
Fred Olsen Energy ASA (a)(d)	261,600	11,612,227
Petroleum Geo-Services ASA (a)	640,350	14,956,294
TGS Nopec Geophysical Co. ASA (a)	693,050	14,132,545
TOTAL NORWAY		40,701,066

	Shares	Value
Sweden - 5.8%
Assa Abloy AB (B Shares)	1,101,200	$ 24,083,799
Atlas Copco AB (A Shares)	784,600	26,811,870
Investor AB (B Shares)	1,248,600	30,181,986
TOTAL SWEDEN		81,077,655
Switzerland - 12.1%
Actelion Ltd. (Reg.) (a)	179,049	43,547,594
Bellevue Group AG	75,418	5,372,490
Bucher Industries AG	190,301	22,797,869
Nestle SA (Reg.)	115,431	42,344,035
Pargesa Holding SA	263,303	28,516,112
Syngenta AG (Switzerland)	152,210	28,212,124
TOTAL SWITZERLAND		170,790,224
Turkey - 0.7%
Selcuk Ecza Deposu Tic AS	2,483,507	10,152,979
United Kingdom - 11.5%
Benfield Group PLC	4,373,757	29,647,020
GlaxoSmithKline PLC	1,112,000	30,096,280
Pearson PLC	1,873,400	29,519,716
Peter Hambro Mining PLC (a)(d)	1,616,551	35,731,334
Tesco PLC	4,530,600	37,208,255
TOTAL UNITED KINGDOM		162,202,605
United States of America - 5.1%
NTL, Inc.	1,252,000	34,117,000
Synthes, Inc.	299,762	37,670,593
TOTAL UNITED STATES OF AMERICA		71,787,593
TOTAL COMMON STOCKS (Cost $972,348,630)		1,151,958,765
Nonconvertible Preferred Stocks - 2.6%

Italy - 2.6%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $22,909,066)	1,119,211	36,438,917
Government Obligations - 8.0%
		Principal Amount
Austria - 1.3%
Austrian Republic 5.625% 7/15/07	EUR	14,275,000	18,735,558
Finland - 1.3%
Finnish Government 5% 7/4/07	EUR	14,275,000	18,685,324
France - 2.7%
French Government 2.25% 3/12/07	EUR	28,550,000	37,165,245
Government Obligations - continued
		Principal Amount	Value
Germany - 1.4%
German Federal Republic 6% 7/4/07	EUR	14,275,000	$ 18,763,466
Netherlands - 1.3%
Dutch Government 3% 7/15/07	EUR	14,275,000	18,522,714
TOTAL GOVERNMENT OBLIGATIONS (Cost $109,058,193)			111,872,307
Money Market Funds - 14.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	115,017,996	115,017,996
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	92,334,710	92,334,710
TOTAL MONEY MARKET FUNDS (Cost $207,352,706)		207,352,706
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $1,311,668,595)	1,507,622,695
NET OTHER ASSETS - (7.1)%	(99,910,634)
NET ASSETS - 100%	$ 1,407,712,061
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,142,584
Fidelity Securities Lending Cash Central Fund	516,900
Total	$ 1,659,484
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,312,731,361. Net unrealized appreciation aggregated $194,891,334, of which $203,971,476 related to appreciated investment securities and $9,080,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2007

1.813067.102

EUR-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Austria - 0.7%
Erste Bank AG	428,300	$ 33,320,438
Belgium - 0.9%
InBev SA	615,200	39,585,899
Finland - 2.2%
Metso Corp.	598,000	31,674,950
Nokia Corp.	3,155,700	69,740,970
TOTAL FINLAND		101,415,920
France - 10.3%
AXA SA	1,803,900	76,611,633
BNP Paribas SA	376,600	41,991,500
Carrefour SA	600,500	34,593,646
Essilor International SA	398,000	44,637,000
Groupe Danone	404,100	62,254,017
L'Oreal SA	466,200	49,278,125
Louis Vuitton Moet Hennessy (LVMH)	319,700	33,709,492
Societe Generale Series A	443,235	78,277,040
Total SA Series B	636,200	43,293,410
TOTAL FRANCE		464,645,863
Germany - 9.8%
Bayer AG	1,596,400	94,474,952
Bayerische Motoren Werke AG (BMW)	375,000	22,873,792
E.ON AG	347,700	47,346,309
Hochtief AG	164,900	13,458,442
Linde AG	568,000	60,838,084
RWE AG	424,300	44,240,912
SAP AG (d)	429,700	19,912,298
Siemens AG (Reg.) (d)	607,300	67,246,329
Wincor Nixdorf AG	442,900	70,280,639
TOTAL GERMANY		440,671,757
Greece - 0.4%
Alpha Bank AE	585,100	18,820,723
Ireland - 0.8%
Allied Irish Banks PLC	1,264,100	36,703,144
Italy - 3.3%
Banca Popolare di Milano	1,884,480	31,463,115
Fiat Spa (a)	1,496,800	32,499,281
Tod's Spa	412,600	35,589,103
Unicredito Italiano Spa	5,247,200	48,556,460
TOTAL ITALY		148,107,959
Netherlands - 7.8%
Heineken NV (Bearer)	727,700	36,866,166
ING Groep NV (Certificaten Van Aandelen)	2,272,000	100,104,320
Koninklijke Numico NV	514,300	27,281,735
Koninklijke Philips Electronics NV	2,050,300	80,269,245

	Shares	Value
Randstad Holdings NV	730,900	$ 48,916,960
Rodamco Europe NV	413,352	55,867,579
TOTAL NETHERLANDS		349,306,005
Norway - 2.8%
Aker Kvaerner ASA	570,689	64,474,299
DnB Nor ASA	4,204,600	63,133,852
TOTAL NORWAY		127,608,151
Spain - 12.8%
Banco Bilbao Vizcaya Argentaria SA	9,387,000	235,425,964
Banco Santander Central Hispano SA	8,562,100	162,815,835
Inditex SA	1,534,800	86,956,587
Telefonica SA	4,234,600	93,076,508
TOTAL SPAIN		578,274,894
Sweden - 7.2%
Elekta AB (B Shares)	1,394,400	30,596,547
Hennes & Mauritz AB (H&M) (B Shares)	2,438,750	131,938,129
Hexagon AB (B Shares) (d)	1,174,325	47,986,806
SKF AB (B Shares)	1,456,200	28,704,950
Telefonaktiebolaget LM Ericsson (B Shares)	21,036,000	83,702,244
TOTAL SWEDEN		322,928,676
Switzerland - 17.0%
ABB Ltd. (Reg.)	6,866,265	121,453,532
Baloise Holdings AG (Reg.)	262,305	26,552,120
Compagnie Financiere Richemont unit	544,638	30,390,253
Credit Suisse Group (Reg.)	555,080	39,455,086
Nestle SA (Reg.)	126,192	46,291,538
Novartis AG (Reg.)	1,518,431	87,598,284
Roche Holding AG (participation certificate)	892,370	167,675,875
Schindler Holding AG (participation certificate)	575,679	37,028,599
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	26,479	29,039,080
Syngenta AG (Switzerland)	540,678	100,214,667
UBS AG (Reg.)	1,243,203	78,334,221
TOTAL SWITZERLAND		764,033,255
United Kingdom - 19.2%
AstraZeneca PLC (United Kingdom)	540,100	30,218,595
Biffa PLC	957,500	6,151,681
British American Tobacco PLC	1,588,200	48,559,215
Carnival PLC	1,082,400	59,120,688
Diageo PLC	3,332,100	65,584,058
HBOS plc	1,998,600	43,626,185
HSBC Holdings PLC (United Kingdom) (Reg.)	3,506,400	64,398,542
Man Group plc	4,202,600	44,154,619
National Grid PLC	2,786,500	42,046,278
Pearson PLC	718,100	11,315,313
Royal Bank of Scotland Group PLC	1,632,400	65,588,424
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	656,000	$ 14,873,629
Scottish & Southern Energy PLC	955,100	28,072,929
Severn Trent PLC	638,266	17,744,569
Tesco PLC	20,697,073	169,977,919
Vodafone Group PLC	40,103,300	117,863,597
Yell Group PLC	2,975,500	35,865,907
TOTAL UNITED KINGDOM		865,162,148
TOTAL COMMON STOCKS (Cost $3,542,649,396)		4,290,584,832
Nonconvertible Preferred Stocks - 3.2%

Germany - 2.0%
Henkel KGaA	439,400	68,597,046
Porsche AG (non-vtg.) (d)	17,551	22,173,745
TOTAL GERMANY		90,770,791
Italy - 1.2%
Intesa Sanpaolo Spa	7,126,997	53,002,871
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $99,935,585)		143,773,662
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	83,282,738	$ 83,282,738
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	95,243,140	95,243,140
TOTAL MONEY MARKET FUNDS (Cost $178,525,878)		178,525,878
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,821,110,859)	4,612,884,372
NET OTHER ASSETS - (2.4)%	(107,490,106)
NET ASSETS - 100%	$ 4,505,394,266
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,189,135
Fidelity Securities Lending Cash Central Fund	242,083
Total	$ 1,431,218
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,827,395,505. Net unrealized appreciation aggregated $785,488,867, of which $797,733,006 related to appreciated investment securities and $12,244,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2007

1.813033.102

GBL-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.9%
	Shares	Value
Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	24,800	$ 460,784
Inversiones y Representaciones SA sponsored GDR (a)	17,700	316,299
TOTAL ARGENTINA		777,083
Australia - 2.0%
AGL Energy Ltd. (a)	20,300	272,857
AMP Ltd.	53,885	438,083
Asx Ltd.	11,089	326,342
Babcock & Brown Japan Property Trust	92,900	149,323
BHP Billiton Ltd.	41,834	857,388
Brambles Ltd. (a)	26,000	280,223
Computershare Ltd.	41,100	292,334
Downer EDI Ltd.	39,887	204,107
Energy Resources of Australia Ltd.	11,300	182,421
Fosters Group Ltd.	77,339	406,564
Macquarie Bank Ltd.	3,600	226,399
National Australia Bank Ltd.	26,127	820,649
QBE Insurance Group Ltd.	12,300	294,169
Sonic Healthcare Ltd.	26,600	299,496
Vision Group Holdings Ltd.	692	2,241
Woolworths Ltd.	25,600	472,112
WorleyParsons Ltd.	18,100	302,316
Zinifex Ltd.	17,600	224,129
TOTAL AUSTRALIA		6,051,153
Austria - 0.4%
Flughafen Wien AG	13,200	1,316,123
Bermuda - 0.7%
Allied World Assurance Co. Holdings Ltd.	8,700	370,620
Endurance Specialty Holdings Ltd.	12,000	408,000
Lazard Ltd. Class A	8,400	426,384
Pacific Basin Shipping Ltd.	475,000	330,964
SeaDrill Ltd. (a)	30,500	502,203
TOTAL BERMUDA		2,038,171
Canada - 1.0%
Cameco Corp.	10,600	403,784
Canadian Natural Resources Ltd.	9,100	455,077
European Goldfields Ltd. (a)	115,000	514,108
MagIndustries Corp. (a)	26,120	24,420
New Flyer Industries, Inc.	46,200	347,501
Potash Corp. of Saskatchewan, Inc.	4,400	686,532
Suncor Energy, Inc.	4,900	363,148
Western Oil Sands, Inc. Class A (a)	8,700	234,396
TOTAL CANADA		3,028,966
Cayman Islands - 0.2%
Ctrip.com International Ltd. sponsored ADR	3,300	234,663

	Shares	Value
Foxconn International Holdings Ltd. (a)	35,000	$ 104,675
Noble Corp.	5,500	412,225
TOTAL CAYMAN ISLANDS		751,563
China - 0.1%
Anhui Conch Cement Co. Ltd. (H Shares)	72,000	242,997
China Shenhua Energy Co. Ltd. (H Shares)	57,500	140,666
TOTAL CHINA		383,663
Finland - 0.2%
UPM-Kymmene Corp.	22,999	587,854
France - 2.4%
BIC SA	17,329	1,169,942
Compagnie Generale de Geophysique SA (a)	2,700	535,951
Eutelsat Communications	49,200	987,522
Icade SA	26,700	1,703,433
Renault SA	10,500	1,299,407
Sanofi-Aventis sponsored ADR	28,792	1,269,151
TOTAL FRANCE		6,965,406
Germany - 1.9%
E.ON AG	9,100	1,239,147
KarstadtQuelle AG (a)	49,326	1,589,868
Lanxess AG (a)	29,100	1,504,204
RWE AG	11,500	1,199,082
TOTAL GERMANY		5,532,301
Hong Kong - 1.0%
Bank of East Asia Ltd.	83,337	478,727
Cheung Kong Holdings Ltd.	29,000	381,838
China Mobile (Hong Kong) Ltd.	36,500	336,895
Esprit Holdings Ltd.	7,500	76,033
Hang Lung Properties Ltd.	106,000	289,183
Hong Kong Exchanges & Clearing Ltd.	32,000	347,153
Hutchison Whampoa Ltd.	18,000	178,905
Li & Fung Ltd.	112,000	349,305
Prosperity (REIT)	468	103
Wing Hang Bank Ltd.	44,000	555,107
TOTAL HONG KONG		2,993,249
Indonesia - 0.1%
PT Astra International Tbk	142,500	232,579
Italy - 0.4%
Intesa Sanpaolo Spa	165,800	1,251,409
Japan - 8.0%
Aeon Co. Ltd.	9,800	213,158
Autobacs Seven Co. Ltd.	3,000	109,624
Bridgestone Corp.	9,900	214,923
Brother Industries Ltd. (a)	9,000	125,210
Canon, Inc.	13,400	707,654
Chofu Seisakusho Co. Ltd.	5,700	117,368
Daiichi Sankyo Co. Ltd.	1,700	47,330
Common Stocks - continued
	Shares	Value
Japan - continued
Dainippon Ink & Chemicals, Inc.	83,000	$ 330,116
Diamond Lease Co. Ltd.	4,690	233,558
Dydo Drinco, Inc.	3,200	122,501
eAccess Ltd. (f)	370	231,164
East Japan Railway Co.	63	436,931
Enplas Corp.	4,600	78,709
Fanuc Ltd.	4,700	434,230
First Juken Co. Ltd.	26,300	255,405
Fujitsu Ltd.	28,000	209,968
Hakuhodo DY Holdings, Inc. (a)	1,540	102,594
Heiwado Co. Ltd.	1,500	24,647
Hiroshima Bank Ltd.	15,000	85,388
Honda Motor Co. Ltd.	15,800	621,414
Iino Kaiun Kaisha Ltd. (f)	37,400	397,289
Itochushokuhin Co. Ltd. (a)	9,200	300,352
Japan Retail Fund Investment Corp.	13	118,490
JFE Holdings, Inc.	13,800	764,983
JSR Corp.	7,100	168,845
Kawasaki Kisen Kaisha Ltd. (f)	54,000	467,133
Kobayashi Pharmaceutical Co. Ltd.	7,900	302,424
Koito Manufacturing Co. Ltd. (a)	13,000	184,306
Komatsu Ltd.	4,600	97,195
Kuraray Co. Ltd.	33,000	397,580
Kurita Water Industries Ltd.	8,700	185,628
Mitsubishi Gas Chemical Co., Inc.	14,000	149,066
Mitsubishi Rayon Co. Ltd. (a)	51,000	349,480
Mitsubishi UFJ Financial Group, Inc.	13	157,950
Mitsui & Co. Ltd.	26,000	415,362
Mitsui Chemicals, Inc.	19,000	153,499
Mizuho Financial Group, Inc.	213	1,535,485
Nafco Co. Ltd.	9,800	259,850
Namco Bandai Holdings, Inc.	13,700	197,522
Nintendo Co. Ltd.	2,400	707,959
Nippon Carbon Co. Ltd.	52,000	205,096
Nippon Oil Corp. (a)	81,000	542,976
Nomura Holdings, Inc.	33,000	672,870
NTT DoCoMo, Inc. (a)	418	634,524
Omron Corp.	10,500	282,761
Organo Corp.	19,000	212,064
ORIX Corp.	1,400	401,375
San-A Co. Ltd.	2,200	74,740
SBI Holdings, Inc.	1,242	481,116
Sho-Bond Corp.	15,400	138,324
Shoei Co.	6,490	178,538
Sony Corp. (f)	9,900	458,667
Stanley Electric Co. Ltd.	6,900	142,362
Sumitomo Corp.	22,400	347,457
Sumitomo Electric Industries Ltd.	30,000	459,378
Sumitomo Metal Industries Ltd.	68,000	288,487
Sumitomo Trust & Banking Co. Ltd.	50,000	534,864
T&D Holdings, Inc.	8,700	586,079
Takeda Pharamaceutical Co. Ltd.	13,800	899,913

	Shares	Value
Tamron Co. Ltd.	6,200	$ 116,361
The Keiyo Bank Ltd.	17,000	102,971
Toc Co. Ltd.	94,500	509,753
Toenec Corp.	76,000	311,721
Tohokushinsha Film Corp.	8,300	71,731
Tokyo Tomin Bank Ltd.	6,500	252,600
Tokyu Land Corp.	15,000	153,250
Tosoh Corp.	29,000	137,208
Toyota Motor Corp.	24,400	1,607,716
UNY Co. Ltd.	29,000	378,224
Valor Co. Ltd.	10,100	127,291
Yachiyo Industry Co. Ltd.	5,700	139,330
TOTAL JAPAN		23,462,037
Korea (South) - 0.3%
Hanarotelecom, Inc. (a)	33,335	262,006
LG Household & Health Care Ltd.	3,100	373,712
Taewoong Co. Ltd.	5,480	168,211
TOTAL KOREA (SOUTH)		803,929
Luxembourg - 0.9%
Acergy SA (a)	50,300	975,330
SES Global SA FDR (France) unit	93,400	1,625,134
TOTAL LUXEMBOURG		2,600,464
Malaysia - 0.2%
Lafarge Malayan Cement BHD	436,300	205,655
United Plantations BHD	97,800	290,564
TOTAL MALAYSIA		496,219
Mexico - 0.1%
America Movil SA de CV Series L sponsored ADR	9,900	439,164
Netherlands - 1.9%
Koninklijke Philips Electronics NV	47,900	1,875,285
Koninklijke Wessanen NV	13,859	191,469
Nutreco Holding NV	18,683	1,286,923
Reed Elsevier NV	73,500	1,287,501
Tele Atlas NV (a)	40,100	828,390
TOTAL NETHERLANDS		5,469,568
Norway - 0.6%
Fred Olsen Energy ASA (a)	10,900	483,843
Petroleum Geo-Services ASA (a)	26,100	609,603
TGS Nopec Geophysical Co. ASA (a)	28,300	577,088
TOTAL NORWAY		1,670,534
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	124,900	299,683
Oil Search Ltd.	54,300	148,417
TOTAL PAPUA NEW GUINEA		448,100
Singapore - 0.7%
CapitaCommercial Trust (REIT)	194,600	340,881
CapitaLand Ltd.	81,000	353,401
Common Stocks - continued
	Shares	Value
Singapore - continued
DBS Group Holdings Ltd.	29,000	$ 415,459
Keppel Corp. Ltd.	20,000	233,126
Keppel Land Ltd.	70,000	341,875
United Overseas Bank Ltd.	26,000	319,995
TOTAL SINGAPORE		2,004,737
Sweden - 1.1%
Assa Abloy AB (B Shares)	45,000	984,173
Atlas Copco AB (A Shares)	32,000	1,093,525
Investor AB (B Shares)	51,000	1,232,806
TOTAL SWEDEN		3,310,504
Switzerland - 4.1%
ABB Ltd. sponsored ADR	182,000	3,241,420
Actelion Ltd. (Reg.) (a)	10,626	2,584,414
Bellevue Group AG	3,955	281,739
Bucher Industries AG	7,764	930,119
Nestle SA:
(Reg.)	4,882	1,790,884
sponsored ADR	4,200	388,080
Pargesa Holding SA	10,973	1,188,392
Roche Holding AG (participation certificate)	2,170	407,742
Syngenta AG (Switzerland)	6,214	1,151,765
TOTAL SWITZERLAND		11,964,555
Taiwan - 0.1%
PixArt Imaging, Inc.	15,000	210,466
Turkey - 0.1%
Selcuk Ecza Deposu Tic AS	105,143	429,842
United Kingdom - 2.3%
Benfield Group PLC	178,543	1,210,234
GlaxoSmithKline PLC	48,400	1,309,946
Pearson PLC	76,457	1,204,755
Peter Hambro Mining PLC (a)	68,354	1,510,858
Tesco PLC	185,000	1,519,341
TOTAL UNITED KINGDOM		6,755,134
United States of America - 26.7%
AeroVironment, Inc. (a)	2,600	59,462
AES Corp. (a)	37,100	771,309
Allergan, Inc.	11,000	1,283,810
American International Group, Inc.	23,587	1,614,530
American Superconductor Corp. (a)(f)	7,700	77,616
American Tower Corp. Class A (a)	29,700	1,182,951
Amphenol Corp. Class A	7,000	474,040
Amylin Pharmaceuticals, Inc. (a)	10,900	422,702
Apple, Inc. (a)	22,000	1,886,060
Applied Materials, Inc.	34,200	606,366
Astoria Financial Corp.	8,900	263,351
AT&T, Inc.	46,900	1,764,847
Avon Products, Inc.	69,300	2,383,227
Bank of America Corp.	14,300	751,894

	Shares	Value
Beazer Homes USA, Inc.	3,700	$ 160,987
Brookdale Senior Living, Inc.	5,100	244,800
C.R. Bard, Inc.	11,200	924,224
Casual Male Retail Group, Inc. (a)	33,800	421,824
Celgene Corp. (a)	11,600	622,688
Cerner Corp. (a)	12,440	558,929
Chicago Mercantile Exchange Holdings, Inc. Class A	777	437,684
Cisco Systems, Inc. (a)	42,150	1,120,769
Coach, Inc. (a)	11,700	536,562
Cognizant Technology Solutions Corp. Class A (a)	16,400	1,398,756
Comcast Corp. Class A (a)	19,900	881,968
Commerce Bancorp, Inc., New Jersey	9,100	307,398
CyberSource Corp. (a)	45,100	581,790
DynCorp International, Inc. Class A	29,800	466,966
Exelixis, Inc. (a)	16,900	165,620
Exxon Mobil Corp.	35,800	2,652,780
Federated Department Stores, Inc.	53,050	2,201,045
Fluor Corp.	16,500	1,362,900
FormFactor, Inc. (a)	17,900	727,635
FPL Group, Inc.	18,300	1,036,695
Fuel Tech, Inc. (a)	3,100	89,249
General Dynamics Corp.	26,000	2,031,900
General Electric Co.	43,000	1,550,150
General Growth Properties, Inc.	10,240	629,965
Gilead Sciences, Inc. (a)	8,500	546,720
Google, Inc. Class A (sub. vtg.) (a)	3,600	1,804,680
Greenhill & Co., Inc.	5,400	404,622
Health Net, Inc. (a)	8,000	389,680
Hittite Microwave Corp. (a)	7,300	253,894
Hudson City Bancorp, Inc.	110,900	1,527,093
Intel Corp.	2,000	41,920
Inverness Medical Innovations, Inc. (a)	11,900	490,518
Investors Financial Services Corp.	25,300	1,183,281
JCPenney Co., Inc.	17,950	1,458,258
Johnson & Johnson	12,200	814,960
Kroger Co.	23,500	601,600
Lennar Corp. Class A	4,000	217,520
Level 3 Communications, Inc. (a)	98,500	611,685
Mastercard, Inc. Class A	7,800	870,090
Merck & Co., Inc.	51,100	2,286,725
MGIC Investment Corp.	600	37,032
Microsoft Corp.	74,400	2,295,984
Molson Coors Brewing Co. Class B	6,200	500,960
Monsanto Co.	29,850	1,644,437
Morgan Stanley	16,900	1,399,151
National Oilwell Varco, Inc. (a)	9,600	582,144
Nautilus, Inc.	46,600	760,046
Northern Trust Corp.	22,500	1,366,875
NTL, Inc.	54,550	1,486,488
Peabody Energy Corp.	15,200	620,616
PepsiCo, Inc.	26,890	1,754,304
Procter & Gamble Co.	34,400	2,231,528
Common Stocks - continued
	Shares	Value
United States of America - continued
Quanta Services, Inc. (a)	20,800	$ 427,856
Quest Software, Inc. (a)	29,100	434,463
Quicksilver Resources, Inc. (a)	6,350	251,841
Qwest Communications International, Inc. (a)	80,900	659,335
Raytheon Co. warrants 6/16/11 (a)	112	1,854
Ryland Group, Inc.	1,500	84,270
Safeway, Inc.	28,800	1,037,664
Senomyx, Inc. (a)	3,300	48,246
Service Corp. International	73,100	778,515
State Street Corp.	18,100	1,286,005
Sun Microsystems, Inc. (a)	221,300	1,469,432
Synthes, Inc.	12,238	1,537,929
Time Warner, Inc.	83,600	1,828,332
Titanium Metals Corp. (a)	43,200	1,332,288
Tyson Foods, Inc. Class A	14,900	264,475
U.S. Bancorp, Delaware	21,900	779,640
United Dominion Realty Trust, Inc. (SBI)	14,700	482,013
Valero Energy Corp.	11,700	635,076
ValueClick, Inc. (a)	3,400	86,768
Wachovia Corp.	9,600	542,400
Washington Mutual, Inc.	12,200	543,998
Wells Fargo & Co.	30,200	1,084,784
Yahoo!, Inc. (a)	7,800	220,818
TOTAL UNITED STATES OF AMERICA		78,656,262
TOTAL COMMON STOCKS (Cost $145,035,410)		170,631,035
Nonconvertible Preferred Stocks - 0.5%

Italy - 0.5%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $862,831)	45,700	1,487,886
Nonconvertible Bonds - 6.9%
		Principal Amount (d)
Austria - 0.7%
Oesterreichische Kontrollbank 3.875% 9/15/16	EUR	1,700,000	2,150,332
Bermuda - 0.1%
SeaDrill Ltd. 4.72% 1/23/08 (g)(h)	NOK	1,500,000	240,375
British Virgin Islands - 0.0%
C5 Capital SPV Ltd. 6.196% (h)		100,000	99,440
Cayman Islands - 0.3%
Finans Capital Finance Ltd. (Reg. S) 9% 10/7/14 (e)		160,000	171,408
MUFG Capital Finance 1 Ltd. 6.346% (h)		175,000	175,895
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	100,000	196,255

		Principal Amount (d)	Value
PetroProd Ltd. 11.36% 1/12/12 (g)(h)		$ 100,000	$ 102,500
SMFG Finance Ltd. 6.164% (h)	GBP	75,000	144,100
Vale Overseas Ltd. 6.875% 11/21/36		200,000	203,552
TOTAL CAYMAN ISLANDS			993,710
Cyprus - 0.0%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	100,000	129,892
France - 0.7%
Credit Agricole SA 3.742% 9/30/08 (h)	EUR	1,500,000	1,954,438
Germany - 0.0%
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	100,000	125,904
Hong Kong - 0.2%
Chong Hing Bank Ltd. 6.29% 12/16/16 (h)		175,000	175,359
Dah Sing Bank Ltd. 6.12% 6/3/16 (h)		250,000	249,607
TOTAL HONG KONG			424,966
Iceland - 0.1%
Kaupthing Bank hf 5.75% 10/4/11 (g)		375,000	374,542
India - 0.0%
ICICI Bank Ltd. (Reg. S) 5.9% 1/12/10 (h)		125,000	125,188
Ireland - 0.5%
DEPFA ACS Bank 3.875% 11/14/16	EUR	700,000	881,325
JSC Vneshtorgbank 7% 4/13/09 (Issued by Dali Capital PLC for JSC Vneshtorgbank)	RUB	7,000,000	266,824
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	144,273
VTB24 Capital PLC 6.17% 12/7/09 (h)		270,000	270,081
TOTAL IRELAND			1,562,503
Japan - 0.1%
Aiful Corp. 6% 12/12/11		120,000	119,195
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	200,000	251,755
TOTAL JAPAN			370,950
Kazakhstan - 0.1%
JSC Alliance Bank 9% 6/27/08		360,000	367,506
Korea (South) - 0.1%
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	199,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Liberia - 0.1%
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	125,000	$ 162,844
Luxembourg - 0.7%
BTA Finance Luxembourg 8.25% (h)		100,000	94,282
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	300,000	403,322
Glencore Finance (Europe) SA 5.375% 9/30/11	EUR	150,000	196,871
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (h)		500,000	499,995
Lux-Development SA 6.1% 10/31/16 (e)	EUR	200,000	264,085
Russian Standard Finance SA 6.825% 9/16/09	EUR	125,000	163,570
Sitronics Finance SA 7.875% 3/2/09		200,000	201,120
TNK-BP Finance SA 7.5% 7/18/16		250,000	261,925
TOTAL LUXEMBOURG			2,085,170
Multi-National - 0.1%
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	200,000	247,767
Netherlands - 0.6%
ALB Finance BV 8.75% 4/20/11		200,000	198,700
Asset Repackaging Trust Five BV 0% 12/21/11 pay-in-kind (h)	EUR	100,000	132,616
CRR BV 9% 9/21/07		200,000	200,580
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	115,000	147,562
Eureko BV 5.125% (h)	EUR	200,000	258,585
HIT Finance BV 4.875% 10/27/21	EUR	150,000	189,344
SABIC Europe BV 4.5% 11/28/13	EUR	200,000	254,023
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	323,882
TOTAL NETHERLANDS			1,705,292
Norway - 0.3%
DDI Holding AS 10.175% 3/15/12 (g)(h)		100,000	105,000
DP Producer AS 11.366% 12/5/11 (g)(h)		100,000	102,000
Neptune Marine Oil & Gas Ltd. 10.92% 9/7/09 (g)(h)		250,000	253,125
ProdJack AS 11.25% 2/19/13 (g)		100,000	100,750
Sinvest ASA 10% 12/22/09 (g)(h)	NOK	1,500,000	253,596
TOTAL NORWAY			814,471

		Principal Amount (d)	Value
Russia - 0.2%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		$ 250,000	$ 252,375
Promsvyazbank 8.75% 10/20/11 (Issued by PSB Finance SA for Promsvyazbank)		250,000	253,824
Tyumen Oil Co. 11% 11/6/07		175,000	181,178
TOTAL RUSSIA			687,377
Spain - 0.1%
Telefonica Emisiones SAU 5.888% 1/31/14	GBP	100,000	193,982
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. Pjsc 6.5% 10/27/36		200,000	203,184
United Kingdom - 1.0%
Amlin PLC 6.5% 12/19/26 (h)	GBP	125,000	238,349
HBOS Treasury Services PLC 5% 11/21/11		1,900,000	1,881,950
Old Mutual plc 4.5% 1/18/17 (h)	EUR	150,000	193,944
OTE PLC 4.625% 5/20/16	EUR	200,000	255,848
WPP Group plc 4.375% 12/5/13	EUR	200,000	261,322
TOTAL UNITED KINGDOM			2,831,413
United States of America - 0.8%
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	200,000	281,680
EB Holdings, Inc. (Reg. S) 10% 2/15/15 pay-in-kind	EUR	275,625	367,768
Embarq Corp. 7.082% 6/1/16		200,000	203,214
Fortune Brands, Inc. 4% 1/30/13	EUR	300,000	369,109
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	500,000	641,248
Residential Capital Corp. 6.375% 5/17/13	GBP	250,000	486,448
TOTAL UNITED STATES OF AMERICA			2,349,467
TOTAL NONCONVERTIBLE BONDS (Cost $20,071,719)			20,399,713
Government Obligations - 28.8%

Austria - 0.4%
Austrian Republic 5.625% 7/15/07	EUR	775,000	1,017,167
Brazil - 0.1%
Brazilian Federative Republic 7.375% 2/3/15	EUR	100,000	148,517
Canada - 0.7%
Canadian Government 5.25% 6/1/12	CAD	2,250,000	2,014,980
Government Obligations - continued
		Principal Amount (d)	Value
Finland - 2.7%
Finnish Government:
3.875% 9/15/17	EUR	5,350,000	$ 6,828,583
5% 7/4/07	EUR	775,000	1,014,440
TOTAL FINLAND			7,843,023
France - 2.9%
French Government:
OAT 5.5% 4/25/29	EUR	2,500,000	3,826,929
2.25% 3/12/07	EUR	1,550,000	2,017,728
3.25% 4/25/16	EUR	2,260,000	2,750,073
TOTAL FRANCE			8,594,730
Germany - 6.3%
German Federal Republic:
3.75% 12/12/08	EUR	12,800,000	16,616,143
4% 7/4/16	EUR	775,000	1,002,015
6% 7/4/07	EUR	775,000	1,018,682
TOTAL GERMANY			18,636,840
Japan - 10.0%
Japan Government:
0.1% 6/20/07	JPY	600,000,000	4,968,190
0.425% 4/27/07	JPY	100,000,000	827,692
1% 11/20/20 (h)	JPY	125,000,000	999,192
1.3% 3/20/15	JPY	900,000,000	7,322,973
1.5% 3/20/14	JPY	200,000,000	1,664,697
1.8% 3/20/16	JPY	820,000,000	6,894,428
2.5% 9/20/36	JPY	250,000,000	2,120,210
Real Return Bond 1.1% 12/10/16	JPY	571,428,000	4,681,368
TOTAL JAPAN			29,478,750
Netherlands - 0.3%
Dutch Government 3% 7/15/07	EUR	775,000	1,005,611
United Kingdom - 1.3%
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	900,000	1,710,470
5% 3/7/25	GBP	20,000	40,712
5.75% 12/7/09	GBP	1,100,000	2,179,876
TOTAL UNITED KINGDOM			3,931,058

		Principal Amount (d)	Value
United States of America - 4.1%
U.S. Treasury Inflation-Indexed Notes:
2% 7/15/14		$ 2,138,080	$ 2,079,607
2.375% 4/15/11		1,015,230	1,012,613
U.S. Treasury Notes:
3.375% 12/15/08		765,000	744,082
3.5% 5/31/07		4,450,000	4,426,709
4.375% 8/15/12		1,535,000	1,504,539
4.625% 12/31/11		375,000	371,690
4.875% 5/31/11		1,375,000	1,377,954
5.125% 6/30/11		580,000	586,842
TOTAL UNITED STATES OF AMERICA			12,104,036
TOTAL GOVERNMENT OBLIGATIONS (Cost $85,744,283)			84,774,712
Asset-Backed Securities - 0.3%

Affinity PLC Series 2002-A CLass C, 6.6275% 5/15/09 (h)	GBP	110,000	216,558
Bosphorus Financial Services Ltd. (Reg. S) 7.1738% 2/15/12 (h)		250,000	253,750
Holmes Master Issuer PLC Series 2006-1A Class 1C, 5.6% 7/15/40 (g)(h)		200,000	199,992
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.339% 3/20/17 (h)	EUR	100,000	130,335
TOTAL ASSET-BACKED SECURITIES (Cost $779,878)			800,635
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (h) (Cost $400,000)		400,000	399,984
Commercial Mortgage Securities - 0.3%

Ireland - 0.2%
European Property Capital Series 4 Class C, 5.8881% 7/20/14 (h)	GBP	62,000	121,816
German Residential Asset Note Distributor PLC Series 1 Class A, 3.994% 7/20/16 (h)	EUR	193,288	252,552
Rivoli Pan Europe PLC Series 2006-1 Class B 3.943% 8/3/18 (h)	EUR	100,000	130,335
TOTAL IRELAND			504,703
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Broadgate PLC 6.1269% 10/5/25 (h)	GBP	48,000	$ 92,903
Canary Wharf Finance II PLC Series C1, 6.2081% 4/22/30 (h)	GBP	74,325	145,986
TOTAL UNITED KINGDOM			238,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $720,671)			743,592
Commercial Paper - 0.3%

Ireland - 0.3%
GPB Finance Public Ltd.:
6% 4/19/07		500,000	494,407
4.4% 6/5/07	EUR	200,000	256,878
TOTAL COMMERCIAL PAPER (Cost $752,664)			751,285
Money Market Funds - 5.2%
		Shares
Fidelity Cash Central Fund, 5.35% (b)		14,417,656	14,417,656
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)		1,046,000	1,046,000
TOTAL MONEY MARKET FUNDS (Cost $15,463,656)			15,463,656
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $269,831,112)	295,452,498
NET OTHER ASSETS - (0.3)%	(913,234)
NET ASSETS - 100%	$ 294,539,264
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,731,880 or 0.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 195,622
Fidelity Securities Lending Cash Central Fund	5,114
Total	$ 200,736
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $270,155,868. Net unrealized appreciation aggregated $25,296,630, of which $28,568,428 related to appreciated investment securities and $3,271,798 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2007

1.813016.102

IGI-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
Australia - 5.4%
AMP Ltd.	2,219,300	$ 18,043
Aristocrat Leisure Ltd.	1,805,200	22,582
Australia & New Zealand Banking Group Ltd.	871,800	19,706
AXA Asia Pacific Holdings Ltd.	3,932,100	22,045
Babcock & Brown Japan Property Trust	8,156,000	13,110
BHP Billiton Ltd.	1,116,100	22,874
Billabong International Ltd.	2,162,828	27,442
Brambles Ltd. (a)	4,209,200	45,366
Cochlear Ltd.	744,400	32,630
Commonwealth Bank of Australia	296,000	11,501
Computershare Ltd.	3,151,800	22,418
CSL Ltd.	1,602,750	86,408
Fosters Group Ltd.	4,060,500	21,346
Macquarie Airports unit	2,141,930	5,904
Macquarie Bank Ltd.	420,000	26,413
Macquarie Infrastructure Group unit	1,750,121	4,974
Mortgage Choice Ltd.	2,899,300	6,326
Multiplex Group unit	4,081,500	14,103
National Australia Bank Ltd.	1,275,200	40,054
QBE Insurance Group Ltd.	1,353,567	32,372
Seek Ltd.	2,000,000	9,753
Woolworths Ltd.	2,429,139	44,798
TOTAL AUSTRALIA		550,168
Austria - 0.3%
Austriamicrosystems AG (a)	111,000	7,318
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	380,400	18,394
TOTAL AUSTRIA		25,712
Belgium - 0.3%
Almancora SCA (Certificaten Van Aandelen)	185,500	27,804
Bermuda - 0.2%
Dufry South America Ltd. unit (a)	103,000	1,644
Ports Design Ltd.	6,613,900	18,171
TOTAL BERMUDA		19,815
Brazil - 0.1%
Banco Nossa Caixa SA	256,500	5,827
Canada - 0.3%
Potash Corp. of Saskatchewan, Inc.	174,200	27,180
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.5%
DSND, Inc. (a)(d)	791,800	$ 14,053
Foxconn International Holdings Ltd. (a)	9,889,300	29,576
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	108,900	2,106
Xinao Gas Holdings Ltd.	5,392,000	5,042
TOTAL CAYMAN ISLANDS		50,777
China - 0.2%
China Life Insurance Co. Ltd. (H Shares)	3,296,200	9,708
China Merchants Bank Co. Ltd. (H Shares) (a)	1,381,000	2,979
China Shenhua Energy Co. Ltd. (H Shares)	2,094,100	5,123
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	1,206,801	3,880
Shanghai Pudong Development Bank Co. Ltd. warrants (JPMorgan Warrant Program) 2/13/12 (a)(e)	1,052,528	3,384
TOTAL CHINA		25,074
Cyprus - 0.3%
Marfin Popular Bank Public Co. (a)	2,574,859	28,056
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	603,600	25,741
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	29,581
Finland - 0.7%
Citycon Oyj	692,322	4,846
Nokia Corp. sponsored ADR	2,875,300	63,544
TOTAL FINLAND		68,390
France - 11.1%
Alcatel-Lucent SA	1,089,900	14,169
April Group	280,900	14,754
AXA SA	1,587,066	67,403
BNP Paribas SA	696,739	77,688
CNP Assurances	217,100	24,858
Electricite de France	527,700	36,762
Gaz de France (d)	943,600	40,572
Groupe Danone	239,700	36,927
Icade SA	576,489	36,779
L'Oreal SA	352,400	37,249
Louis Vuitton Moet Hennessy (LVMH)	354,300	37,358
Neopost SA	382,400	49,192
Orpea (a)(d)	279,164	24,669
Common Stocks - continued
	Shares	Value (000s)
France - continued
Pernod Ricard SA	296,880	$ 60,788
Peugeot Citroen SA	565,800	37,204
Pinault Printemps-Redoute SA	160,200	23,636
Renault SA	580,200	71,802
Sanofi-Aventis sponsored ADR	482,100	21,251
Schneider Electric SA	197,100	23,801
Sechilienne-Sidec	174,000	9,430
Societe Generale Series A	283,120	50,000
SR Teleperformance SA (d)	475,900	20,518
Suez SA (France)	948,400	46,490
Total SA Series B	1,617,876	110,096
Veolia Environnement	579,000	40,562
Vinci SA	470,800	64,675
Vivendi Universal SA	1,089,546	44,845
TOTAL FRANCE		1,123,478
GEORGIA - 0.0%
Bank of Georgia unit (a)	206,100	5,359
Germany - 9.9%
Allianz AG (Reg.)	595,030	119,780
Bayer AG sponsored ADR	1,077,200	63,749
Continental AG	279,400	33,816
Deutsche Boerse AG	261,100	54,861
Deutsche Postbank AG	277,100	23,836
E.ON AG	845,500	115,132
GFK AG	288,897	13,646
Hochtief AG	333,200	27,194
Hugo Boss AG	43,200	2,432
KarstadtQuelle AG (a)(d)	1,160,400	37,402
Lanxess AG (a)	648,800	33,537
Linde AG	397,528	42,579
Merck KGaA	231,200	26,957
MPC Muenchmeyer Petersen Capital AG	50,500	4,457
MTU Aero Engines Holding AG	337,500	17,943
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	373,900	58,966
Pfleiderer AG	1,150,696	36,759
Puma AG	44,800	16,273
Q-Cells AG (d)	322,450	16,685
RWE AG	707,219	73,740
SAP AG	611,300	28,328
SGL Carbon AG (a)	632,300	15,881
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Siemens AG (Reg.) (d)	680,000	$ 75,296
SolarWorld AG	415,600	32,273
Wincor Nixdorf AG	185,700	29,467
TOTAL GERMANY		1,000,989
Greece - 0.5%
Alpha Bank AE	799,700	25,724
EFG Eurobank Ergasias SA	374,100	14,627
Greek Organization of Football Prognostics SA	359,130	13,406
TOTAL GREECE		53,757
Hong Kong - 0.9%
BOC Hong Kong Holdings Ltd.	3,447,000	9,007
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	8,908
China Resources Power Holdings Co. Ltd.	4,984,000	7,814
Esprit Holdings Ltd.	4,631,000	46,948
Television Broadcasts Ltd.	2,683,529	18,389
TOTAL HONG KONG		91,066
India - 0.7%
BF Utilities Ltd. (a)	5,856	386
Bharti Airtel Ltd. (a)	101,774	1,683
Infosys Technologies Ltd.	983,702	50,151
Pantaloon Retail India Ltd.	1,039,015	11,488
Titan Industries Ltd.	305,281	6,640
TOTAL INDIA		70,348
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	16,567
Ireland - 1.2%
AgCert International (a)	1,271,100	2,485
Allied Irish Banks PLC	833,700	24,206
Allied Irish Banks PLC	77,000	2,236
C&C Group PLC	2,169,805	32,183
Paddy Power PLC (Ireland)	623,197	13,646
Ryanair Holdings PLC sponsored ADR (a)	483,800	41,941
TOTAL IRELAND		116,697
Israel - 0.8%
Bank Hapoalim BM (Reg.)	2,497,200	11,583
Israel Chemicals Ltd.	4,881,900	30,121
Common Stocks - continued
	Shares	Value (000s)
Israel - continued
Nice Systems Ltd. sponsored ADR	579,700	$ 18,353
Ormat Industries Ltd.	1,771,900	21,290
TOTAL ISRAEL		81,347
Italy - 2.9%
ENI Spa	288,800	9,309
ENI Spa sponsored ADR	401,950	25,914
Fiat Spa (a)	2,588,700	56,207
Impregilo Spa (a)	3,533,100	21,468
Lottomatica Spa	911,725	37,170
Mediobanca Spa (d)	1,106,400	25,235
Milano Assicurazioni Spa	1,897,700	15,125
Pirelli & C. Real Estate Spa	235,100	17,113
Unicredito Italiano Spa	9,168,000	84,839
TOTAL ITALY		292,380
Japan - 16.8%
Aeon Co. Ltd.	875,800	19,049
Aeon Mall Co. Ltd.	396,800	22,325
Asics Corp.	2,315,000	26,682
Canon, Inc.	1,841,750	97,263
Casio Computer Co. Ltd.	908,500	18,782
Daiwa House Industry Co. Ltd.	939,000	15,872
Daiwa Securities Group, Inc.	4,301,000	52,602
E*TRADE Securities Co. Ltd. (d)	16,600	23,933
East Japan Railway Co.	3,017	20,924
Fanuc Ltd.	288,900	26,691
Fujifilm Holdings Corp.	561,200	23,158
Honda Motor Co. Ltd.	1,470,700	57,843
Hoya Corp.	1,080,100	39,200
Japan Tobacco, Inc.	10,763	51,726
JSR Corp.	718,900	17,096
Kansai Urban Banking Corp.	1,288,000	5,614
Keyence Corp.	82,600	18,534
Konica Minolta Holdings, Inc.	385,000	5,251
Leopalace21 Corp.	329,500	10,484
Mitsubishi Estate Co. Ltd.	1,581,400	45,207
Mitsubishi UFJ Financial Group, Inc.	3,638	44,202
Mitsui & Co. Ltd.	2,259,000	36,089
Mitsui Fudosan Co. Ltd.	1,835,000	47,591
Mizuho Financial Group, Inc.	11,916	85,901
Murata Manufacturing Co. Ltd. (a)	627,200	44,382
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	131,900	$ 9,323
Nintendo Co. Ltd.	303,500	89,527
Nippon Building Fund, Inc.	1,700	25,214
Nippon Electric Glass Co. Ltd.	570,000	13,602
NSK Ltd.	1,893,000	17,332
Omron Corp.	555,800	14,967
ORIX Corp.	251,320	72,053
Sompo Japan Insurance, Inc.	2,002,000	25,414
Sony Corp. sponsored ADR	776,900	35,994
St. Marc Holdings Co. Ltd.	83,900	4,908
Sumco Corp.	1,123,600	40,592
Sumitomo Electric Industries Ltd.	1,786,100	27,350
Sumitomo Metal Industries Ltd.	4,099,000	17,390
Sumitomo Mitsui Financial Group, Inc.	6,298	64,188
Sumitomo Trust & Banking Co. Ltd.	3,742,800	40,038
T&D Holdings, Inc.	495,150	33,356
Takeda Pharamaceutical Co. Ltd.	748,600	48,817
The Sumitomo Warehouse Co. Ltd. (d)	338,000	2,649
Tokuyama Corp.	2,761,000	44,268
Toyo Tanso Co. Ltd. (d)	104,400	11,748
Toyota Motor Corp.	2,609,100	171,907
Yamada Denki Co. Ltd.	325,600	27,033
TOTAL JAPAN		1,694,071
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	152,000	3,587
unit (a)	360,700	8,513
TOTAL KAZAKHSTAN		12,100
Korea (South) - 1.6%
Kookmin Bank	258,550	20,597
Korean Reinsurance Co.	946,600	12,437
KT&G Corp.	169,400	10,310
LG Household & Health Care Ltd.	462,880	55,801
NHN Corp.	270,152	35,772
Shinhan Financial Group Co. Ltd.	397,520	20,731
Shinsegae Co. Ltd.	7,900	4,593
TOTAL KOREA (SOUTH)		160,241
Luxembourg - 0.6%
Acergy SA (a)	1,124,500	21,804
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - continued
GAGFAH SA	489,152	$ 14,638
SES SA FDR	1,505,854	25,809
TOTAL LUXEMBOURG		62,251
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	868,700	38,536
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	14,682
TOTAL MEXICO		53,218
Netherlands - 2.4%
Heineken NV (Bearer)	709,600	35,949
ING Groep NV (Certificaten Van Aandelen)	1,429,544	62,986
Koninklijke KPN NV	2,905,700	41,848
Koninklijke Numico NV	461,400	24,476
Koninklijke Philips Electronics NV	1,832,300	71,735
Nutreco Holding NV	8,400	579
Tele Atlas NV (Netherlands) (a)	132,400	2,758
TOTAL NETHERLANDS		240,331
Norway - 1.9%
Aker Kvaerner ASA	298,950	33,774
DnB Nor ASA	928,300	13,939
Hafslund ASA (B Shares)	194,900	4,294
Norsk Hydro ASA	469,160	15,154
PAN Fish ASA (a)	27,564,700	29,507
ProSafe ASA (d)	773,000	12,090
Renewable Energy Corp. AS (d)	1,103,800	26,356
Telenor ASA	2,892,500	58,636
TOTAL NORWAY		193,750
Russia - 0.6%
OAO Gazprom sponsored ADR	844,400	36,520
Sistema-Hals JSC ADR (a)	1,803,200	22,991
TOTAL RUSSIA		59,511
Singapore - 0.5%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	7,477
HTL International Holdings Ltd.	7,187,500	4,727
Keppel Corp. Ltd.	1,166,000	13,591
Singapore Exchange Ltd.	5,940,000	26,109
TOTAL SINGAPORE		51,904
Common Stocks - continued
	Shares	Value (000s)
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA	3,619,800	$ 90,785
Banco Santander Central Hispano SA	5,808,700	110,458
Gestevision Telecinco SA	256,800	6,955
Grupo Ferrovial SA	305,100	30,520
Inditex SA	1,106,500	62,691
Telefonica SA	3,526,600	77,515
TOTAL SPAIN		378,924
Sweden - 1.3%
Hennes & Mauritz AB (H&M) (B Shares)	574,100	31,059
Modern Times Group AB (MTG) (B Shares)	848,750	53,673
Scania AB (B Shares)	595,200	42,649
TOTAL SWEDEN		127,381
Switzerland - 8.9%
ABB Ltd. sponsored ADR	4,087,500	72,798
Actelion Ltd. (Reg.) (a)	156,158	37,980
Compagnie Financiere Richemont unit	525,208	29,306
Credit Suisse Group sponsored ADR	220,100	15,645
Credit Suisse Group (Reg.)	1,385,807	98,503
Lindt & Spruengli AG (participation certificate)	15,453	38,255
Logitech International SA (Reg.) (a)	812,913	23,721
Nestle SA (Reg.)	313,792	115,110
Nobel Biocare Holding AG (Switzerland)	68,513	22,682
Novartis AG (Reg.)	1,574,476	90,832
Pargesa Holding SA	141,700	15,346
Roche Holding AG (participation certificate)	787,886	148,043
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	14,164
Swiss Life Holding	98,975	24,908
Syngenta AG (Switzerland)	53,110	9,844
Tecan Group AG	197,600	14,140
The Swatch Group AG (Reg.)	492,373	23,634
UBS AG (NY Shares)	1,702,400	107,268
TOTAL SWITZERLAND		902,179
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,108,890	48,577
Shin Kong Financial Holding Co. Ltd.	10,227,415	10,250
Siliconware Precision Industries Co. Ltd.	5,016,000	8,318
TOTAL TAIWAN		67,145
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	1,019,500	$ 47,352
AstraZeneca PLC sponsored ADR	751,500	42,046
Aviva PLC	2,388,800	38,533
BAE Systems PLC	4,278,809	35,119
Barclays PLC	4,962,700	73,187
Benfield Group PLC	2,897,300	19,639
BG Group PLC	1,501,700	19,724
BG Group PLC sponsored ADR	200,000	13,220
BHP Billiton PLC	1,397,300	26,026
BP PLC sponsored ADR	1,576,200	100,104
British American Tobacco PLC	1,506,900	46,073
British American Tobacco PLC sponsored ADR	402,700	24,625
British Land Co. PLC	1,413,900	43,586
Burberry Group PLC	4,248,800	54,970
Cable & Wireless PLC	93,774	309
Capita Group PLC	1,106,900	13,788
Clipper Windpower PLC (a)	2,070,700	23,658
Enterprise Inns PLC	1,010,450	12,765
GlaxoSmithKline PLC	249,400	6,750
GlaxoSmithKline PLC sponsored ADR	1,219,100	65,990
HBOS plc	2,165,000	47,258
HSBC Holdings PLC (Hong Kong) (Reg.)	4,083,744	75,002
Imperial Tobacco Group PLC	76,000	3,103
Imperial Tobacco Group PLC sponsored ADR	175,100	14,257
Informa PLC	1,379,400	15,136
International Power PLC	7,541,600	53,380
Ishaan Real Estate PLC (a)(d)	3,181,500	6,282
Man Group plc	1,642,200	17,254
Marks & Spencer Group PLC	3,500,700	46,495
National Grid PLC	2,325,300	35,087
Next PLC	300,808	11,542
Pearson PLC	2,175,600	34,282
Reckitt Benckiser PLC	1,437,500	69,168
Reed Elsevier PLC	2,071,800	23,650
Renovo Group PLC	5,230,300	20,141
Reuters Group PLC sponsored ADR	724,950	37,241
Rolls-Royce Group PLC	3,988,703	36,676
Royal Bank of Scotland Group PLC	2,445,171	98,245
Royal Dutch Shell PLC Class B	2,142,559	72,536
Scottish & Southern Energy PLC	1,487,000	43,707
Shire PLC	1,642,600	34,468
Tesco PLC	12,209,212	100,270
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Unilever PLC	1,127,200	$ 30,784
Unitech Corporate Parks PLC (a)	2,268,300	3,966
Vodafone Group PLC	31,848,835	93,604
VT Group PLC	1,218,600	10,792
Xstrata PLC	780,700	36,384
TOTAL UNITED KINGDOM		1,778,174
United States of America - 0.0%
Macquarie Infrastructure Co. Trust	131,000	4,804
TOTAL COMMON STOCKS (Cost $7,565,427)		9,522,097
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.0%
Fresenius AG (non-vtg.)	94,600	19,927
Hugo Boss AG (non-vtg.)	503,800	26,863
Porsche AG (non-vtg.) (d)	21,395	27,030
ProSiebenSat.1 Media AG	735,900	24,774
TOTAL GERMANY		98,594
Italy - 0.4%
Intesa Sanpaolo Spa	5,848,702	43,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $92,961)		142,090
Government Obligations - 0.1%
	Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.01% 3/8/07 to 4/5/07 (f) (Cost $7,644)	$ 7,700	7,645
Money Market Funds - 7.2%
Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	517,751,508	$ 517,752
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	210,736,894	210,737
TOTAL MONEY MARKET FUNDS (Cost $728,489)		728,489
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $8,394,521)		10,400,321
NET OTHER ASSETS - (3.0)%		(300,622)
NET ASSETS - 100%		$ 10,099,699
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,929 Nikkei 225 Index Contracts (Japan)	March 2007	$ 168,112	$ 8,364
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,971,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,565,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,475
Fidelity Securities Lending Cash Central Fund	920
Total	$ 6,395
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,426,023,000. Net unrealized appreciation aggregated $1,974,298,000, of which $2,063,134,000 related to appreciated investment securities and $88,836,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please >see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.100

AIGI-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
Australia - 5.4%
AMP Ltd.	2,219,300	$ 18,043
Aristocrat Leisure Ltd.	1,805,200	22,582
Australia & New Zealand Banking Group Ltd.	871,800	19,706
AXA Asia Pacific Holdings Ltd.	3,932,100	22,045
Babcock & Brown Japan Property Trust	8,156,000	13,110
BHP Billiton Ltd.	1,116,100	22,874
Billabong International Ltd.	2,162,828	27,442
Brambles Ltd. (a)	4,209,200	45,366
Cochlear Ltd.	744,400	32,630
Commonwealth Bank of Australia	296,000	11,501
Computershare Ltd.	3,151,800	22,418
CSL Ltd.	1,602,750	86,408
Fosters Group Ltd.	4,060,500	21,346
Macquarie Airports unit	2,141,930	5,904
Macquarie Bank Ltd.	420,000	26,413
Macquarie Infrastructure Group unit	1,750,121	4,974
Mortgage Choice Ltd.	2,899,300	6,326
Multiplex Group unit	4,081,500	14,103
National Australia Bank Ltd.	1,275,200	40,054
QBE Insurance Group Ltd.	1,353,567	32,372
Seek Ltd.	2,000,000	9,753
Woolworths Ltd.	2,429,139	44,798
TOTAL AUSTRALIA		550,168
Austria - 0.3%
Austriamicrosystems AG (a)	111,000	7,318
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	380,400	18,394
TOTAL AUSTRIA		25,712
Belgium - 0.3%
Almancora SCA (Certificaten Van Aandelen)	185,500	27,804
Bermuda - 0.2%
Dufry South America Ltd. unit (a)	103,000	1,644
Ports Design Ltd.	6,613,900	18,171
TOTAL BERMUDA		19,815
Brazil - 0.1%
Banco Nossa Caixa SA	256,500	5,827
Canada - 0.3%
Potash Corp. of Saskatchewan, Inc.	174,200	27,180
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.5%
DSND, Inc. (a)(d)	791,800	$ 14,053
Foxconn International Holdings Ltd. (a)	9,889,300	29,576
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	108,900	2,106
Xinao Gas Holdings Ltd.	5,392,000	5,042
TOTAL CAYMAN ISLANDS		50,777
China - 0.2%
China Life Insurance Co. Ltd. (H Shares)	3,296,200	9,708
China Merchants Bank Co. Ltd. (H Shares) (a)	1,381,000	2,979
China Shenhua Energy Co. Ltd. (H Shares)	2,094,100	5,123
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	1,206,801	3,880
Shanghai Pudong Development Bank Co. Ltd. warrants (JPMorgan Warrant Program) 2/13/12 (a)(e)	1,052,528	3,384
TOTAL CHINA		25,074
Cyprus - 0.3%
Marfin Popular Bank Public Co. (a)	2,574,859	28,056
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	603,600	25,741
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	29,581
Finland - 0.7%
Citycon Oyj	692,322	4,846
Nokia Corp. sponsored ADR	2,875,300	63,544
TOTAL FINLAND		68,390
France - 11.1%
Alcatel-Lucent SA	1,089,900	14,169
April Group	280,900	14,754
AXA SA	1,587,066	67,403
BNP Paribas SA	696,739	77,688
CNP Assurances	217,100	24,858
Electricite de France	527,700	36,762
Gaz de France (d)	943,600	40,572
Groupe Danone	239,700	36,927
Icade SA	576,489	36,779
L'Oreal SA	352,400	37,249
Louis Vuitton Moet Hennessy (LVMH)	354,300	37,358
Neopost SA	382,400	49,192
Orpea (a)(d)	279,164	24,669
Common Stocks - continued
	Shares	Value (000s)
France - continued
Pernod Ricard SA	296,880	$ 60,788
Peugeot Citroen SA	565,800	37,204
Pinault Printemps-Redoute SA	160,200	23,636
Renault SA	580,200	71,802
Sanofi-Aventis sponsored ADR	482,100	21,251
Schneider Electric SA	197,100	23,801
Sechilienne-Sidec	174,000	9,430
Societe Generale Series A	283,120	50,000
SR Teleperformance SA (d)	475,900	20,518
Suez SA (France)	948,400	46,490
Total SA Series B	1,617,876	110,096
Veolia Environnement	579,000	40,562
Vinci SA	470,800	64,675
Vivendi Universal SA	1,089,546	44,845
TOTAL FRANCE		1,123,478
GEORGIA - 0.0%
Bank of Georgia unit (a)	206,100	5,359
Germany - 9.9%
Allianz AG (Reg.)	595,030	119,780
Bayer AG sponsored ADR	1,077,200	63,749
Continental AG	279,400	33,816
Deutsche Boerse AG	261,100	54,861
Deutsche Postbank AG	277,100	23,836
E.ON AG	845,500	115,132
GFK AG	288,897	13,646
Hochtief AG	333,200	27,194
Hugo Boss AG	43,200	2,432
KarstadtQuelle AG (a)(d)	1,160,400	37,402
Lanxess AG (a)	648,800	33,537
Linde AG	397,528	42,579
Merck KGaA	231,200	26,957
MPC Muenchmeyer Petersen Capital AG	50,500	4,457
MTU Aero Engines Holding AG	337,500	17,943
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	373,900	58,966
Pfleiderer AG	1,150,696	36,759
Puma AG	44,800	16,273
Q-Cells AG (d)	322,450	16,685
RWE AG	707,219	73,740
SAP AG	611,300	28,328
SGL Carbon AG (a)	632,300	15,881
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Siemens AG (Reg.) (d)	680,000	$ 75,296
SolarWorld AG	415,600	32,273
Wincor Nixdorf AG	185,700	29,467
TOTAL GERMANY		1,000,989
Greece - 0.5%
Alpha Bank AE	799,700	25,724
EFG Eurobank Ergasias SA	374,100	14,627
Greek Organization of Football Prognostics SA	359,130	13,406
TOTAL GREECE		53,757
Hong Kong - 0.9%
BOC Hong Kong Holdings Ltd.	3,447,000	9,007
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	8,908
China Resources Power Holdings Co. Ltd.	4,984,000	7,814
Esprit Holdings Ltd.	4,631,000	46,948
Television Broadcasts Ltd.	2,683,529	18,389
TOTAL HONG KONG		91,066
India - 0.7%
BF Utilities Ltd. (a)	5,856	386
Bharti Airtel Ltd. (a)	101,774	1,683
Infosys Technologies Ltd.	983,702	50,151
Pantaloon Retail India Ltd.	1,039,015	11,488
Titan Industries Ltd.	305,281	6,640
TOTAL INDIA		70,348
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	16,567
Ireland - 1.2%
AgCert International (a)	1,271,100	2,485
Allied Irish Banks PLC	833,700	24,206
Allied Irish Banks PLC	77,000	2,236
C&C Group PLC	2,169,805	32,183
Paddy Power PLC (Ireland)	623,197	13,646
Ryanair Holdings PLC sponsored ADR (a)	483,800	41,941
TOTAL IRELAND		116,697
Israel - 0.8%
Bank Hapoalim BM (Reg.)	2,497,200	11,583
Israel Chemicals Ltd.	4,881,900	30,121
Common Stocks - continued
	Shares	Value (000s)
Israel - continued
Nice Systems Ltd. sponsored ADR	579,700	$ 18,353
Ormat Industries Ltd.	1,771,900	21,290
TOTAL ISRAEL		81,347
Italy - 2.9%
ENI Spa	288,800	9,309
ENI Spa sponsored ADR	401,950	25,914
Fiat Spa (a)	2,588,700	56,207
Impregilo Spa (a)	3,533,100	21,468
Lottomatica Spa	911,725	37,170
Mediobanca Spa (d)	1,106,400	25,235
Milano Assicurazioni Spa	1,897,700	15,125
Pirelli & C. Real Estate Spa	235,100	17,113
Unicredito Italiano Spa	9,168,000	84,839
TOTAL ITALY		292,380
Japan - 16.8%
Aeon Co. Ltd.	875,800	19,049
Aeon Mall Co. Ltd.	396,800	22,325
Asics Corp.	2,315,000	26,682
Canon, Inc.	1,841,750	97,263
Casio Computer Co. Ltd.	908,500	18,782
Daiwa House Industry Co. Ltd.	939,000	15,872
Daiwa Securities Group, Inc.	4,301,000	52,602
E*TRADE Securities Co. Ltd. (d)	16,600	23,933
East Japan Railway Co.	3,017	20,924
Fanuc Ltd.	288,900	26,691
Fujifilm Holdings Corp.	561,200	23,158
Honda Motor Co. Ltd.	1,470,700	57,843
Hoya Corp.	1,080,100	39,200
Japan Tobacco, Inc.	10,763	51,726
JSR Corp.	718,900	17,096
Kansai Urban Banking Corp.	1,288,000	5,614
Keyence Corp.	82,600	18,534
Konica Minolta Holdings, Inc.	385,000	5,251
Leopalace21 Corp.	329,500	10,484
Mitsubishi Estate Co. Ltd.	1,581,400	45,207
Mitsubishi UFJ Financial Group, Inc.	3,638	44,202
Mitsui & Co. Ltd.	2,259,000	36,089
Mitsui Fudosan Co. Ltd.	1,835,000	47,591
Mizuho Financial Group, Inc.	11,916	85,901
Murata Manufacturing Co. Ltd. (a)	627,200	44,382
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	131,900	$ 9,323
Nintendo Co. Ltd.	303,500	89,527
Nippon Building Fund, Inc.	1,700	25,214
Nippon Electric Glass Co. Ltd.	570,000	13,602
NSK Ltd.	1,893,000	17,332
Omron Corp.	555,800	14,967
ORIX Corp.	251,320	72,053
Sompo Japan Insurance, Inc.	2,002,000	25,414
Sony Corp. sponsored ADR	776,900	35,994
St. Marc Holdings Co. Ltd.	83,900	4,908
Sumco Corp.	1,123,600	40,592
Sumitomo Electric Industries Ltd.	1,786,100	27,350
Sumitomo Metal Industries Ltd.	4,099,000	17,390
Sumitomo Mitsui Financial Group, Inc.	6,298	64,188
Sumitomo Trust & Banking Co. Ltd.	3,742,800	40,038
T&D Holdings, Inc.	495,150	33,356
Takeda Pharamaceutical Co. Ltd.	748,600	48,817
The Sumitomo Warehouse Co. Ltd. (d)	338,000	2,649
Tokuyama Corp.	2,761,000	44,268
Toyo Tanso Co. Ltd. (d)	104,400	11,748
Toyota Motor Corp.	2,609,100	171,907
Yamada Denki Co. Ltd.	325,600	27,033
TOTAL JAPAN		1,694,071
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	152,000	3,587
unit (a)	360,700	8,513
TOTAL KAZAKHSTAN		12,100
Korea (South) - 1.6%
Kookmin Bank	258,550	20,597
Korean Reinsurance Co.	946,600	12,437
KT&G Corp.	169,400	10,310
LG Household & Health Care Ltd.	462,880	55,801
NHN Corp.	270,152	35,772
Shinhan Financial Group Co. Ltd.	397,520	20,731
Shinsegae Co. Ltd.	7,900	4,593
TOTAL KOREA (SOUTH)		160,241
Luxembourg - 0.6%
Acergy SA (a)	1,124,500	21,804
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - continued
GAGFAH SA	489,152	$ 14,638
SES SA FDR	1,505,854	25,809
TOTAL LUXEMBOURG		62,251
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	868,700	38,536
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	14,682
TOTAL MEXICO		53,218
Netherlands - 2.4%
Heineken NV (Bearer)	709,600	35,949
ING Groep NV (Certificaten Van Aandelen)	1,429,544	62,986
Koninklijke KPN NV	2,905,700	41,848
Koninklijke Numico NV	461,400	24,476
Koninklijke Philips Electronics NV	1,832,300	71,735
Nutreco Holding NV	8,400	579
Tele Atlas NV (Netherlands) (a)	132,400	2,758
TOTAL NETHERLANDS		240,331
Norway - 1.9%
Aker Kvaerner ASA	298,950	33,774
DnB Nor ASA	928,300	13,939
Hafslund ASA (B Shares)	194,900	4,294
Norsk Hydro ASA	469,160	15,154
PAN Fish ASA (a)	27,564,700	29,507
ProSafe ASA (d)	773,000	12,090
Renewable Energy Corp. AS (d)	1,103,800	26,356
Telenor ASA	2,892,500	58,636
TOTAL NORWAY		193,750
Russia - 0.6%
OAO Gazprom sponsored ADR	844,400	36,520
Sistema-Hals JSC ADR (a)	1,803,200	22,991
TOTAL RUSSIA		59,511
Singapore - 0.5%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	7,477
HTL International Holdings Ltd.	7,187,500	4,727
Keppel Corp. Ltd.	1,166,000	13,591
Singapore Exchange Ltd.	5,940,000	26,109
TOTAL SINGAPORE		51,904
Common Stocks - continued
	Shares	Value (000s)
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA	3,619,800	$ 90,785
Banco Santander Central Hispano SA	5,808,700	110,458
Gestevision Telecinco SA	256,800	6,955
Grupo Ferrovial SA	305,100	30,520
Inditex SA	1,106,500	62,691
Telefonica SA	3,526,600	77,515
TOTAL SPAIN		378,924
Sweden - 1.3%
Hennes & Mauritz AB (H&M) (B Shares)	574,100	31,059
Modern Times Group AB (MTG) (B Shares)	848,750	53,673
Scania AB (B Shares)	595,200	42,649
TOTAL SWEDEN		127,381
Switzerland - 8.9%
ABB Ltd. sponsored ADR	4,087,500	72,798
Actelion Ltd. (Reg.) (a)	156,158	37,980
Compagnie Financiere Richemont unit	525,208	29,306
Credit Suisse Group sponsored ADR	220,100	15,645
Credit Suisse Group (Reg.)	1,385,807	98,503
Lindt & Spruengli AG (participation certificate)	15,453	38,255
Logitech International SA (Reg.) (a)	812,913	23,721
Nestle SA (Reg.)	313,792	115,110
Nobel Biocare Holding AG (Switzerland)	68,513	22,682
Novartis AG (Reg.)	1,574,476	90,832
Pargesa Holding SA	141,700	15,346
Roche Holding AG (participation certificate)	787,886	148,043
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	14,164
Swiss Life Holding	98,975	24,908
Syngenta AG (Switzerland)	53,110	9,844
Tecan Group AG	197,600	14,140
The Swatch Group AG (Reg.)	492,373	23,634
UBS AG (NY Shares)	1,702,400	107,268
TOTAL SWITZERLAND		902,179
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,108,890	48,577
Shin Kong Financial Holding Co. Ltd.	10,227,415	10,250
Siliconware Precision Industries Co. Ltd.	5,016,000	8,318
TOTAL TAIWAN		67,145
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	1,019,500	$ 47,352
AstraZeneca PLC sponsored ADR	751,500	42,046
Aviva PLC	2,388,800	38,533
BAE Systems PLC	4,278,809	35,119
Barclays PLC	4,962,700	73,187
Benfield Group PLC	2,897,300	19,639
BG Group PLC	1,501,700	19,724
BG Group PLC sponsored ADR	200,000	13,220
BHP Billiton PLC	1,397,300	26,026
BP PLC sponsored ADR	1,576,200	100,104
British American Tobacco PLC	1,506,900	46,073
British American Tobacco PLC sponsored ADR	402,700	24,625
British Land Co. PLC	1,413,900	43,586
Burberry Group PLC	4,248,800	54,970
Cable & Wireless PLC	93,774	309
Capita Group PLC	1,106,900	13,788
Clipper Windpower PLC (a)	2,070,700	23,658
Enterprise Inns PLC	1,010,450	12,765
GlaxoSmithKline PLC	249,400	6,750
GlaxoSmithKline PLC sponsored ADR	1,219,100	65,990
HBOS plc	2,165,000	47,258
HSBC Holdings PLC (Hong Kong) (Reg.)	4,083,744	75,002
Imperial Tobacco Group PLC	76,000	3,103
Imperial Tobacco Group PLC sponsored ADR	175,100	14,257
Informa PLC	1,379,400	15,136
International Power PLC	7,541,600	53,380
Ishaan Real Estate PLC (a)(d)	3,181,500	6,282
Man Group plc	1,642,200	17,254
Marks & Spencer Group PLC	3,500,700	46,495
National Grid PLC	2,325,300	35,087
Next PLC	300,808	11,542
Pearson PLC	2,175,600	34,282
Reckitt Benckiser PLC	1,437,500	69,168
Reed Elsevier PLC	2,071,800	23,650
Renovo Group PLC	5,230,300	20,141
Reuters Group PLC sponsored ADR	724,950	37,241
Rolls-Royce Group PLC	3,988,703	36,676
Royal Bank of Scotland Group PLC	2,445,171	98,245
Royal Dutch Shell PLC Class B	2,142,559	72,536
Scottish & Southern Energy PLC	1,487,000	43,707
Shire PLC	1,642,600	34,468
Tesco PLC	12,209,212	100,270
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Unilever PLC	1,127,200	$ 30,784
Unitech Corporate Parks PLC (a)	2,268,300	3,966
Vodafone Group PLC	31,848,835	93,604
VT Group PLC	1,218,600	10,792
Xstrata PLC	780,700	36,384
TOTAL UNITED KINGDOM		1,778,174
United States of America - 0.0%
Macquarie Infrastructure Co. Trust	131,000	4,804
TOTAL COMMON STOCKS (Cost $7,565,427)		9,522,097
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.0%
Fresenius AG (non-vtg.)	94,600	19,927
Hugo Boss AG (non-vtg.)	503,800	26,863
Porsche AG (non-vtg.) (d)	21,395	27,030
ProSiebenSat.1 Media AG	735,900	24,774
TOTAL GERMANY		98,594
Italy - 0.4%
Intesa Sanpaolo Spa	5,848,702	43,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $92,961)		142,090
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.01% 3/8/07 to 4/5/07 (f) (Cost $7,644)	$ 7,700	7,645
Money Market Funds - 7.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	517,751,508	$ 517,752
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	210,736,894	210,737
TOTAL MONEY MARKET FUNDS (Cost $728,489)		728,489
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $8,394,521)		10,400,321
NET OTHER ASSETS - (3.0)%		(300,622)
NET ASSETS - 100%		$ 10,099,699
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,929 Nikkei 225 Index Contracts (Japan)	March 2007	$ 168,112	$ 8,364
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,971,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,565,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,475
Fidelity Securities Lending Cash Central Fund	920
Total	$ 6,395
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,426,023,000. Net unrealized appreciation aggregated $1,974,298,000, of which $2,063,134,000 related to appreciated investment securities and $88,836,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2007

1.813082.102

ISC-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 11.8%
Allied Gold Ltd. (a)	11,880,000	$ 3,183
AMP Ltd.	377,100	3,066
Aristocrat Leisure Ltd.	93,300	1,167
Asx Ltd.	181,509	5,342
Austbrokers Holdings Ltd.	1,082,345	4,538
Australian Wealth Management Ltd.	1,419,387	3,075
Babcock & Brown Japan Property Trust	2,643,700	4,249
Babcock & Brown Ltd.	26,800	541
Billabong International Ltd.	291,000	3,692
Bradken Ltd.	818,695	5,550
Brambles Ltd. (a)	291,800	3,145
Cabcharge Australia Ltd.	41,000	319
Capital-XX Ltd.	2,262,572	4,423
Centamin Egypt Ltd. (a)	5,903,500	4,147
Cochlear Ltd.	122,100	5,352
Computershare Ltd.	1,092,272	7,769
David Jones Ltd.	424,100	1,488
Dominos Pizza Australia New Zealand Ltd.	2,778,220	7,960
Downer EDI Ltd.	811,557	4,153
Dwyka Diamonds Ltd. (a)	6,235,220	2,021
Elixir Petroleum Ltd. (a)	1,052,140	295
European Gas Ltd. (a)	1,673,600	923
Flexigroup Ltd. (a)	1,723,400	4,322
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	229
Hastie Group Ltd.	2,532,973	6,097
HFA Holdings Ltd.	2,035,100	3,319
IBT Education Ltd.	260,050	408
International Ferro Metals (a)	18,059,256	18,184
Invocare Ltd.	64,100	262
Iress Market Technology Ltd.	150,700	860
JB Hi-Fi Ltd. (e)	585,900	3,025
Jumbuck Entertainment Ltd. (a)	795,400	1,081
Kimberley Diamond Co. NL (a)(e)	809,300	515
McGuigan Simeon Wines Ltd.	148,221	419
Meo Australia Ltd. (a)	5,066,100	2,675
Metcash Ltd.	1,168,600	4,183
Mineral Commodities Ltd. (a)(f)	7,900,000	828
Mineral Deposits Ltd. (a)	2,463,500	3,061
Mintails Ltd. (a)	8,439,600	2,064
Monto Minerals Ltd. (a)	8,525,252	1,591
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	10
Mortgage Choice Ltd.	1,851,838	4,041
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Novera Energy Ltd. (a)	488,000	$ 594
Oakton Ltd.	184,615	674
Paladin Resources Ltd. (a)	1,365,200	9,191
Patties Food Ltd. (a)	836,800	1,443
Phosphagenics Ltd. (a)	9,040,000	2,211
QBE Insurance Group Ltd.	243,423	5,822
Reverse Corp. Ltd.	812,500	2,732
Rinker Group Ltd.	78,300	1,131
Roc Oil Co. Ltd. (United Kingdom) (a)	4,453,889	10,632
RP Data Ltd. (a)	1,211,300	1,768
SAI Global Ltd.	158,300	492
Seek Ltd.	1,307,939	6,378
SMS Management & Technology Ltd.	315,600	1,042
Summit Resources Ltd. (a)	673,820	1,768
Sylvania Resources Ltd. (a)	7,484,597	4,911
Sylvania Resources Ltd. (United Kingdom) (a)	4,923,630	3,265
Tanami Gold NL	19,652,484	1,908
United Group Ltd.	279,921	2,863
Woolworths Ltd.	373,526	6,889
WorleyParsons Ltd.	91,830	1,534
Wotif.com Holdings Ltd.	348,300	1,149
TOTAL AUSTRALIA		201,969
Austria - 0.3%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	106,900	5,169
Bermuda - 3.0%
Aquarius Platinum Ltd. (United Kingdom)	444,500	11,607
Hi Sun Technology (China) Ltd. (a)	2,379,000	841
Longcheer Holdings Ltd.	667,000	482
Peace Mark Holdings Ltd.	4,910,000	4,113
Petra Diamonds Ltd. (a)	2,502,406	7,203
Ports Design Ltd.	1,798,000	4,940
Qualipak International Holdings Ltd.	3,077,000	2,034
RC Group (Holdings) Ltd.	2,139,000	4,896
Sealift Ltd. (a)	477,000	1,280
Tanzanite One Ltd. (f)	5,808,701	8,388
Trefoil Ltd. (a)	385,100	2,345
Xceldiam Ltd. (a)(f)	3,318,255	2,999
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	187
TOTAL BERMUDA		51,315
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.5%
Albidon Ltd. unit (a)	1,469,000	$ 2,078
BDI Mining Corp. (a)(f)	8,728,890	4,974
Kalahari Energy (h)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		8,866
Canada - 3.2%
AirSea Lines (h)	1,862,300	1,214
AirSea Lines warrants 6/14/08 (a)(h)	1,862,300	0
Altius Minerals Corp. (a)	533,806	4,537
Antrim Energy, Inc. (a)	714,540	2,611
Antrim Energy, Inc. (United Kingdom) (a)	800,000	2,869
Bankers Petroleum Ltd. (a)	3,767,000	2,241
First Quantum Minerals Ltd.	79,311	4,208
Grove Energy Ltd. (a)	1,964,140	1,158
MagIndustries Corp. (a)	3,635,960	3,399
Oilexco, Inc. (a)	1,394,525	9,778
Platinum Group Metals Ltd. (a)	407,100	830
Rally Energy Corp. (a)	416,720	1,594
Rock Well Petroleum, Inc. (h)	770,400	982
Starfield Resources, Inc. (a)(f)	13,019,181	3,154
Starfield Resources, Inc.:
warrants 5/9/07 (a)(h)	1,313,025	1
warrants 1/21/08 (a)(h)	1,678,100	76
Stealth Ventures Ltd. (a)	966,500	1,249
Stealth Ventures Ltd. warrants 3/12/08 (a)(h)	483,250	109
StrataGold Corp. (a)	2,976,400	2,934
SXR Uranium One, Inc. (South Africa) (a)	475,740	6,186
Visual Defence, Inc. (a)(f)	5,603,400	1,927
Western Canadian Coal Corp.	1,554,418	2,748
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	921
TOTAL CANADA		54,726
Cayman Islands - 0.4%
Computime Group Ltd.	1,938,000	591
EcoGreen Fine Chemical Group Ltd.	2,514,000	641
Kingboard Chemical Holdings Ltd.	364,500	1,501
Modern Beauty Salon Holdings Ltd.	3,160,000	984
Prime Success International Group Ltd.	2,852,000	3,178
Solomon Systech International Ltd.	2,738,000	505
TOTAL CAYMAN ISLANDS		7,400
Common Stocks - continued
	Shares	Value (000s)
China - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	338,000	$ 1,141
BYD Co. Ltd. (H Shares) (a)	162,000	571
China International Marine Containers Co. Ltd. (B Shares)	803,400	1,672
China Mengniu Dairy Co. Ltd.	382,000	1,140
China Merchants Bank Co. Ltd. (H Shares) (a)	888,500	1,916
China Oilfield Services Ltd. (H Shares)	2,520,000	1,720
China Shipping Development Co. Ltd. (H Shares)	524,000	738
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	2,832,000	1,618
London Asia Chinese Private Equity Fund Ltd. (a)	473,800	1,080
Nine Dragons Paper (Holdings) Ltd.	479,000	814
Shenzhou International Group Holdings Ltd.	1,208,000	432
Sina Corp. (a)	42,400	1,517
Synear Food Holdings Ltd. (a)	466,000	552
Yantai Changyu Pioneer Wine Co. (B Shares)	226,210	1,075
TOTAL CHINA		15,986
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (h)	1,947,000	2,142
Marfin Popular Bank Public Co. (a)	173,665	1,892
TOTAL CYPRUS		4,034
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	533,600	22,756
Finland - 0.7%
Inion OY (a)(f)	3,740,300	2,113
Nokian Tyres Ltd.	348,000	6,876
Tekla Oyj (A Shares)	293,380	3,059
TOTAL FINLAND		12,048
France - 2.2%
BVRP Software SA (a)	98,706	2,419
Carbone Lorraine	27,400	1,580
EDF Energies Nouvelles SA	19,900	1,024
Electricite de France	90,900	6,332
Groupe Open SA (a)	2	0
Groupe Promeo	31,995	1,918
Guerbet SA	8,400	1,401
Icade SA	136,218	8,691
Tessi SA	43,953	3,036
Veolia Environnement	166,000	11,629
TOTAL FRANCE		38,030
Common Stocks - continued
	Shares	Value (000s)
Germany - 3.9%
Articon-Integralis AG (Reg.) (a)	195,779	$ 934
Deutz AG (a)(e)	951,500	14,696
E.ON AG	93,000	12,664
ElringKlinger AG	18,284	1,251
Fresenius Medical Care AG	108,100	14,441
Merck KGaA	18,831	2,196
Parsytec AG	153,836	1,464
Pfleiderer AG	164,259	5,247
PSI AG (a)	387,761	2,274
RWE AG	52,000	5,422
SGL Carbon AG (a)	200,700	5,041
TOTAL GERMANY		65,630
Greece - 1.0%
Fourlis Holdings SA	110,000	2,194
Hellenic Technodomiki Tev SA	165,300	2,292
Sarantis SA (Reg.)	1,159,018	11,692
TOTAL GREECE		16,178
Hong Kong - 1.2%
Bank of East Asia Ltd.	154,800	889
Cafe de Coral Holdings Ltd.	686,000	1,186
China Overseas Land & Investment Ltd.	1,348,000	1,490
China Power International Development Ltd.	3,699,000	2,004
Esprit Holdings Ltd.	246,000	2,494
Fairwood Holdings Ltd. (g)	878,500	1,112
Hang Lung Properties Ltd.	1,208,000	3,296
Li & Fung Ltd.	924,000	2,882
Midland Holdings Ltd.	434,000	267
Sa Sa International Holdings Ltd.	974,000	332
Tai Cheung Holdings Ltd.	900,000	572
Vtech Holdings Ltd.	474,000	2,923
Wing Lung Bank Ltd.	116,100	1,309
TOTAL HONG KONG		20,756
India - 0.2%
Aditya Birla Nuvo Ltd.	9,615	275
Deccan Chronicle Holdings Ltd.	19,000	374
Noida Toll Bridge Co. Ltd. GDR	454,051	1,771
Sobha Developers Ltd. (a)	22,169	494
TOTAL INDIA		2,914
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.1%
PT Bank Niaga Tbk	7,769,000	$ 768
PT Telkomunikasi Indonesia Tbk Series B	1,463,500	1,520
TOTAL INDONESIA		2,288
Ireland - 0.9%
Adwalker PLC (a)(f)	9,125,000	403
Celtic Resources Holdings PLC (a)	119,281	345
Glanbia PLC	1,115,500	4,871
Kenmare Resources PLC (a)	2,640,000	2,243
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	892
Petroceltic International PLC (a)(e)	13,644,934	3,753
Trinity Biotech PLC sponsored ADR (a)	227,325	2,069
Vimio PLC (a)	867,300	1,142
TOTAL IRELAND		15,718
Israel - 0.6%
Advanced Vision Technology Ltd. (a)	133,900	2,059
Israel Chemicals Ltd.	611,900	3,775
Leadcom Integrated Solutions	2,808,900	2,980
Metal-Tech Ltd.	485,000	1,420
MTI Wireless Edge Ltd.	705,128	630
TOTAL ISRAEL		10,864
Italy - 4.0%
Banca Italease Spa (e)	790,700	54,918
Bastogi Spa (a)	3,339,200	1,270
Enel S.p.A.	543,800	5,757
ERG Spa	109,100	2,423
Lottomatica Spa	58,540	2,387
Teleunit Spa (f)	12,719,158	1,062
TOTAL ITALY		67,817
Japan - 28.3%
Abc-Mart, Inc.	330,400	7,419
Access Co. Ltd. (a)	443	712
Advanced Media, Inc. (a)(e)	64	141
Aeon Fantasy Co. Ltd.	46,300	1,654
Ain Pharmaciez, Inc.	25,500	377
Alpen Co. Ltd.	23,900	594
Anritsu Corp. (e)	1,151,000	6,914
AOC Holdings, Inc.	59,000	948
AOI Electronics Co. Ltd.	66,100	1,454
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Ariake Japan Co. Ltd. (e)	67,300	$ 1,467
Asahi Diamond Industrial Co. Ltd.	194,000	1,397
Asics Corp.	43,000	496
Atlus Co. Ltd. (a)	31,700	177
Atrium Co. Ltd.	64,400	2,065
Axell Corp.	384	1,107
Bic Camera, Inc.	47	62
Bit-isle, Inc.	238	1,329
Bookoff Corp.	166,100	3,035
Brother Industries Ltd. (a)	404,000	5,621
C. Uyemura & Co. Ltd.	37,500	2,436
Cabin Co. Ltd.	195,000	808
Canon Fintech, Inc.	34,200	670
Casio Micronics Co. Ltd. (e)	118,400	1,056
Chiba Bank Ltd.	382,000	3,441
Chiyoda Corp.	119,000	2,500
Chuo Denki Kogyo Co. Ltd.	25,000	113
CMIC Co. Ltd. (e)	1,670	390
Create SD Co. Ltd.	55,300	994
Dai-ichi Seiko Co. Ltd. (a)	32,500	1,072
Daido Metal Co. Ltd. (a)(e)	657,000	4,344
Daido Steel Co. Ltd.	80,000	497
Daifuku Co. Ltd.	35,500	507
Daikokutenbussan Co. Ltd.	52,900	845
Daiseki Co. Ltd.	68,300	1,667
Daito Gyorui Co. Ltd.	200,000	421
Daiwa Securities Group, Inc.	132,000	1,614
Daiwabo Information System Ltd. (a)	202,500	2,760
Densei-Lambda KK (e)	96,600	1,597
Denyo Co. Ltd.	41,400	448
Descente Ltd.	183,000	849
E*TRADE Securities Co. Ltd.	790	1,139
Ebara Corp. (e)	260,000	1,090
Ebara-Udylite Co. Ltd.	8,700	265
Eiken Chemical Co. Ltd.	4,400	46
Elpida Memory, Inc. (a)(e)	179,000	7,757
Endo Lighting Corp.	158,500	1,395
EPS Co. Ltd.	1,465	4,127
Fast Retailing Co. Ltd.	42,900	3,388
Fujikura Ltd.	32,000	279
Furukawa Electric Co. Ltd.	816,000	5,531
Futaba Industrial Co. Ltd.	95,800	2,354
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Hamamatsu Photonics KK (a)	121,400	$ 3,591
Harmonic Drive Systems, Inc. (e)	483	2,613
Haseko Corp. (a)	734,500	2,830
Heiwa Real Estate Co. Ltd. (a)(e)	280,000	1,677
Hikari Tsushin, Inc.	227,100	10,632
Hioki EE Corp. (e)	27,000	745
Hiroshima Bank Ltd.	339,000	1,930
Hitachi Construction Machinery Co. Ltd. (a)	407,900	11,458
Hitachi Maxell Ltd. (a)(e)	119,000	1,849
Hokuriku Electric Industry (e)	739,000	2,027
Hokuto Corp.	160,100	2,812
Ibiden Co. Ltd.	28,500	1,415
Inpex Holdings, Inc.	197	1,613
Intelligence Ltd. (a)(e)	1,258	3,388
Intelligent Wave, Inc.	2,059	2,047
Iriso Electronics Co. Ltd. (e)	52,100	1,817
Ishihara Chemical Co. Ltd. (a)	32,200	640
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,581,000	5,934
Itochu Corp.	449,000	3,921
ITOCHU Techno-Solutions Corp.	93,000	4,701
Japan Steel Works Ltd.	382,000	3,165
Jastec Co. Ltd.	185,900	1,742
JGC Corp.	90,000	1,566
Joint Corp. (e)	27,200	996
JSR Corp.	58,700	1,396
Juroku Bank Ltd.	149,000	841
Kakaku.com, Inc. (e)	264	993
Kandenko Co. Ltd.	245,000	1,385
Kawasaki Heavy Industries Ltd. (e)	1,077,000	4,185
Kibun Food Chemifa Co. Ltd. (e)	68,200	772
Kimoto Co. Ltd.	50,400	323
Kitagawa Seiki Co. Ltd.	76,900	526
KK daVinci Advisors (a)	535	625
Kobayashi Pharmaceutical Co. Ltd.	91,400	3,499
Koito Manufacturing Co. Ltd. (a)	214,000	3,034
Konica Minolta Holdings, Inc.	172,000	2,346
Kubota Corp.	91,000	958
Kura Corp. Ltd.	4,580	10,360
Kurita Water Industries Ltd.	72,700	1,551
Link Theory Holdings Co. Ltd. (e)	102	187
Mandom Corp.	21,100	531
Mazda Motor Corp.	807,000	5,296
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Media Global Links Co. Ltd. (e)	648	$ 961
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	40,900	2,037
Micronics Japan Co. Ltd. (a)	149,600	5,467
Mitsuba Corp. (e)	260,000	2,279
Mitsubishi Gas Chemical Co., Inc.	237,000	2,523
Mitsubishi Rayon Co. Ltd. (a)	374,000	2,563
Mitsui Engineering & Shipbuilding Co.	449,000	1,555
Mitsui O.S.K. Lines Ltd.	364,000	3,788
Miyachi Corp.	60,600	1,147
Mori Seiki Co. Ltd.	112,000	2,450
Murata Manufacturing Co. Ltd. (a)	75,700	5,357
Nabtesco Corp.	111,000	1,411
Nachi-Fujikoshi Corp. (e)	875,000	4,575
Nafco Co. Ltd.	21,500	570
Namco Bandai Holdings, Inc.	67,800	978
NHK Spring Co. Ltd.	96,000	1,006
NIC Corp.	162,900	1,323
Nidec Copal Electronics Corp. (e)	112,200	706
Nidec Corp.	36,900	2,608
Nidec Sankyo Corp.	245,000	1,872
Nihon Ceratec Co. Ltd. (e)	122	308
Nihon Dempa Kogyo Co. Ltd. (e)	283,000	12,686
Nihon Trim Co. Ltd. (e)	193,500	8,241
Nihonwasou Holdings, Inc.	631	509
Nikkiso Co. Ltd.	255,000	1,952
Nikon Corp.	76,000	1,694
Nippon Carbon Co. Ltd.	143,000	564
Nippon Denko Co. Ltd. (e)	1,660,000	6,589
Nippon Paint Co. Ltd.	1,258,000	6,640
Nippon Seiki Co. Ltd.	634,000	14,709
Nissei Corp.	23,700	265
Nissin Kogyo Co. Ltd. (e)	737,400	19,858
Nitto Boseki Co. Ltd.	326,000	1,135
NOK Corp.	774,600	13,607
Noritake Co. Ltd.	241,000	1,224
NSK Ltd.	208,000	1,904
NTN Corp.	141,000	1,276
Obara Corp.	1,100	41
Oiles Corp.	56,400	1,393
Optex Co. Ltd.	35,280	728
Optoelectronics Co. Ltd.	33,500	650
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Otaki Gas Co. Ltd.	15,000	$ 76
Otsuka Corp. (e)	19,400	1,808
Pacific Metals Co. Ltd.	128,000	1,471
Phoenix Electric Co. Ltd.	80,700	412
Pigeon Corp. (e)	57,700	994
Produce Co. Ltd. (a)	305	1,799
Properst Co. Ltd. (a)(e)	173	1,849
Ray Corp.	158,300	312
Round One Corp.	2,649	7,134
Ryobi Ltd.	213,000	1,804
Saison Information Systems Co. Ltd.	91,500	977
Sakai Chemical Industry Co. Ltd.	55,000	322
Sammy NetWorks Co. Ltd. (e)	932	4,803
Sato Corp. (e)	168,400	3,335
Sawai Pharmaceutical Co. Ltd. (a)(e)	42,200	1,780
Sec Carbon Ltd.	9,000	114
Sega Sammy Holdings, Inc.	20,200	521
Sekisui Plastics Co. Ltd.	108,000	360
Seria Co. Ltd.	482	735
Shaddy Co. Ltd. (e)	118,900	1,458
Shibaura Electronics Co. Ltd.	119,400	2,236
Shikoku Chemicals Corp. (e)	88,000	578
Shimamura Co. Ltd.	11,800	1,214
Shin Nippon Biomedical Laboratories Ltd.	24,500	485
Shin-Kobe Electric Machinery Co. Ltd.	312,000	1,660
Shinohara Systems of Construction Co. Ltd. (a)(e)	288	441
Shizuki Electric Co., Inc.	339,000	1,331
SRI Sports Ltd. (a)	1,294	1,694
St. Marc Holdings Co. Ltd.	15,500	907
Star Micronics Co. Ltd.	214,700	4,474
Starbucks Coffee Japan Ltd.	2,853	1,418
Stella Chemifa Corp. (e)	19,600	693
Sumco Corp.	89,600	3,237
Sumitomo Corp.	356,300	5,527
Sumitomo Metal Industries Ltd.	693,000	2,940
Sumitomo Titanium Corp. (e)	12,600	1,367
Sumitomo Trust & Banking Co. Ltd.	160,000	1,712
Sun Frontier Fudousan Co. Ltd.	141	325
Sunx Ltd.	234,500	2,425
Suruga Corp.	21,100	1,588
Sysmex Corp.	70,500	2,675
T Rad Co. Ltd. (e)	304,000	1,388
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
T&D Holdings, Inc.	18,300	$ 1,233
Taiho Kogyo Co. Ltd.	72,700	852
Taisei Corp.	237,000	795
Taiyo Ink Manufacturing Co. Ltd.	48,400	2,691
Taiyo Kagaku	73,500	700
Taiyo Nippon Sanso Corp.	307,000	2,798
Takeuchi Manufacturing Co. Ltd.	10,000	480
Takiron Co. Ltd.	282,000	965
Telewave, Inc.	392	185
The First Energy Service Co. Ltd. (a)	151	135
The Goodwill Group, Inc.	1,817	1,656
THK Co. Ltd.	40,100	970
Toagosei Co. Ltd.	354,000	1,311
Tohcello Co. Ltd.	99,500	1,138
Tohoku Electric Power Co., Inc.	46,300	1,216
Tokai Carbon Co. Ltd. (e)	347,000	2,625
Token Corp. (e)	106,600	7,004
Tokyo Gas Co. Ltd. (e)	248,000	1,280
Tokyo Radiator Manufacturing Co. Ltd.	13,700	99
Tokyo Seimitsu Co. Ltd.	10,600	446
Tomen Devices Corp.	54,600	1,136
TonenGeneral Sekiyu KK (e)	122,000	1,241
Toray Industries, Inc.	157,000	1,193
Toshiba Machine Co. Ltd.	313,000	2,993
Trancom Co. Ltd.	70,200	1,399
Trend Micro, Inc.	47,500	1,299
Tyo Productions, Inc. (e)	85,500	265
Ulvac, Inc.	63,000	2,130
Unicom Group Holdings, Inc.	135,600	1,580
Usen Corp. (e)	62,680	635
Village Vanguard Co. Ltd. (e)	136	778
Wacom Co. Ltd.	173	517
Wiz Co. Ltd.	219	512
Yachiyo Industry Co. Ltd.	64,200	1,569
Yamada Denki Co. Ltd.	61,550	5,110
Yamaha Motor Co. Ltd.	57,200	1,773
Yaskawa Electric Corp. (e)	441,000	5,083
Yokogawa Electric Corp.	163,900	2,671
Yonkyu Co. Ltd.	90,700	988
Yoshimoto Kogyo Co. Ltd.	44,400	800
TOTAL JAPAN		483,065
Common Stocks - continued
	Shares	Value (000s)
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	49,600	$ 1,171
Korea (South) - 0.5%
LG Dacom Corp.	54,910	1,238
LG Household & Health Care Ltd.	18,830	2,270
NHN Corp.	5,675	751
Nice e-Banking Services (a)	8,861	329
Sung Kwang Bend Co. Ltd.	170,801	1,403
Taewoong Co. Ltd.	47,211	1,449
YBM Sisa.com, Inc.	44,849	839
TOTAL KOREA (SOUTH)		8,279
Luxembourg - 0.3%
SES Global SA FDR (France) unit	290,300	5,051
Malaysia - 0.0%
KNM Group BHD	156,700	479
Malta - 0.3%
Unibet Group plc unit	214,356	5,768
Netherlands - 0.4%
Engel East Europe NV	1,448,532	4,354
Tele Atlas NV (Netherlands) (a)	105,000	2,187
TOTAL NETHERLANDS		6,541
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	1,355,139	3,958
Freightways Ltd.	291,466	950
Sky City Entertainment Group Ltd.	1,019,723	3,779
TOTAL NEW ZEALAND		8,687
Norway - 2.0%
Aker Kvaerner ASA	22,550	2,548
Eitzen Maritime Services ASA (a)	68,425	26
Hafslund ASA (B Shares)	172,870	3,809
Pertra AS (A Shares) (a)	175,642	2,167
ProSafe ASA	455,050	7,117
Schibsted ASA (B Shares)	48,600	2,025
Songa Offshore ASA (a)	389,186	3,508
Stepstone ASA (a)	5,212,154	12,362
TOTAL NORWAY		33,562
Oman - 0.1%
BankMuscat SAOG sponsored GDR	144,500	1,857
Common Stocks - continued
	Shares	Value (000s)
Papua New Guinea - 0.0%
Lihir Gold Ltd. (a)	276,700	$ 664
Russia - 0.1%
Sistema-Hals JSC unit (a)	91,600	1,168
Singapore - 3.0%
Advent Air Ltd. (f)	14,719,299	3,832
Banyan Tree Holdings Ltd.	2,220,000	2,371
CapitaMall Trust	746,000	1,574
China Energy Ltd.	623,949	557
Cosco Corp. Singapore Ltd.	4,573,000	8,040
CSE Global Ltd.	2,135,000	1,766
F J Benjamin Holdings Ltd.	2,892,000	1,347
HTL International Holdings Ltd.	462,375	304
Hyflux Ltd.	327,000	590
Keppel Corp. Ltd.	142,000	1,655
Keppel Land Ltd.	675,000	3,297
Mapletree Logistics Trust (REIT)	1,493,000	1,206
Olam International Ltd.	714,000	916
Osim International Ltd.	1,771,000	1,511
Overseas Union Enterprises Ltd.	79,000	674
Parkway Holdings Ltd.	2,855,300	6,024
SembCorp Marine Ltd.	375,000	825
SIA Engineering Co. Ltd.	1,455,000	4,396
Uol Group Ltd.	1,827,000	6,068
Wing Tai Holdings Ltd.	809,000	1,317
Yanlord Land Group Ltd.	1,466,000	2,205
TOTAL SINGAPORE		50,475
South Africa - 2.2%
Barnard Jacobs Mellet Holdings Ltd.	2,661,840	2,211
MTN Group Ltd.	377,102	4,527
Steinhoff International Holdings Ltd.	6,659,732	22,961
Telkom SA Ltd.	146,300	3,262
Wilson Bayly Holmes-Ovcon Ltd.	446,856	4,857
TOTAL SOUTH AFRICA		37,818
Sweden - 1.4%
Hexagon AB (B Shares)	239,511	9,787
Modern Times Group AB (MTG) (B Shares)	227,750	14,402
TOTAL SWEDEN		24,189
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.5%
Actelion Ltd. (Reg.) (a)	16,588	$ 4,034
Bucher Industries AG	15,811	1,894
Sulzer AG (Reg.)	2,070	2,931
TOTAL SWITZERLAND		8,859
Taiwan - 0.2%
China Life Insurance Co. Ltd. (a)	3,063,000	1,651
Sinyi Realty, Inc.	746,000	1,924
TOTAL TAIWAN		3,575
Thailand - 0.1%
Robinson Department Store PCL (For. Reg.) (a)	2,798,500	886
Total Access Communication PCL (a)	169,100	703
TOTAL THAILAND		1,589
Turkey - 0.1%
Dogan Gazetecilik AS (a)	555,748	929
United Kingdom - 17.8%
Accsys Technologies PLC (a)	500,000	1,347
Accuma Group PLC (a)	955,000	1,548
ADVFN PLC (a)	19,750,780	1,019
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(e)	6,926,010	7,484
African Consolidated Resources PLC	7,758,334	1,486
African Copper PLC (a)	1,677,884	1,797
Air Partner PLC	45,000	723
Alliance Pharma PLC (a)	7,984,200	1,961
Alterian PLC (a)	1,020,800	2,457
Ambrian Capital PLC	1,457,800	1,547
Amlin PLC	206,973	1,240
Anglo Asian Mining PLC (a)	4,744,400	1,398
Angus & Ross PLC (a)	1,800,000	513
Appian Technology PLC (a)	4,869,178	1,387
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	302
Ascent Resources PLC (a)	9,263,100	2,593
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	138
Atrium Underwriting PLC	257,060	1,293
Autoclenz Holdings PLC	198,230	411
Baltic Oil Terminals PLC	1,758,000	6,321
Belitung Zinc Corp. PLC (h)	7,435,490	1,461
BioCare Solutions PLC (f)	5,024,670	2,468
Bioprogress PLC (a)(f)	8,454,910	11,794
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Blackstar Investors PLC	2,820,000	$ 5,928
Block Shield Corp. PLC (a)	1,103,400	2,168
BowLeven PLC (a)	511,060	2,056
Cambrian Mining PLC (f)	5,826,141	13,336
Camco International Ltd.	868,900	913
CareCapital Group PLC	1,797,500	1,007
Celsis International PLC (a)	788,248	3,523
CeNeS Pharmaceuticals plc (a)	1,095,708	164
Central African Mining & Exploration Co. PLC (a)	6,953,209	6,421
Centurion Electronics PLC (a)(f)	880,024	493
Clapham House Group PLC (a)	494,150	3,267
Cobra Biomanufacturing PLC (a)	396,900	413
Coffeeheaven International PLC (a)	2,972,840	2,439
Corac Group PLC (a)(f)	5,224,104	3,695
Countermine PLC (h)	4,939	250
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis plc (a)(f)	8,417,536	972
DA Group PLC (a)(f)	1,382,065	991
Datacash Group PLC	720,000	2,776
Dominion Energy PLC (a)	10,531,300	1,241
Eclipse Energy Co. Ltd. (h)	102,000	1,503
Econergy International PLC	240,170	415
Emerald Energy PLC (a)	552,500	2,052
EnCore Oil PLC (a)	1,065,530	476
Europa Oil & Gas Holdings PLC (a)	1,000,000	467
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	29
Faroe Petroleum PLC (a)	641,516	1,279
Financial Payment Systems Ltd. (a)(f)	7,787,504	1,224
Flomerics Group PLC	449,658	839
Forum Energy PLC (a)	800,270	1,164
Gasol PLC (a)	7,750,800	914
Gemfields Resources PLC (a)	5,134,200	3,934
Global Coal Management PLC (a)	1,478,451	2,963
GMA Resources PLC (a)	7,246,083	1,602
Gyrus Group PLC (a)	486,400	3,897
Hallin Marine Subsea International PLC	1,047,700	1,235
Hardide Ltd. (a)	6,848,580	1,295
Healthcare Enterprise Group PLC (a)(f)	23,947,186	2,705
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	83
Hot Tuna International PLC (a)	2,349,400	762
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	0
Hydrodec Group PLC (a)(f)	13,277,286	6,652
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
ID Data PLC (a)	24,350,500	$ 359
Ideal Shopping Direct PLC	661,592	2,639
Impact Holdings PLC (a)(f)	10,414,000	1,739
Indago Petroleum Ltd. (a)	1,788,646	1,740
Inova Holding PLC	1,443,461	532
International Con Minerals Ltd. (a)(h)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(h)	1,329,982	0
Intertek Group PLC	94,110	1,586
iomart Group PLC	2,037,940	3,383
IPSA Group PLC (a)	2,184,605	2,468
Irvine Energy PLC (a)	12,895,900	538
ITE Group PLC	2,116,540	6,446
ITM Power PLC (a)	2,411,500	6,041
Jubilee Platinum PLC (a)(f)	4,693,503	7,377
Kalahari Minerals PLC	3,563,200	1,890
KBC Advanced Technologies PLC (a)	917,600	928
Keronite PLC (a)(h)	13,620,267	1,606
KimCor Diamonds PLC (f)	4,185,000	946
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	193
Landround plc (a)(f)	858,600	422
Landround plc warrants 12/11/09 (a)(h)	166,666	49
Lansdowne Oil & Gas PLC	907,620	1,070
Lawrence PLC	854,475	4,315
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	56
LTG Technologies PLC (a)(f)	22,912,152	1,688
Max Petroleum PLC (a)(e)	11,461,320	18,803
Metals Exploration PLC (a)(f)	3,945,316	2,015
MicroEmissive Displays (a)(f)	3,022,300	2,494
Motivcom PLC (f)	1,820,500	3,738
NeutraHealth PLC (a)	4,372,700	967
Oystertec PLC (a)	7,009,687	0
Peninsular Gold Ltd. (a)	325,000	246
PetroLatina Energy PLC (a)	4,545,755	2,188
PetroLatina Energy PLC warrants 4/30/07 (a)	2,279,573	7
Pilat Media Global PLC (a)	1,026,000	1,643
Plethora Solutions Holdings PLC (a)	431,818	1,506
Proteome Sciences PLC (a)	780,842	759
Pureprofile Media PLC (a)(h)	1,108,572	1,089
Pursuit Dynamics PLC (a)	666,667	1,582
Rambler Metals & Mining PLC (a)	1,300,000	1,175
Rheochem PLC (a)(f)	5,603,300	1,651
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rheochem PLC warrants 12/21/07 (a)	4,364,150	$ 124
Sarantel Group PLC Class A (a)(f)	3,479,400	1,094
Scottish & Southern Energy PLC	209,000	6,143
SDL PLC (a)	948,100	5,011
Sibir Energy PLC (a)	84,580	686
Sinclair Pharma PLC (a)	1,583,955	3,283
Sinosoft Technology PLC	4,573,900	1,213
Solomon Gold PLC (f)	1,824,300	771
SPI Lasers PLC (a)	565,800	2,546
Spice PLC	565,470	5,472
SR Pharma plc (a)	421,400	524
Stem Cell Sciences PLC (a)	716,649	655
Stratex International PLC	3,500,510	593
SubSea Resources PLC (a)	7,879,100	1,780
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	98
Synchronica PLC (a)	1,447,320	917
Tanfield Group PLC (a)	6,543,261	9,288
Target Resources PLC	1,020,000	812
Target Resources PLC warrants 7/12/08 (a)	1,020,000	80
Tersus Energy PLC (a)	1,350,122	703
Theratase PLC	1,725,000	1,712
Third Advance Value Realisation Co. Ltd. (a)	507,108	1,021
TMO Biotec (h)	10,000	1,365
Toledo Mining Corp. PLC (a)	1,608,144	4,107
Triple Plate Junction PLC (a)	1,539,200	643
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
UK Coal PLC	809,200	6,530
Vectura Group PLC (a)	2,489,400	4,255
Victoria Oil & Gas PLC (a)	1,316,900	1,358
Virotec International PLC (a)	3,411,132	871
William Ransom & Son PLC	2,512,470	2,493
York Pharma PLC (a)	1,070,000	2,418
Zenergy Power PLC (a)	922,000	2,310
ZincOx Resources PLC (a)	693,100	3,731
TOTAL UNITED KINGDOM		303,510
United States of America - 1.8%
121Media, Inc. (a)	644,900	12,607
Cyberview Technology, Inc. (a)(f)	996,527	4,454
Frontera Resources Corp. (a)	1,157,200	1,296
Frontier Mining Ltd. (a)(f)	6,771,600	2,229
Solar Integrated Technologies, Inc. (a)	1,345,573	2,194
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Spacelabs Healthcare, Inc. (a)	707,250	$ 1,000
UTEK Corp. (e)	22,500	246
XL TechGroup, Inc. (a)	1,329,250	5,902
TOTAL UNITED STATES OF AMERICA		29,928
TOTAL COMMON STOCKS (Cost $1,270,660)		1,641,628
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	577
Convertible Bonds - 0.3%
		Principal Amount (000s) (d)
Canada - 0.3%
Western Canadian Coal Corp. 7.5% 3/24/11 (d) (Cost $6,335)	CAD	7,354	5,249
Money Market Funds - 6.8%
		Shares
Fidelity Cash Central Fund, 5.35% (b)		55,013,167	55,013
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)		60,409,889	60,410
TOTAL MONEY MARKET FUNDS (Cost $115,423)			115,423
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,392,822)			1,762,877
NET OTHER ASSETS - (3.2)%			(55,263)
NET ASSETS - 100%			$ 1,707,614
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,112,000 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,761,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 6/14/08	8/4/06	$ 0
Security	Acquisition Date	Acquisition Cost (000s)
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$ 0
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 5/9/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/21/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Technology PLC	$ -	$ -	$ -	$ -	$ -
Advent Air Ltd.	2,948	-	-	50	3,832
Adwalker PLC	413	-	-	-	403
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	-	-	4,974
BioCare Solutions PLC	2,270	-	66	-	2,468
Bioprogress PLC	9,152	-	-	-	11,794
Cambrian Mining PLC	15,845	-	1,300	182	13,336
Centurion Electronics PLC	432	-	-	-	493
Corac Group PLC	3,538	-	-	-	3,695
CustomVis plc	134	715	-	-	972
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	4,454
DA Group PLC	1,236	-	337	-	991
Financial Payment Systems Ltd.	1,485	-	-	-	1,224
Frontier Mining Ltd.	1,808	-	-	-	2,229
Gasol PLC	1,257	-	-	-	-
Gemfields Resources PLC	5,589	-	1,002	-	-
GMA Resources PLC	3,939	-	2,433	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	-	-	2,705
Hydrodec Group PLC	8,231	-	-	-	6,652
ID Data PLC	925	-	808	-	-
Impact Holdings PLC	2,086	-	-	-	1,739
Inion OY	1,677	-	-	-	2,113
Interbulk Investments PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	-	4,802	-	-
Jubilee Platinum PLC	8,789	-	2,945	-	7,377
KimCor Diamonds PLC	1,185	-	25	-	946
Landround plc	188	197	-	-	422
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LTG Technologies PLC	$ 1,948	$ 340	$ -	$ -	$ 1,688
Metals Exploration PLC	2,126	-	-	-	2,015
MicroEmissive Displays	1,672	-	-	-	2,494
Mineral Commodities Ltd.	948	-	-	-	828
Motivcom PLC	3,085	-	186	-	3,738
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	598	-	1,651
Sarantel Group PLC Class A	677	463	-	-	1,094
Solomon Gold PLC	905	-	-	-	771
Starfield Resources, Inc.	3,247	-	-	-	3,154
SubSea Resources PLC	2,630	-	-	-	-
Tanzanite One Ltd.	9,086	-	-	-	8,388
Teleunit Spa	1,122	-	-	-	1,062
Toledo Mining Corp. PLC	3,742	-	-	-	-
Visual Defence, Inc.	2,673	-	116	-	1,927
Xceldiam Ltd.	1,946	-	-	-	2,999
Total	$ 152,656	$ 2,146	$ 28,039	$ 232	$ 104,628
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 822
Fidelity Securities Lending Cash Central Fund	310
Total	$ 1,132
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,420,017,000. Net unrealized appreciation aggregated $342,860,000, of which $486,157,000 related to appreciated investment securities and $143,297,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.102

AISC-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 11.8%
Allied Gold Ltd. (a)	11,880,000	$ 3,183
AMP Ltd.	377,100	3,066
Aristocrat Leisure Ltd.	93,300	1,167
Asx Ltd.	181,509	5,342
Austbrokers Holdings Ltd.	1,082,345	4,538
Australian Wealth Management Ltd.	1,419,387	3,075
Babcock & Brown Japan Property Trust	2,643,700	4,249
Babcock & Brown Ltd.	26,800	541
Billabong International Ltd.	291,000	3,692
Bradken Ltd.	818,695	5,550
Brambles Ltd. (a)	291,800	3,145
Cabcharge Australia Ltd.	41,000	319
Capital-XX Ltd.	2,262,572	4,423
Centamin Egypt Ltd. (a)	5,903,500	4,147
Cochlear Ltd.	122,100	5,352
Computershare Ltd.	1,092,272	7,769
David Jones Ltd.	424,100	1,488
Dominos Pizza Australia New Zealand Ltd.	2,778,220	7,960
Downer EDI Ltd.	811,557	4,153
Dwyka Diamonds Ltd. (a)	6,235,220	2,021
Elixir Petroleum Ltd. (a)	1,052,140	295
European Gas Ltd. (a)	1,673,600	923
Flexigroup Ltd. (a)	1,723,400	4,322
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	229
Hastie Group Ltd.	2,532,973	6,097
HFA Holdings Ltd.	2,035,100	3,319
IBT Education Ltd.	260,050	408
International Ferro Metals (a)	18,059,256	18,184
Invocare Ltd.	64,100	262
Iress Market Technology Ltd.	150,700	860
JB Hi-Fi Ltd. (e)	585,900	3,025
Jumbuck Entertainment Ltd. (a)	795,400	1,081
Kimberley Diamond Co. NL (a)(e)	809,300	515
McGuigan Simeon Wines Ltd.	148,221	419
Meo Australia Ltd. (a)	5,066,100	2,675
Metcash Ltd.	1,168,600	4,183
Mineral Commodities Ltd. (a)(f)	7,900,000	828
Mineral Deposits Ltd. (a)	2,463,500	3,061
Mintails Ltd. (a)	8,439,600	2,064
Monto Minerals Ltd. (a)	8,525,252	1,591
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	10
Mortgage Choice Ltd.	1,851,838	4,041
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Novera Energy Ltd. (a)	488,000	$ 594
Oakton Ltd.	184,615	674
Paladin Resources Ltd. (a)	1,365,200	9,191
Patties Food Ltd. (a)	836,800	1,443
Phosphagenics Ltd. (a)	9,040,000	2,211
QBE Insurance Group Ltd.	243,423	5,822
Reverse Corp. Ltd.	812,500	2,732
Rinker Group Ltd.	78,300	1,131
Roc Oil Co. Ltd. (United Kingdom) (a)	4,453,889	10,632
RP Data Ltd. (a)	1,211,300	1,768
SAI Global Ltd.	158,300	492
Seek Ltd.	1,307,939	6,378
SMS Management & Technology Ltd.	315,600	1,042
Summit Resources Ltd. (a)	673,820	1,768
Sylvania Resources Ltd. (a)	7,484,597	4,911
Sylvania Resources Ltd. (United Kingdom) (a)	4,923,630	3,265
Tanami Gold NL	19,652,484	1,908
United Group Ltd.	279,921	2,863
Woolworths Ltd.	373,526	6,889
WorleyParsons Ltd.	91,830	1,534
Wotif.com Holdings Ltd.	348,300	1,149
TOTAL AUSTRALIA		201,969
Austria - 0.3%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	106,900	5,169
Bermuda - 3.0%
Aquarius Platinum Ltd. (United Kingdom)	444,500	11,607
Hi Sun Technology (China) Ltd. (a)	2,379,000	841
Longcheer Holdings Ltd.	667,000	482
Peace Mark Holdings Ltd.	4,910,000	4,113
Petra Diamonds Ltd. (a)	2,502,406	7,203
Ports Design Ltd.	1,798,000	4,940
Qualipak International Holdings Ltd.	3,077,000	2,034
RC Group (Holdings) Ltd.	2,139,000	4,896
Sealift Ltd. (a)	477,000	1,280
Tanzanite One Ltd. (f)	5,808,701	8,388
Trefoil Ltd. (a)	385,100	2,345
Xceldiam Ltd. (a)(f)	3,318,255	2,999
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	187
TOTAL BERMUDA		51,315
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.5%
Albidon Ltd. unit (a)	1,469,000	$ 2,078
BDI Mining Corp. (a)(f)	8,728,890	4,974
Kalahari Energy (h)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		8,866
Canada - 3.2%
AirSea Lines (h)	1,862,300	1,214
AirSea Lines warrants 6/14/08 (a)(h)	1,862,300	0
Altius Minerals Corp. (a)	533,806	4,537
Antrim Energy, Inc. (a)	714,540	2,611
Antrim Energy, Inc. (United Kingdom) (a)	800,000	2,869
Bankers Petroleum Ltd. (a)	3,767,000	2,241
First Quantum Minerals Ltd.	79,311	4,208
Grove Energy Ltd. (a)	1,964,140	1,158
MagIndustries Corp. (a)	3,635,960	3,399
Oilexco, Inc. (a)	1,394,525	9,778
Platinum Group Metals Ltd. (a)	407,100	830
Rally Energy Corp. (a)	416,720	1,594
Rock Well Petroleum, Inc. (h)	770,400	982
Starfield Resources, Inc. (a)(f)	13,019,181	3,154
Starfield Resources, Inc.:
warrants 5/9/07 (a)(h)	1,313,025	1
warrants 1/21/08 (a)(h)	1,678,100	76
Stealth Ventures Ltd. (a)	966,500	1,249
Stealth Ventures Ltd. warrants 3/12/08 (a)(h)	483,250	109
StrataGold Corp. (a)	2,976,400	2,934
SXR Uranium One, Inc. (South Africa) (a)	475,740	6,186
Visual Defence, Inc. (a)(f)	5,603,400	1,927
Western Canadian Coal Corp.	1,554,418	2,748
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	921
TOTAL CANADA		54,726
Cayman Islands - 0.4%
Computime Group Ltd.	1,938,000	591
EcoGreen Fine Chemical Group Ltd.	2,514,000	641
Kingboard Chemical Holdings Ltd.	364,500	1,501
Modern Beauty Salon Holdings Ltd.	3,160,000	984
Prime Success International Group Ltd.	2,852,000	3,178
Solomon Systech International Ltd.	2,738,000	505
TOTAL CAYMAN ISLANDS		7,400
Common Stocks - continued
	Shares	Value (000s)
China - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	338,000	$ 1,141
BYD Co. Ltd. (H Shares) (a)	162,000	571
China International Marine Containers Co. Ltd. (B Shares)	803,400	1,672
China Mengniu Dairy Co. Ltd.	382,000	1,140
China Merchants Bank Co. Ltd. (H Shares) (a)	888,500	1,916
China Oilfield Services Ltd. (H Shares)	2,520,000	1,720
China Shipping Development Co. Ltd. (H Shares)	524,000	738
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	2,832,000	1,618
London Asia Chinese Private Equity Fund Ltd. (a)	473,800	1,080
Nine Dragons Paper (Holdings) Ltd.	479,000	814
Shenzhou International Group Holdings Ltd.	1,208,000	432
Sina Corp. (a)	42,400	1,517
Synear Food Holdings Ltd. (a)	466,000	552
Yantai Changyu Pioneer Wine Co. (B Shares)	226,210	1,075
TOTAL CHINA		15,986
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (h)	1,947,000	2,142
Marfin Popular Bank Public Co. (a)	173,665	1,892
TOTAL CYPRUS		4,034
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	533,600	22,756
Finland - 0.7%
Inion OY (a)(f)	3,740,300	2,113
Nokian Tyres Ltd.	348,000	6,876
Tekla Oyj (A Shares)	293,380	3,059
TOTAL FINLAND		12,048
France - 2.2%
BVRP Software SA (a)	98,706	2,419
Carbone Lorraine	27,400	1,580
EDF Energies Nouvelles SA	19,900	1,024
Electricite de France	90,900	6,332
Groupe Open SA (a)	2	0
Groupe Promeo	31,995	1,918
Guerbet SA	8,400	1,401
Icade SA	136,218	8,691
Tessi SA	43,953	3,036
Veolia Environnement	166,000	11,629
TOTAL FRANCE		38,030
Common Stocks - continued
	Shares	Value (000s)
Germany - 3.9%
Articon-Integralis AG (Reg.) (a)	195,779	$ 934
Deutz AG (a)(e)	951,500	14,696
E.ON AG	93,000	12,664
ElringKlinger AG	18,284	1,251
Fresenius Medical Care AG	108,100	14,441
Merck KGaA	18,831	2,196
Parsytec AG	153,836	1,464
Pfleiderer AG	164,259	5,247
PSI AG (a)	387,761	2,274
RWE AG	52,000	5,422
SGL Carbon AG (a)	200,700	5,041
TOTAL GERMANY		65,630
Greece - 1.0%
Fourlis Holdings SA	110,000	2,194
Hellenic Technodomiki Tev SA	165,300	2,292
Sarantis SA (Reg.)	1,159,018	11,692
TOTAL GREECE		16,178
Hong Kong - 1.2%
Bank of East Asia Ltd.	154,800	889
Cafe de Coral Holdings Ltd.	686,000	1,186
China Overseas Land & Investment Ltd.	1,348,000	1,490
China Power International Development Ltd.	3,699,000	2,004
Esprit Holdings Ltd.	246,000	2,494
Fairwood Holdings Ltd. (g)	878,500	1,112
Hang Lung Properties Ltd.	1,208,000	3,296
Li & Fung Ltd.	924,000	2,882
Midland Holdings Ltd.	434,000	267
Sa Sa International Holdings Ltd.	974,000	332
Tai Cheung Holdings Ltd.	900,000	572
Vtech Holdings Ltd.	474,000	2,923
Wing Lung Bank Ltd.	116,100	1,309
TOTAL HONG KONG		20,756
India - 0.2%
Aditya Birla Nuvo Ltd.	9,615	275
Deccan Chronicle Holdings Ltd.	19,000	374
Noida Toll Bridge Co. Ltd. GDR	454,051	1,771
Sobha Developers Ltd. (a)	22,169	494
TOTAL INDIA		2,914
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.1%
PT Bank Niaga Tbk	7,769,000	$ 768
PT Telkomunikasi Indonesia Tbk Series B	1,463,500	1,520
TOTAL INDONESIA		2,288
Ireland - 0.9%
Adwalker PLC (a)(f)	9,125,000	403
Celtic Resources Holdings PLC (a)	119,281	345
Glanbia PLC	1,115,500	4,871
Kenmare Resources PLC (a)	2,640,000	2,243
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	892
Petroceltic International PLC (a)(e)	13,644,934	3,753
Trinity Biotech PLC sponsored ADR (a)	227,325	2,069
Vimio PLC (a)	867,300	1,142
TOTAL IRELAND		15,718
Israel - 0.6%
Advanced Vision Technology Ltd. (a)	133,900	2,059
Israel Chemicals Ltd.	611,900	3,775
Leadcom Integrated Solutions	2,808,900	2,980
Metal-Tech Ltd.	485,000	1,420
MTI Wireless Edge Ltd.	705,128	630
TOTAL ISRAEL		10,864
Italy - 4.0%
Banca Italease Spa (e)	790,700	54,918
Bastogi Spa (a)	3,339,200	1,270
Enel S.p.A.	543,800	5,757
ERG Spa	109,100	2,423
Lottomatica Spa	58,540	2,387
Teleunit Spa (f)	12,719,158	1,062
TOTAL ITALY		67,817
Japan - 28.3%
Abc-Mart, Inc.	330,400	7,419
Access Co. Ltd. (a)	443	712
Advanced Media, Inc. (a)(e)	64	141
Aeon Fantasy Co. Ltd.	46,300	1,654
Ain Pharmaciez, Inc.	25,500	377
Alpen Co. Ltd.	23,900	594
Anritsu Corp. (e)	1,151,000	6,914
AOC Holdings, Inc.	59,000	948
AOI Electronics Co. Ltd.	66,100	1,454
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Ariake Japan Co. Ltd. (e)	67,300	$ 1,467
Asahi Diamond Industrial Co. Ltd.	194,000	1,397
Asics Corp.	43,000	496
Atlus Co. Ltd. (a)	31,700	177
Atrium Co. Ltd.	64,400	2,065
Axell Corp.	384	1,107
Bic Camera, Inc.	47	62
Bit-isle, Inc.	238	1,329
Bookoff Corp.	166,100	3,035
Brother Industries Ltd. (a)	404,000	5,621
C. Uyemura & Co. Ltd.	37,500	2,436
Cabin Co. Ltd.	195,000	808
Canon Fintech, Inc.	34,200	670
Casio Micronics Co. Ltd. (e)	118,400	1,056
Chiba Bank Ltd.	382,000	3,441
Chiyoda Corp.	119,000	2,500
Chuo Denki Kogyo Co. Ltd.	25,000	113
CMIC Co. Ltd. (e)	1,670	390
Create SD Co. Ltd.	55,300	994
Dai-ichi Seiko Co. Ltd. (a)	32,500	1,072
Daido Metal Co. Ltd. (a)(e)	657,000	4,344
Daido Steel Co. Ltd.	80,000	497
Daifuku Co. Ltd.	35,500	507
Daikokutenbussan Co. Ltd.	52,900	845
Daiseki Co. Ltd.	68,300	1,667
Daito Gyorui Co. Ltd.	200,000	421
Daiwa Securities Group, Inc.	132,000	1,614
Daiwabo Information System Ltd. (a)	202,500	2,760
Densei-Lambda KK (e)	96,600	1,597
Denyo Co. Ltd.	41,400	448
Descente Ltd.	183,000	849
E*TRADE Securities Co. Ltd.	790	1,139
Ebara Corp. (e)	260,000	1,090
Ebara-Udylite Co. Ltd.	8,700	265
Eiken Chemical Co. Ltd.	4,400	46
Elpida Memory, Inc. (a)(e)	179,000	7,757
Endo Lighting Corp.	158,500	1,395
EPS Co. Ltd.	1,465	4,127
Fast Retailing Co. Ltd.	42,900	3,388
Fujikura Ltd.	32,000	279
Furukawa Electric Co. Ltd.	816,000	5,531
Futaba Industrial Co. Ltd.	95,800	2,354
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Hamamatsu Photonics KK (a)	121,400	$ 3,591
Harmonic Drive Systems, Inc. (e)	483	2,613
Haseko Corp. (a)	734,500	2,830
Heiwa Real Estate Co. Ltd. (a)(e)	280,000	1,677
Hikari Tsushin, Inc.	227,100	10,632
Hioki EE Corp. (e)	27,000	745
Hiroshima Bank Ltd.	339,000	1,930
Hitachi Construction Machinery Co. Ltd. (a)	407,900	11,458
Hitachi Maxell Ltd. (a)(e)	119,000	1,849
Hokuriku Electric Industry (e)	739,000	2,027
Hokuto Corp.	160,100	2,812
Ibiden Co. Ltd.	28,500	1,415
Inpex Holdings, Inc.	197	1,613
Intelligence Ltd. (a)(e)	1,258	3,388
Intelligent Wave, Inc.	2,059	2,047
Iriso Electronics Co. Ltd. (e)	52,100	1,817
Ishihara Chemical Co. Ltd. (a)	32,200	640
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,581,000	5,934
Itochu Corp.	449,000	3,921
ITOCHU Techno-Solutions Corp.	93,000	4,701
Japan Steel Works Ltd.	382,000	3,165
Jastec Co. Ltd.	185,900	1,742
JGC Corp.	90,000	1,566
Joint Corp. (e)	27,200	996
JSR Corp.	58,700	1,396
Juroku Bank Ltd.	149,000	841
Kakaku.com, Inc. (e)	264	993
Kandenko Co. Ltd.	245,000	1,385
Kawasaki Heavy Industries Ltd. (e)	1,077,000	4,185
Kibun Food Chemifa Co. Ltd. (e)	68,200	772
Kimoto Co. Ltd.	50,400	323
Kitagawa Seiki Co. Ltd.	76,900	526
KK daVinci Advisors (a)	535	625
Kobayashi Pharmaceutical Co. Ltd.	91,400	3,499
Koito Manufacturing Co. Ltd. (a)	214,000	3,034
Konica Minolta Holdings, Inc.	172,000	2,346
Kubota Corp.	91,000	958
Kura Corp. Ltd.	4,580	10,360
Kurita Water Industries Ltd.	72,700	1,551
Link Theory Holdings Co. Ltd. (e)	102	187
Mandom Corp.	21,100	531
Mazda Motor Corp.	807,000	5,296
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Media Global Links Co. Ltd. (e)	648	$ 961
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	40,900	2,037
Micronics Japan Co. Ltd. (a)	149,600	5,467
Mitsuba Corp. (e)	260,000	2,279
Mitsubishi Gas Chemical Co., Inc.	237,000	2,523
Mitsubishi Rayon Co. Ltd. (a)	374,000	2,563
Mitsui Engineering & Shipbuilding Co.	449,000	1,555
Mitsui O.S.K. Lines Ltd.	364,000	3,788
Miyachi Corp.	60,600	1,147
Mori Seiki Co. Ltd.	112,000	2,450
Murata Manufacturing Co. Ltd. (a)	75,700	5,357
Nabtesco Corp.	111,000	1,411
Nachi-Fujikoshi Corp. (e)	875,000	4,575
Nafco Co. Ltd.	21,500	570
Namco Bandai Holdings, Inc.	67,800	978
NHK Spring Co. Ltd.	96,000	1,006
NIC Corp.	162,900	1,323
Nidec Copal Electronics Corp. (e)	112,200	706
Nidec Corp.	36,900	2,608
Nidec Sankyo Corp.	245,000	1,872
Nihon Ceratec Co. Ltd. (e)	122	308
Nihon Dempa Kogyo Co. Ltd. (e)	283,000	12,686
Nihon Trim Co. Ltd. (e)	193,500	8,241
Nihonwasou Holdings, Inc.	631	509
Nikkiso Co. Ltd.	255,000	1,952
Nikon Corp.	76,000	1,694
Nippon Carbon Co. Ltd.	143,000	564
Nippon Denko Co. Ltd. (e)	1,660,000	6,589
Nippon Paint Co. Ltd.	1,258,000	6,640
Nippon Seiki Co. Ltd.	634,000	14,709
Nissei Corp.	23,700	265
Nissin Kogyo Co. Ltd. (e)	737,400	19,858
Nitto Boseki Co. Ltd.	326,000	1,135
NOK Corp.	774,600	13,607
Noritake Co. Ltd.	241,000	1,224
NSK Ltd.	208,000	1,904
NTN Corp.	141,000	1,276
Obara Corp.	1,100	41
Oiles Corp.	56,400	1,393
Optex Co. Ltd.	35,280	728
Optoelectronics Co. Ltd.	33,500	650
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Otaki Gas Co. Ltd.	15,000	$ 76
Otsuka Corp. (e)	19,400	1,808
Pacific Metals Co. Ltd.	128,000	1,471
Phoenix Electric Co. Ltd.	80,700	412
Pigeon Corp. (e)	57,700	994
Produce Co. Ltd. (a)	305	1,799
Properst Co. Ltd. (a)(e)	173	1,849
Ray Corp.	158,300	312
Round One Corp.	2,649	7,134
Ryobi Ltd.	213,000	1,804
Saison Information Systems Co. Ltd.	91,500	977
Sakai Chemical Industry Co. Ltd.	55,000	322
Sammy NetWorks Co. Ltd. (e)	932	4,803
Sato Corp. (e)	168,400	3,335
Sawai Pharmaceutical Co. Ltd. (a)(e)	42,200	1,780
Sec Carbon Ltd.	9,000	114
Sega Sammy Holdings, Inc.	20,200	521
Sekisui Plastics Co. Ltd.	108,000	360
Seria Co. Ltd.	482	735
Shaddy Co. Ltd. (e)	118,900	1,458
Shibaura Electronics Co. Ltd.	119,400	2,236
Shikoku Chemicals Corp. (e)	88,000	578
Shimamura Co. Ltd.	11,800	1,214
Shin Nippon Biomedical Laboratories Ltd.	24,500	485
Shin-Kobe Electric Machinery Co. Ltd.	312,000	1,660
Shinohara Systems of Construction Co. Ltd. (a)(e)	288	441
Shizuki Electric Co., Inc.	339,000	1,331
SRI Sports Ltd. (a)	1,294	1,694
St. Marc Holdings Co. Ltd.	15,500	907
Star Micronics Co. Ltd.	214,700	4,474
Starbucks Coffee Japan Ltd.	2,853	1,418
Stella Chemifa Corp. (e)	19,600	693
Sumco Corp.	89,600	3,237
Sumitomo Corp.	356,300	5,527
Sumitomo Metal Industries Ltd.	693,000	2,940
Sumitomo Titanium Corp. (e)	12,600	1,367
Sumitomo Trust & Banking Co. Ltd.	160,000	1,712
Sun Frontier Fudousan Co. Ltd.	141	325
Sunx Ltd.	234,500	2,425
Suruga Corp.	21,100	1,588
Sysmex Corp.	70,500	2,675
T Rad Co. Ltd. (e)	304,000	1,388
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
T&D Holdings, Inc.	18,300	$ 1,233
Taiho Kogyo Co. Ltd.	72,700	852
Taisei Corp.	237,000	795
Taiyo Ink Manufacturing Co. Ltd.	48,400	2,691
Taiyo Kagaku	73,500	700
Taiyo Nippon Sanso Corp.	307,000	2,798
Takeuchi Manufacturing Co. Ltd.	10,000	480
Takiron Co. Ltd.	282,000	965
Telewave, Inc.	392	185
The First Energy Service Co. Ltd. (a)	151	135
The Goodwill Group, Inc.	1,817	1,656
THK Co. Ltd.	40,100	970
Toagosei Co. Ltd.	354,000	1,311
Tohcello Co. Ltd.	99,500	1,138
Tohoku Electric Power Co., Inc.	46,300	1,216
Tokai Carbon Co. Ltd. (e)	347,000	2,625
Token Corp. (e)	106,600	7,004
Tokyo Gas Co. Ltd. (e)	248,000	1,280
Tokyo Radiator Manufacturing Co. Ltd.	13,700	99
Tokyo Seimitsu Co. Ltd.	10,600	446
Tomen Devices Corp.	54,600	1,136
TonenGeneral Sekiyu KK (e)	122,000	1,241
Toray Industries, Inc.	157,000	1,193
Toshiba Machine Co. Ltd.	313,000	2,993
Trancom Co. Ltd.	70,200	1,399
Trend Micro, Inc.	47,500	1,299
Tyo Productions, Inc. (e)	85,500	265
Ulvac, Inc.	63,000	2,130
Unicom Group Holdings, Inc.	135,600	1,580
Usen Corp. (e)	62,680	635
Village Vanguard Co. Ltd. (e)	136	778
Wacom Co. Ltd.	173	517
Wiz Co. Ltd.	219	512
Yachiyo Industry Co. Ltd.	64,200	1,569
Yamada Denki Co. Ltd.	61,550	5,110
Yamaha Motor Co. Ltd.	57,200	1,773
Yaskawa Electric Corp. (e)	441,000	5,083
Yokogawa Electric Corp.	163,900	2,671
Yonkyu Co. Ltd.	90,700	988
Yoshimoto Kogyo Co. Ltd.	44,400	800
TOTAL JAPAN		483,065
Common Stocks - continued
	Shares	Value (000s)
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	49,600	$ 1,171
Korea (South) - 0.5%
LG Dacom Corp.	54,910	1,238
LG Household & Health Care Ltd.	18,830	2,270
NHN Corp.	5,675	751
Nice e-Banking Services (a)	8,861	329
Sung Kwang Bend Co. Ltd.	170,801	1,403
Taewoong Co. Ltd.	47,211	1,449
YBM Sisa.com, Inc.	44,849	839
TOTAL KOREA (SOUTH)		8,279
Luxembourg - 0.3%
SES Global SA FDR (France) unit	290,300	5,051
Malaysia - 0.0%
KNM Group BHD	156,700	479
Malta - 0.3%
Unibet Group plc unit	214,356	5,768
Netherlands - 0.4%
Engel East Europe NV	1,448,532	4,354
Tele Atlas NV (Netherlands) (a)	105,000	2,187
TOTAL NETHERLANDS		6,541
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	1,355,139	3,958
Freightways Ltd.	291,466	950
Sky City Entertainment Group Ltd.	1,019,723	3,779
TOTAL NEW ZEALAND		8,687
Norway - 2.0%
Aker Kvaerner ASA	22,550	2,548
Eitzen Maritime Services ASA (a)	68,425	26
Hafslund ASA (B Shares)	172,870	3,809
Pertra AS (A Shares) (a)	175,642	2,167
ProSafe ASA	455,050	7,117
Schibsted ASA (B Shares)	48,600	2,025
Songa Offshore ASA (a)	389,186	3,508
Stepstone ASA (a)	5,212,154	12,362
TOTAL NORWAY		33,562
Oman - 0.1%
BankMuscat SAOG sponsored GDR	144,500	1,857
Common Stocks - continued
	Shares	Value (000s)
Papua New Guinea - 0.0%
Lihir Gold Ltd. (a)	276,700	$ 664
Russia - 0.1%
Sistema-Hals JSC unit (a)	91,600	1,168
Singapore - 3.0%
Advent Air Ltd. (f)	14,719,299	3,832
Banyan Tree Holdings Ltd.	2,220,000	2,371
CapitaMall Trust	746,000	1,574
China Energy Ltd.	623,949	557
Cosco Corp. Singapore Ltd.	4,573,000	8,040
CSE Global Ltd.	2,135,000	1,766
F J Benjamin Holdings Ltd.	2,892,000	1,347
HTL International Holdings Ltd.	462,375	304
Hyflux Ltd.	327,000	590
Keppel Corp. Ltd.	142,000	1,655
Keppel Land Ltd.	675,000	3,297
Mapletree Logistics Trust (REIT)	1,493,000	1,206
Olam International Ltd.	714,000	916
Osim International Ltd.	1,771,000	1,511
Overseas Union Enterprises Ltd.	79,000	674
Parkway Holdings Ltd.	2,855,300	6,024
SembCorp Marine Ltd.	375,000	825
SIA Engineering Co. Ltd.	1,455,000	4,396
Uol Group Ltd.	1,827,000	6,068
Wing Tai Holdings Ltd.	809,000	1,317
Yanlord Land Group Ltd.	1,466,000	2,205
TOTAL SINGAPORE		50,475
South Africa - 2.2%
Barnard Jacobs Mellet Holdings Ltd.	2,661,840	2,211
MTN Group Ltd.	377,102	4,527
Steinhoff International Holdings Ltd.	6,659,732	22,961
Telkom SA Ltd.	146,300	3,262
Wilson Bayly Holmes-Ovcon Ltd.	446,856	4,857
TOTAL SOUTH AFRICA		37,818
Sweden - 1.4%
Hexagon AB (B Shares)	239,511	9,787
Modern Times Group AB (MTG) (B Shares)	227,750	14,402
TOTAL SWEDEN		24,189
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.5%
Actelion Ltd. (Reg.) (a)	16,588	$ 4,034
Bucher Industries AG	15,811	1,894
Sulzer AG (Reg.)	2,070	2,931
TOTAL SWITZERLAND		8,859
Taiwan - 0.2%
China Life Insurance Co. Ltd. (a)	3,063,000	1,651
Sinyi Realty, Inc.	746,000	1,924
TOTAL TAIWAN		3,575
Thailand - 0.1%
Robinson Department Store PCL (For. Reg.) (a)	2,798,500	886
Total Access Communication PCL (a)	169,100	703
TOTAL THAILAND		1,589
Turkey - 0.1%
Dogan Gazetecilik AS (a)	555,748	929
United Kingdom - 17.8%
Accsys Technologies PLC (a)	500,000	1,347
Accuma Group PLC (a)	955,000	1,548
ADVFN PLC (a)	19,750,780	1,019
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(e)	6,926,010	7,484
African Consolidated Resources PLC	7,758,334	1,486
African Copper PLC (a)	1,677,884	1,797
Air Partner PLC	45,000	723
Alliance Pharma PLC (a)	7,984,200	1,961
Alterian PLC (a)	1,020,800	2,457
Ambrian Capital PLC	1,457,800	1,547
Amlin PLC	206,973	1,240
Anglo Asian Mining PLC (a)	4,744,400	1,398
Angus & Ross PLC (a)	1,800,000	513
Appian Technology PLC (a)	4,869,178	1,387
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	302
Ascent Resources PLC (a)	9,263,100	2,593
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	138
Atrium Underwriting PLC	257,060	1,293
Autoclenz Holdings PLC	198,230	411
Baltic Oil Terminals PLC	1,758,000	6,321
Belitung Zinc Corp. PLC (h)	7,435,490	1,461
BioCare Solutions PLC (f)	5,024,670	2,468
Bioprogress PLC (a)(f)	8,454,910	11,794
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Blackstar Investors PLC	2,820,000	$ 5,928
Block Shield Corp. PLC (a)	1,103,400	2,168
BowLeven PLC (a)	511,060	2,056
Cambrian Mining PLC (f)	5,826,141	13,336
Camco International Ltd.	868,900	913
CareCapital Group PLC	1,797,500	1,007
Celsis International PLC (a)	788,248	3,523
CeNeS Pharmaceuticals plc (a)	1,095,708	164
Central African Mining & Exploration Co. PLC (a)	6,953,209	6,421
Centurion Electronics PLC (a)(f)	880,024	493
Clapham House Group PLC (a)	494,150	3,267
Cobra Biomanufacturing PLC (a)	396,900	413
Coffeeheaven International PLC (a)	2,972,840	2,439
Corac Group PLC (a)(f)	5,224,104	3,695
Countermine PLC (h)	4,939	250
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis plc (a)(f)	8,417,536	972
DA Group PLC (a)(f)	1,382,065	991
Datacash Group PLC	720,000	2,776
Dominion Energy PLC (a)	10,531,300	1,241
Eclipse Energy Co. Ltd. (h)	102,000	1,503
Econergy International PLC	240,170	415
Emerald Energy PLC (a)	552,500	2,052
EnCore Oil PLC (a)	1,065,530	476
Europa Oil & Gas Holdings PLC (a)	1,000,000	467
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	29
Faroe Petroleum PLC (a)	641,516	1,279
Financial Payment Systems Ltd. (a)(f)	7,787,504	1,224
Flomerics Group PLC	449,658	839
Forum Energy PLC (a)	800,270	1,164
Gasol PLC (a)	7,750,800	914
Gemfields Resources PLC (a)	5,134,200	3,934
Global Coal Management PLC (a)	1,478,451	2,963
GMA Resources PLC (a)	7,246,083	1,602
Gyrus Group PLC (a)	486,400	3,897
Hallin Marine Subsea International PLC	1,047,700	1,235
Hardide Ltd. (a)	6,848,580	1,295
Healthcare Enterprise Group PLC (a)(f)	23,947,186	2,705
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	83
Hot Tuna International PLC (a)	2,349,400	762
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	0
Hydrodec Group PLC (a)(f)	13,277,286	6,652
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
ID Data PLC (a)	24,350,500	$ 359
Ideal Shopping Direct PLC	661,592	2,639
Impact Holdings PLC (a)(f)	10,414,000	1,739
Indago Petroleum Ltd. (a)	1,788,646	1,740
Inova Holding PLC	1,443,461	532
International Con Minerals Ltd. (a)(h)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(h)	1,329,982	0
Intertek Group PLC	94,110	1,586
iomart Group PLC	2,037,940	3,383
IPSA Group PLC (a)	2,184,605	2,468
Irvine Energy PLC (a)	12,895,900	538
ITE Group PLC	2,116,540	6,446
ITM Power PLC (a)	2,411,500	6,041
Jubilee Platinum PLC (a)(f)	4,693,503	7,377
Kalahari Minerals PLC	3,563,200	1,890
KBC Advanced Technologies PLC (a)	917,600	928
Keronite PLC (a)(h)	13,620,267	1,606
KimCor Diamonds PLC (f)	4,185,000	946
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	193
Landround plc (a)(f)	858,600	422
Landround plc warrants 12/11/09 (a)(h)	166,666	49
Lansdowne Oil & Gas PLC	907,620	1,070
Lawrence PLC	854,475	4,315
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	56
LTG Technologies PLC (a)(f)	22,912,152	1,688
Max Petroleum PLC (a)(e)	11,461,320	18,803
Metals Exploration PLC (a)(f)	3,945,316	2,015
MicroEmissive Displays (a)(f)	3,022,300	2,494
Motivcom PLC (f)	1,820,500	3,738
NeutraHealth PLC (a)	4,372,700	967
Oystertec PLC (a)	7,009,687	0
Peninsular Gold Ltd. (a)	325,000	246
PetroLatina Energy PLC (a)	4,545,755	2,188
PetroLatina Energy PLC warrants 4/30/07 (a)	2,279,573	7
Pilat Media Global PLC (a)	1,026,000	1,643
Plethora Solutions Holdings PLC (a)	431,818	1,506
Proteome Sciences PLC (a)	780,842	759
Pureprofile Media PLC (a)(h)	1,108,572	1,089
Pursuit Dynamics PLC (a)	666,667	1,582
Rambler Metals & Mining PLC (a)	1,300,000	1,175
Rheochem PLC (a)(f)	5,603,300	1,651
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rheochem PLC warrants 12/21/07 (a)	4,364,150	$ 124
Sarantel Group PLC Class A (a)(f)	3,479,400	1,094
Scottish & Southern Energy PLC	209,000	6,143
SDL PLC (a)	948,100	5,011
Sibir Energy PLC (a)	84,580	686
Sinclair Pharma PLC (a)	1,583,955	3,283
Sinosoft Technology PLC	4,573,900	1,213
Solomon Gold PLC (f)	1,824,300	771
SPI Lasers PLC (a)	565,800	2,546
Spice PLC	565,470	5,472
SR Pharma plc (a)	421,400	524
Stem Cell Sciences PLC (a)	716,649	655
Stratex International PLC	3,500,510	593
SubSea Resources PLC (a)	7,879,100	1,780
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	98
Synchronica PLC (a)	1,447,320	917
Tanfield Group PLC (a)	6,543,261	9,288
Target Resources PLC	1,020,000	812
Target Resources PLC warrants 7/12/08 (a)	1,020,000	80
Tersus Energy PLC (a)	1,350,122	703
Theratase PLC	1,725,000	1,712
Third Advance Value Realisation Co. Ltd. (a)	507,108	1,021
TMO Biotec (h)	10,000	1,365
Toledo Mining Corp. PLC (a)	1,608,144	4,107
Triple Plate Junction PLC (a)	1,539,200	643
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
UK Coal PLC	809,200	6,530
Vectura Group PLC (a)	2,489,400	4,255
Victoria Oil & Gas PLC (a)	1,316,900	1,358
Virotec International PLC (a)	3,411,132	871
William Ransom & Son PLC	2,512,470	2,493
York Pharma PLC (a)	1,070,000	2,418
Zenergy Power PLC (a)	922,000	2,310
ZincOx Resources PLC (a)	693,100	3,731
TOTAL UNITED KINGDOM		303,510
United States of America - 1.8%
121Media, Inc. (a)	644,900	12,607
Cyberview Technology, Inc. (a)(f)	996,527	4,454
Frontera Resources Corp. (a)	1,157,200	1,296
Frontier Mining Ltd. (a)(f)	6,771,600	2,229
Solar Integrated Technologies, Inc. (a)	1,345,573	2,194
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Spacelabs Healthcare, Inc. (a)	707,250	$ 1,000
UTEK Corp. (e)	22,500	246
XL TechGroup, Inc. (a)	1,329,250	5,902
TOTAL UNITED STATES OF AMERICA		29,928
TOTAL COMMON STOCKS (Cost $1,270,660)		1,641,628
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	577
Convertible Bonds - 0.3%
		Principal Amount (000s) (d)
Canada - 0.3%
Western Canadian Coal Corp. 7.5% 3/24/11 (d) (Cost $6,335)	CAD	7,354	5,249
Money Market Funds - 6.8%
		Shares
Fidelity Cash Central Fund, 5.35% (b)		55,013,167	55,013
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)		60,409,889	60,410
TOTAL MONEY MARKET FUNDS (Cost $115,423)			115,423
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,392,822)			1,762,877
NET OTHER ASSETS - (3.2)%			(55,263)
NET ASSETS - 100%			$ 1,707,614
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,112,000 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,761,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 6/14/08	8/4/06	$ 0
Security	Acquisition Date	Acquisition Cost (000s)
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$ 0
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 5/9/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/21/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Technology PLC	$ -	$ -	$ -	$ -	$ -
Advent Air Ltd.	2,948	-	-	50	3,832
Adwalker PLC	413	-	-	-	403
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	-	-	4,974
BioCare Solutions PLC	2,270	-	66	-	2,468
Bioprogress PLC	9,152	-	-	-	11,794
Cambrian Mining PLC	15,845	-	1,300	182	13,336
Centurion Electronics PLC	432	-	-	-	493
Corac Group PLC	3,538	-	-	-	3,695
CustomVis plc	134	715	-	-	972
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	4,454
DA Group PLC	1,236	-	337	-	991
Financial Payment Systems Ltd.	1,485	-	-	-	1,224
Frontier Mining Ltd.	1,808	-	-	-	2,229
Gasol PLC	1,257	-	-	-	-
Gemfields Resources PLC	5,589	-	1,002	-	-
GMA Resources PLC	3,939	-	2,433	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	-	-	2,705
Hydrodec Group PLC	8,231	-	-	-	6,652
ID Data PLC	925	-	808	-	-
Impact Holdings PLC	2,086	-	-	-	1,739
Inion OY	1,677	-	-	-	2,113
Interbulk Investments PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	-	4,802	-	-
Jubilee Platinum PLC	8,789	-	2,945	-	7,377
KimCor Diamonds PLC	1,185	-	25	-	946
Landround plc	188	197	-	-	422
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LTG Technologies PLC	$ 1,948	$ 340	$ -	$ -	$ 1,688
Metals Exploration PLC	2,126	-	-	-	2,015
MicroEmissive Displays	1,672	-	-	-	2,494
Mineral Commodities Ltd.	948	-	-	-	828
Motivcom PLC	3,085	-	186	-	3,738
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	598	-	1,651
Sarantel Group PLC Class A	677	463	-	-	1,094
Solomon Gold PLC	905	-	-	-	771
Starfield Resources, Inc.	3,247	-	-	-	3,154
SubSea Resources PLC	2,630	-	-	-	-
Tanzanite One Ltd.	9,086	-	-	-	8,388
Teleunit Spa	1,122	-	-	-	1,062
Toledo Mining Corp. PLC	3,742	-	-	-	-
Visual Defence, Inc.	2,673	-	116	-	1,927
Xceldiam Ltd.	1,946	-	-	-	2,999
Total	$ 152,656	$ 2,146	$ 28,039	$ 232	$ 104,628
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 822
Fidelity Securities Lending Cash Central Fund	310
Total	$ 1,132
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,420,017,000. Net unrealized appreciation aggregated $342,860,000, of which $486,157,000 related to appreciated investment securities and $143,297,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

January 31, 2007

1.827842.101

ILS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 4.0%
Babcock & Brown Ltd.	590,000	$ 11,911,510
CSL Ltd.	101,453	5,469,574
Downer EDI Ltd.	2,500,000	12,792,837
Oxiana Ltd.	6,340,600	13,785,732
United Group Ltd.	1,141,308	11,671,592
TOTAL AUSTRALIA		55,631,245
Austria - 0.5%
Andritz AG	30,974	6,661,044
Bermuda - 0.3%
Sinofert Holdings Ltd.	8,000,000	3,729,747
Brazil - 1.4%
Cosan SA Industria E Comercio (a)	1,070,000	20,326,499
Cayman Islands - 2.0%
Himax Technologies, Inc. sponsored ADR	3,144,500	16,068,395
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	340,000	12,512,000
TOTAL CAYMAN ISLANDS		28,580,395
China - 2.6%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,565,696	15,171,594
Comba Telecom Systems Holdings Ltd.	17,268,000	6,635,158
First Tractor Co. Ltd. (H Shares) (a)	1,630,000	670,163
Global Bio-Chem Technology Group Co. Ltd.	33,633,300	9,735,672
ZTE Corp. (H Shares)	1,099,000	4,954,825
TOTAL CHINA		37,167,412
Finland - 1.6%
KCI Konecranes Oyj	379,000	12,220,809
Metso Corp.	200,900	10,641,300
TOTAL FINLAND		22,862,109
France - 5.7%
Alstom SA (a)	65,062	7,945,625
Compagnie des Machines Bull SA (a)	500,000	3,701,514
Compagnie Generale de Geophysique SA (a)	40,902	8,119,055
Neopost SA	148,400	19,090,272
Nexans SA	45,000	6,140,733
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	969,501	28,456,252
Vallourec SA	23,300	6,021,985
TOTAL FRANCE		79,475,436
Common Stocks - continued
	Shares	Value
Germany - 11.2%
Demag Cranes AG	560,000	$ 34,815,085
Deutz AG (a)(d)	1,342,962	20,741,642
Kontron AG	250,000	4,040,385
MG Technologies AG	1,169,800	27,138,927
MTU Aero Engines Holding AG	289,350	15,382,901
Q-Cells AG (d)	353,800	18,306,672
SGL Carbon AG (a)	358,908	9,014,173
SolarWorld AG (d)	236,000	18,326,248
Wacker Chemie AG	57,200	9,199,670
TOTAL GERMANY		156,965,703
Greece - 1.3%
Bank of Piraeus	332,950	11,942,314
Hellenic Technodomiki Tev SA	500,000	6,933,822
TOTAL GREECE		18,876,136
India - 0.7%
Aurobindo Pharma Ltd.	221,059	3,601,236
Bajaj Hindusthan Ltd.	1,610,000	6,154,378
TOTAL INDIA		9,755,614
Italy - 3.7%
Banca Italease Spa	339,240	23,562,091
Eurotech Spa (a)(d)	400,000	4,605,518
Impregilo Spa (a)	1,200,000	7,291,461
Lottomatica Spa	270,000	11,007,573
Nice Spa	670,200	5,750,285
TOTAL ITALY		52,216,928
Japan - 27.6%
Acca Networks Co. Ltd. (a)(d)	2,661	4,872,859
Air Water, Inc. (d)	941,000	10,253,263
Asics Corp.	1,073,000	12,367,262
Asset Managers Co. Ltd. (d)	4,916	10,835,282
Atrium Co. Ltd.	379,200	12,159,788
Dainippon Screen Manufacturing Co. Ltd.	516,000	4,442,342
Furukawa Electric Co. Ltd.	1,038,000	7,035,539
Haseko Corp. (a)	1,451,000	5,590,711
Ichiyoshi Securities Co. Ltd.	657,200	10,335,714
Intelligence Ltd. (a)(d)	2,882	7,761,114
Intelligent Wave, Inc.	7,474	7,431,578
Japan Asia Investment Co. Ltd.	500,000	3,364,130
Japan General Estate Co. Ltd.	609,400	16,814,865
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Steel Works Ltd. (d)	865,000	$ 7,167,419
Joint Corp. (d)	378,600	13,865,949
Kajima Corp.	500,000	2,311,803
Kenedix, Inc. (d)	2,500	11,994,034
KK daVinci Advisors (a)(d)	18,098	21,144,451
Kurita Water Industries Ltd.	300,000	6,400,961
Miraial Co. Ltd. (d)	49,400	5,239,425
Nabtesco Corp.	488,000	6,202,859
NGK Insulators Ltd.	387,000	5,858,632
Nidec Corp.	163,000	11,520,819
Nikko Cordial Corp.	347,000	3,024,537
Nintendo Co. Ltd.	78,100	23,038,158
Nippon Electric Glass Co. Ltd.	437,000	10,428,471
OMC Card, Inc. (d)	1,014,600	7,272,064
Organo Corp.	641,000	7,154,386
ORIX Corp.	45,760	13,119,244
Risa Partners, Inc. (d)	1,073	5,307,876
SBI Holdings, Inc.	35,000	13,558,023
SHIMIZU Corp.	500,000	2,692,961
Sohgo Security Services Co., Ltd.	145,200	2,833,376
Sojitz Corp. (a)(d)	2,200,000	7,783,900
Sparx Group Co. Ltd. (d)	10,122	9,141,965
Sumco Corp.	357,200	12,904,603
Sumitomo Osaka Cement Co. Ltd.	1,000,000	3,678,999
The Sumitomo Warehouse Co. Ltd.	238,000	1,865,584
Toho Tenax Co. Ltd. (a)(d)	1,262,000	8,062,328
Tokai Carbon Co. Ltd. (d)	500,000	3,782,575
Tokuyama Corp. (d)	1,108,000	17,765,091
Tokyo Tatemono Co. Ltd.	500,000	6,073,663
Toray Industries, Inc.	1,064,000	8,084,584
Urban Corp.	416,700	6,663,885
Wacom Co. Ltd. (d)	1,200	3,589,510
Zenrin Co. Ltd.	130,000	4,265,650
TOTAL JAPAN		387,062,232
Luxembourg - 0.9%
Acergy SA (a)	670,400	12,999,223
Netherlands - 3.5%
Koninklijke Wessanen NV (d)	917,015	12,669,030
Nutreco Holding NV	266,000	18,322,625
Common Stocks - continued
	Shares	Value
Netherlands - continued
QIAGEN NV (a)	555,000	$ 9,584,850
Tele Atlas NV (Netherlands) (a)	408,200	8,501,799
TOTAL NETHERLANDS		49,078,304
Norway - 6.0%
Aker Kvaerner ASA	73,500	8,303,754
Cermaq ASA	1,216,000	19,681,263
Norwegian Property ASA	358,200	4,032,459
PAN Fish ASA (a)(d)	21,499,000	23,014,033
Petroleum Geo-Services ASA (a)	531,600	12,416,281
ProSafe ASA (d)	665,000	10,400,865
TGS Nopec Geophysical Co. ASA (a)	300,000	6,117,543
TOTAL NORWAY		83,966,198
Papua New Guinea - 1.5%
Lihir Gold Ltd. (a)	6,861,900	16,464,340
Lihir Gold Ltd. sponsored ADR (a)	170,000	4,190,500
TOTAL PAPUA NEW GUINEA		20,654,840
Singapore - 1.1%
GigaMedia Ltd. (a)	1,250,000	14,837,500
South Africa - 0.4%
Gold Fields Ltd.	314,600	5,313,594
Spain - 2.9%
Abengoa SA	525,324	20,437,729
Grifols SA	1,332,380	20,404,550
TOTAL SPAIN		40,842,279
Sweden - 2.8%
Axfood AB	185,000	6,947,482
Bergman & Beving AB (B Shares)	315,000	9,223,381
Lindex AB (d)	780,000	10,717,986
Modern Times Group AB (MTG) (B Shares)	193,100	12,211,144
TOTAL SWEDEN		39,099,993
Switzerland - 0.4%
Cytos Biotechnology AG (a)	52,850	5,842,714
Taiwan - 2.4%
Macronix International Co. Ltd. (a)	14,630,000	5,953,837
Motech Industries, Inc.	588,000	8,428,827
Common Stocks - continued
	Shares	Value
Taiwan - continued
PixArt Imaging, Inc.	867,000	$ 12,164,910
Prime View International Co. Ltd. (a)	13,930,000	6,768,913
TOTAL TAIWAN		33,316,487
United Kingdom - 6.6%
ARM Holdings PLC sponsored ADR	1,000,000	7,240,000
Autonomy Corp. PLC (a)	600,000	6,955,215
Clipper Windpower PLC (a)	683,000	7,803,289
CSR PLC (a)	1,070,000	14,316,544
Michael Page International PLC	869,827	8,160,440
Optos PLC	1,312,400	5,698,569
Premier Foods PLC	1,000,000	6,188,962
Renovo Group PLC	6,901,363	26,576,528
Xansa PLC	5,550,782	9,079,161
TOTAL UNITED KINGDOM		92,018,708
United States of America - 8.5%
AGCO Corp. (a)	540,000	18,343,800
Chiquita Brands International, Inc. (d)	1,080,000	17,139,600
Level 3 Communications, Inc. (a)	1,844,600	11,454,966
NII Holdings, Inc. (a)	116,800	8,619,840
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	687,000	15,993,360
Titanium Metals Corp.	1,193,614	36,811,057
Whole Foods Market, Inc.	270,000	11,661,300
TOTAL UNITED STATES OF AMERICA		120,023,923
TOTAL COMMON STOCKS (Cost $1,144,817,225)		1,397,304,263
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 5.35% (b)	10,379,025	10,379,025
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	130,824,864	130,824,864
TOTAL MONEY MARKET FUNDS (Cost $141,203,889)		141,203,889
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $1,286,021,114)		1,538,508,152
NET OTHER ASSETS - (9.7)%		(135,950,718)
NET ASSETS - 100%		$ 1,402,557,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 244,483
Fidelity Securities Lending Cash Central Fund	631,447
Total	$ 875,930
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,290,208,294. Net unrealized appreciation aggregated $248,299,858, of which $285,521,562 related to appreciated investment securities and $37,221,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.101

AILS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 4.0%
Babcock & Brown Ltd.	590,000	$ 11,911,510
CSL Ltd.	101,453	5,469,574
Downer EDI Ltd.	2,500,000	12,792,837
Oxiana Ltd.	6,340,600	13,785,732
United Group Ltd.	1,141,308	11,671,592
TOTAL AUSTRALIA		55,631,245
Austria - 0.5%
Andritz AG	30,974	6,661,044
Bermuda - 0.3%
Sinofert Holdings Ltd.	8,000,000	3,729,747
Brazil - 1.4%
Cosan SA Industria E Comercio (a)	1,070,000	20,326,499
Cayman Islands - 2.0%
Himax Technologies, Inc. sponsored ADR	3,144,500	16,068,395
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	340,000	12,512,000
TOTAL CAYMAN ISLANDS		28,580,395
China - 2.6%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,565,696	15,171,594
Comba Telecom Systems Holdings Ltd.	17,268,000	6,635,158
First Tractor Co. Ltd. (H Shares) (a)	1,630,000	670,163
Global Bio-Chem Technology Group Co. Ltd.	33,633,300	9,735,672
ZTE Corp. (H Shares)	1,099,000	4,954,825
TOTAL CHINA		37,167,412
Finland - 1.6%
KCI Konecranes Oyj	379,000	12,220,809
Metso Corp.	200,900	10,641,300
TOTAL FINLAND		22,862,109
France - 5.7%
Alstom SA (a)	65,062	7,945,625
Compagnie des Machines Bull SA (a)	500,000	3,701,514
Compagnie Generale de Geophysique SA (a)	40,902	8,119,055
Neopost SA	148,400	19,090,272
Nexans SA	45,000	6,140,733
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	969,501	28,456,252
Vallourec SA	23,300	6,021,985
TOTAL FRANCE		79,475,436
Common Stocks - continued
	Shares	Value
Germany - 11.2%
Demag Cranes AG	560,000	$ 34,815,085
Deutz AG (a)(d)	1,342,962	20,741,642
Kontron AG	250,000	4,040,385
MG Technologies AG	1,169,800	27,138,927
MTU Aero Engines Holding AG	289,350	15,382,901
Q-Cells AG (d)	353,800	18,306,672
SGL Carbon AG (a)	358,908	9,014,173
SolarWorld AG (d)	236,000	18,326,248
Wacker Chemie AG	57,200	9,199,670
TOTAL GERMANY		156,965,703
Greece - 1.3%
Bank of Piraeus	332,950	11,942,314
Hellenic Technodomiki Tev SA	500,000	6,933,822
TOTAL GREECE		18,876,136
India - 0.7%
Aurobindo Pharma Ltd.	221,059	3,601,236
Bajaj Hindusthan Ltd.	1,610,000	6,154,378
TOTAL INDIA		9,755,614
Italy - 3.7%
Banca Italease Spa	339,240	23,562,091
Eurotech Spa (a)(d)	400,000	4,605,518
Impregilo Spa (a)	1,200,000	7,291,461
Lottomatica Spa	270,000	11,007,573
Nice Spa	670,200	5,750,285
TOTAL ITALY		52,216,928
Japan - 27.6%
Acca Networks Co. Ltd. (a)(d)	2,661	4,872,859
Air Water, Inc. (d)	941,000	10,253,263
Asics Corp.	1,073,000	12,367,262
Asset Managers Co. Ltd. (d)	4,916	10,835,282
Atrium Co. Ltd.	379,200	12,159,788
Dainippon Screen Manufacturing Co. Ltd.	516,000	4,442,342
Furukawa Electric Co. Ltd.	1,038,000	7,035,539
Haseko Corp. (a)	1,451,000	5,590,711
Ichiyoshi Securities Co. Ltd.	657,200	10,335,714
Intelligence Ltd. (a)(d)	2,882	7,761,114
Intelligent Wave, Inc.	7,474	7,431,578
Japan Asia Investment Co. Ltd.	500,000	3,364,130
Japan General Estate Co. Ltd.	609,400	16,814,865
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Steel Works Ltd. (d)	865,000	$ 7,167,419
Joint Corp. (d)	378,600	13,865,949
Kajima Corp.	500,000	2,311,803
Kenedix, Inc. (d)	2,500	11,994,034
KK daVinci Advisors (a)(d)	18,098	21,144,451
Kurita Water Industries Ltd.	300,000	6,400,961
Miraial Co. Ltd. (d)	49,400	5,239,425
Nabtesco Corp.	488,000	6,202,859
NGK Insulators Ltd.	387,000	5,858,632
Nidec Corp.	163,000	11,520,819
Nikko Cordial Corp.	347,000	3,024,537
Nintendo Co. Ltd.	78,100	23,038,158
Nippon Electric Glass Co. Ltd.	437,000	10,428,471
OMC Card, Inc. (d)	1,014,600	7,272,064
Organo Corp.	641,000	7,154,386
ORIX Corp.	45,760	13,119,244
Risa Partners, Inc. (d)	1,073	5,307,876
SBI Holdings, Inc.	35,000	13,558,023
SHIMIZU Corp.	500,000	2,692,961
Sohgo Security Services Co., Ltd.	145,200	2,833,376
Sojitz Corp. (a)(d)	2,200,000	7,783,900
Sparx Group Co. Ltd. (d)	10,122	9,141,965
Sumco Corp.	357,200	12,904,603
Sumitomo Osaka Cement Co. Ltd.	1,000,000	3,678,999
The Sumitomo Warehouse Co. Ltd.	238,000	1,865,584
Toho Tenax Co. Ltd. (a)(d)	1,262,000	8,062,328
Tokai Carbon Co. Ltd. (d)	500,000	3,782,575
Tokuyama Corp. (d)	1,108,000	17,765,091
Tokyo Tatemono Co. Ltd.	500,000	6,073,663
Toray Industries, Inc.	1,064,000	8,084,584
Urban Corp.	416,700	6,663,885
Wacom Co. Ltd. (d)	1,200	3,589,510
Zenrin Co. Ltd.	130,000	4,265,650
TOTAL JAPAN		387,062,232
Luxembourg - 0.9%
Acergy SA (a)	670,400	12,999,223
Netherlands - 3.5%
Koninklijke Wessanen NV (d)	917,015	12,669,030
Nutreco Holding NV	266,000	18,322,625
Common Stocks - continued
	Shares	Value
Netherlands - continued
QIAGEN NV (a)	555,000	$ 9,584,850
Tele Atlas NV (Netherlands) (a)	408,200	8,501,799
TOTAL NETHERLANDS		49,078,304
Norway - 6.0%
Aker Kvaerner ASA	73,500	8,303,754
Cermaq ASA	1,216,000	19,681,263
Norwegian Property ASA	358,200	4,032,459
PAN Fish ASA (a)(d)	21,499,000	23,014,033
Petroleum Geo-Services ASA (a)	531,600	12,416,281
ProSafe ASA (d)	665,000	10,400,865
TGS Nopec Geophysical Co. ASA (a)	300,000	6,117,543
TOTAL NORWAY		83,966,198
Papua New Guinea - 1.5%
Lihir Gold Ltd. (a)	6,861,900	16,464,340
Lihir Gold Ltd. sponsored ADR (a)	170,000	4,190,500
TOTAL PAPUA NEW GUINEA		20,654,840
Singapore - 1.1%
GigaMedia Ltd. (a)	1,250,000	14,837,500
South Africa - 0.4%
Gold Fields Ltd.	314,600	5,313,594
Spain - 2.9%
Abengoa SA	525,324	20,437,729
Grifols SA	1,332,380	20,404,550
TOTAL SPAIN		40,842,279
Sweden - 2.8%
Axfood AB	185,000	6,947,482
Bergman & Beving AB (B Shares)	315,000	9,223,381
Lindex AB (d)	780,000	10,717,986
Modern Times Group AB (MTG) (B Shares)	193,100	12,211,144
TOTAL SWEDEN		39,099,993
Switzerland - 0.4%
Cytos Biotechnology AG (a)	52,850	5,842,714
Taiwan - 2.4%
Macronix International Co. Ltd. (a)	14,630,000	5,953,837
Motech Industries, Inc.	588,000	8,428,827
Common Stocks - continued
	Shares	Value
Taiwan - continued
PixArt Imaging, Inc.	867,000	$ 12,164,910
Prime View International Co. Ltd. (a)	13,930,000	6,768,913
TOTAL TAIWAN		33,316,487
United Kingdom - 6.6%
ARM Holdings PLC sponsored ADR	1,000,000	7,240,000
Autonomy Corp. PLC (a)	600,000	6,955,215
Clipper Windpower PLC (a)	683,000	7,803,289
CSR PLC (a)	1,070,000	14,316,544
Michael Page International PLC	869,827	8,160,440
Optos PLC	1,312,400	5,698,569
Premier Foods PLC	1,000,000	6,188,962
Renovo Group PLC	6,901,363	26,576,528
Xansa PLC	5,550,782	9,079,161
TOTAL UNITED KINGDOM		92,018,708
United States of America - 8.5%
AGCO Corp. (a)	540,000	18,343,800
Chiquita Brands International, Inc. (d)	1,080,000	17,139,600
Level 3 Communications, Inc. (a)	1,844,600	11,454,966
NII Holdings, Inc. (a)	116,800	8,619,840
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	687,000	15,993,360
Titanium Metals Corp.	1,193,614	36,811,057
Whole Foods Market, Inc.	270,000	11,661,300
TOTAL UNITED STATES OF AMERICA		120,023,923
TOTAL COMMON STOCKS (Cost $1,144,817,225)		1,397,304,263
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 5.35% (b)	10,379,025	10,379,025
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	130,824,864	130,824,864
TOTAL MONEY MARKET FUNDS (Cost $141,203,889)		141,203,889
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $1,286,021,114)		1,538,508,152
NET OTHER ASSETS - (9.7)%		(135,950,718)
NET ASSETS - 100%		$ 1,402,557,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 244,483
Fidelity Securities Lending Cash Central Fund	631,447
Total	$ 875,930
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,290,208,294. Net unrealized appreciation aggregated $248,299,858, of which $285,521,562 related to appreciated investment securities and $37,221,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity International
Value Fund

January 31, 2007

1.844602.100

FIV-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 2.5%
Australia & New Zealand Banking Group Ltd.	87,000	$ 1,966,541
Macquarie Airports unit	776,300	2,139,929
National Australia Bank Ltd.	87,700	2,754,657
Zinifex Ltd.	80,800	1,028,956
TOTAL AUSTRALIA		7,890,083
Austria - 0.9%
OMV AG	49,400	2,644,312
Brazil - 0.9%
Companhia Vale do Rio Doce sponsored ADR	18,800	637,884
TAM SA (PN) sponsored ADR (ltd. vtg.)	27,000	881,010
Uniao de Bancos Brasileiros SA (Unibanco) GDR	13,300	1,261,239
TOTAL BRAZIL		2,780,133
Canada - 2.7%
Canadian Natural Resources Ltd.	51,000	2,550,433
Cognos, Inc. (a)	42,700	1,841,651
Finning International, Inc.	41,900	1,697,224
RONA, Inc. (a)	128,600	2,371,766
TOTAL CANADA		8,461,074
Cayman Islands - 1.9%
GlobalSantaFe Corp.	101,700	5,899,617
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	32,300	1,377,445
Finland - 0.7%
Nokia Corp. sponsored ADR	94,400	2,086,240
France - 8.8%
Accor SA	22,700	1,881,672
Alcatel-Lucent SA	161,300	2,096,900
AXA SA sponsored ADR (d)	78,200	3,321,154
BNP Paribas SA	14,300	1,594,473
Carrefour SA	46,100	2,655,732
Compagnie de St. Gobain	54,500	5,142,758
Gaz de France	21,000	902,948
Pernod Ricard SA	14,940	3,059,059
Peugeot Citroen SA	27,600	1,814,811
Societe Generale Series A	21,635	3,820,826
Suez SA (France)	20,800	1,019,595
TOTAL FRANCE		27,309,928
Common Stocks - continued
	Shares	Value
Germany - 11.7%
Allianz AG sponsored ADR (d)	285,200	$ 5,741,076
BASF AG sponsored ADR	52,500	5,080,425
DaimlerChrysler AG	33,700	2,105,913
E.ON AG	70,800	9,640,836
GFK AG	19,300	911,605
Heidelberger Druckmaschinen AG	36,100	1,522,568
KarstadtQuelle AG (a)(d)	74,500	2,401,272
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	33,000	5,204,276
RWE AG	18,600	1,939,385
Siemens AG sponsored ADR	17,800	1,970,994
TOTAL GERMANY		36,518,350
Greece - 0.8%
Alpha Bank AE	36,300	1,167,650
Greek Organization of Football Prognostics SA	38,600	1,440,859
TOTAL GREECE		2,608,509
Hong Kong - 2.0%
Swire Pacific Ltd. (A Shares)	537,800	6,175,315
India - 0.3%
Satyam Computer Services Ltd. sponsored ADR	41,400	963,792
Ireland - 0.5%
Bank of Ireland	46,488	1,040,053
Kerry Group PLC Class A	19,200	494,731
TOTAL IRELAND		1,534,784
Italy - 3.4%
ENI Spa sponsored ADR (d)	107,400	6,924,078
Intesa Sanpaolo Spa	203,981	1,539,587
Unicredito Italiano Spa	244,000	2,257,924
TOTAL ITALY		10,721,589
Japan - 18.7%
Asahi Breweries Ltd.	63,100	968,316
Astellas Pharma, Inc.	13,600	578,100
Canon, Inc.	86,950	4,591,830
Daiwa Securities Group, Inc.	153,000	1,871,219
Denso Corp.	21,400	858,234
East Japan Railway Co.	686	4,757,692
Fujitsu Ltd.	85,000	637,403
Japan Tobacco, Inc.	57	273,936
JFE Holdings, Inc.	17,500	970,087
Common Stocks - continued
	Shares	Value
Japan - continued
Konica Minolta Holdings, Inc.	115,000	$ 1,568,463
Leopalace21 Corp.	47,500	1,511,373
Misawa Homes Holdings, Inc. (a)(d)	48,500	1,199,590
Mitsui & Co. Ltd.	404,000	6,454,091
Mizuho Financial Group, Inc.	697	5,024,568
Nippon Oil Corp. (a)	486,000	3,257,853
ORIX Corp.	15,900	4,558,479
Ricoh Co. Ltd.	85,000	1,852,343
Shin-Etsu Chemical Co. Ltd.	12,200	792,543
Sumitomo Mitsui Financial Group, Inc.	109	1,110,909
Sumitomo Trust & Banking Co. Ltd.	154,000	1,647,380
Takeda Pharamaceutical Co. Ltd.	35,700	2,328,036
Tokyo Gas Co. Ltd.	742,000	3,830,352
Tokyo Tomin Bank Ltd.	30,200	1,173,617
Toyota Motor Corp.	96,300	6,345,207
TOTAL JAPAN		58,161,621
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	4,700	110,920
unit (a)	28,000	660,800
TOTAL KAZAKHSTAN		771,720
Korea (South) - 1.2%
Kookmin Bank sponsored ADR	14,300	1,137,279
Samsung Electronics Co. Ltd. GDR	8,707	2,636,044
TOTAL KOREA (SOUTH)		3,773,323
Netherlands - 3.1%
ING Groep NV sponsored ADR	178,200	7,851,492
Royal DSM NV	18,300	907,304
TomTom Group BV (a)(d)	17,900	747,725
TOTAL NETHERLANDS		9,506,521
Norway - 2.2%
DnB Nor ASA	226,400	3,399,492
Fred Olsen Energy ASA (a)	50,500	2,241,657
Petroleum Geo-Services ASA (a)	55,500	1,296,282
TOTAL NORWAY		6,937,431
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	715,632
Common Stocks - continued
	Shares	Value
Russia - 0.7%
OAO Gazprom sponsored ADR	47,800	$ 2,067,350
Singapore - 0.4%
DBS Group Holdings Ltd.	92,000	1,318,009
South Africa - 0.5%
Impala Platinum Holdings Ltd.	49,700	1,428,307
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	151,800	3,807,144
Banco Santander Central Hispano SA	82,600	1,570,711
Gestevision Telecinco SA	54,500	1,476,057
Telefonica SA sponsored ADR	29,400	1,938,636
TOTAL SPAIN		8,792,548
Sweden - 0.3%
Atlas Copco AB (A Shares)	26,400	902,158
Switzerland - 8.9%
Adecco SA (Reg.)	20,818	1,347,341
Credit Suisse Group sponsored ADR	76,300	5,423,404
Nestle SA (Reg.)	15,211	5,579,915
Novartis AG sponsored ADR	46,000	2,653,740
Roche Holding AG (participation certificate)	17,251	3,241,454
Swiss Reinsurance Co. (Reg.)	25,106	2,087,204
UBS AG (NY Shares)	96,600	6,086,766
Zurich Financial Services AG (Reg.)	5,229	1,406,312
TOTAL SWITZERLAND		27,826,136
Taiwan - 0.4%
Novatek Microelectronics Corp.	221,000	1,090,670
United Kingdom - 19.3%
3i Group PLC	90,700	1,880,040
BAE Systems PLC	125,100	1,026,789
Barclays PLC	539,900	7,962,175
BHP Billiton PLC	221,600	4,127,484
BP PLC	228,500	2,418,673
British American Tobacco PLC	96,800	2,959,660
HSBC Holdings PLC (United Kingdom) (Reg.)	359,600	6,604,414
National Grid PLC	184,500	2,783,972
Old Mutual plc	677,400	2,285,858
Prudential PLC	159,928	2,155,539
Rolls-Royce Group PLC	256,100	2,354,847
Royal Bank of Scotland Group PLC	278,600	11,193,907
SABMiller PLC	50,700	1,149,532
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	32,400	$ 678,275
Taylor Woodrow PLC	74,600	596,541
Tesco PLC	427,500	3,510,910
Vedanta Resources PLC	46,600	1,056,572
Vodafone Group PLC sponsored ADR	142,512	4,188,428
Yell Group PLC	109,000	1,313,858
TOTAL UNITED KINGDOM		60,247,474
United States of America - 0.2%
NTL, Inc.	27,900	760,275
TOTAL COMMON STOCKS (Cost $272,964,516)		301,270,346
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.35% (b)	11,901,753	11,901,753
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	3,996,710	3,996,710
TOTAL MONEY MARKET FUNDS (Cost $15,898,463)		15,898,463
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $288,862,979)		317,168,809
NET OTHER ASSETS - (1.8)%		(5,661,327)
NET ASSETS - 100%		$ 311,507,482
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,920 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,711
Fidelity Securities Lending Cash Central Fund	17,519
Total	$ 157,230
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $289,049,685. Net unrealized appreciation aggregated $28,119,124, of which $30,687,016 related to appreciated investment securities and $2,567,892 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.100

AFIV-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 2.5%
Australia & New Zealand Banking Group Ltd.	87,000	$ 1,966,541
Macquarie Airports unit	776,300	2,139,929
National Australia Bank Ltd.	87,700	2,754,657
Zinifex Ltd.	80,800	1,028,956
TOTAL AUSTRALIA		7,890,083
Austria - 0.9%
OMV AG	49,400	2,644,312
Brazil - 0.9%
Companhia Vale do Rio Doce sponsored ADR	18,800	637,884
TAM SA (PN) sponsored ADR (ltd. vtg.)	27,000	881,010
Uniao de Bancos Brasileiros SA (Unibanco) GDR	13,300	1,261,239
TOTAL BRAZIL		2,780,133
Canada - 2.7%
Canadian Natural Resources Ltd.	51,000	2,550,433
Cognos, Inc. (a)	42,700	1,841,651
Finning International, Inc.	41,900	1,697,224
RONA, Inc. (a)	128,600	2,371,766
TOTAL CANADA		8,461,074
Cayman Islands - 1.9%
GlobalSantaFe Corp.	101,700	5,899,617
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	32,300	1,377,445
Finland - 0.7%
Nokia Corp. sponsored ADR	94,400	2,086,240
France - 8.8%
Accor SA	22,700	1,881,672
Alcatel-Lucent SA	161,300	2,096,900
AXA SA sponsored ADR (d)	78,200	3,321,154
BNP Paribas SA	14,300	1,594,473
Carrefour SA	46,100	2,655,732
Compagnie de St. Gobain	54,500	5,142,758
Gaz de France	21,000	902,948
Pernod Ricard SA	14,940	3,059,059
Peugeot Citroen SA	27,600	1,814,811
Societe Generale Series A	21,635	3,820,826
Suez SA (France)	20,800	1,019,595
TOTAL FRANCE		27,309,928
Common Stocks - continued
	Shares	Value
Germany - 11.7%
Allianz AG sponsored ADR (d)	285,200	$ 5,741,076
BASF AG sponsored ADR	52,500	5,080,425
DaimlerChrysler AG	33,700	2,105,913
E.ON AG	70,800	9,640,836
GFK AG	19,300	911,605
Heidelberger Druckmaschinen AG	36,100	1,522,568
KarstadtQuelle AG (a)(d)	74,500	2,401,272
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	33,000	5,204,276
RWE AG	18,600	1,939,385
Siemens AG sponsored ADR	17,800	1,970,994
TOTAL GERMANY		36,518,350
Greece - 0.8%
Alpha Bank AE	36,300	1,167,650
Greek Organization of Football Prognostics SA	38,600	1,440,859
TOTAL GREECE		2,608,509
Hong Kong - 2.0%
Swire Pacific Ltd. (A Shares)	537,800	6,175,315
India - 0.3%
Satyam Computer Services Ltd. sponsored ADR	41,400	963,792
Ireland - 0.5%
Bank of Ireland	46,488	1,040,053
Kerry Group PLC Class A	19,200	494,731
TOTAL IRELAND		1,534,784
Italy - 3.4%
ENI Spa sponsored ADR (d)	107,400	6,924,078
Intesa Sanpaolo Spa	203,981	1,539,587
Unicredito Italiano Spa	244,000	2,257,924
TOTAL ITALY		10,721,589
Japan - 18.7%
Asahi Breweries Ltd.	63,100	968,316
Astellas Pharma, Inc.	13,600	578,100
Canon, Inc.	86,950	4,591,830
Daiwa Securities Group, Inc.	153,000	1,871,219
Denso Corp.	21,400	858,234
East Japan Railway Co.	686	4,757,692
Fujitsu Ltd.	85,000	637,403
Japan Tobacco, Inc.	57	273,936
JFE Holdings, Inc.	17,500	970,087
Common Stocks - continued
	Shares	Value
Japan - continued
Konica Minolta Holdings, Inc.	115,000	$ 1,568,463
Leopalace21 Corp.	47,500	1,511,373
Misawa Homes Holdings, Inc. (a)(d)	48,500	1,199,590
Mitsui & Co. Ltd.	404,000	6,454,091
Mizuho Financial Group, Inc.	697	5,024,568
Nippon Oil Corp. (a)	486,000	3,257,853
ORIX Corp.	15,900	4,558,479
Ricoh Co. Ltd.	85,000	1,852,343
Shin-Etsu Chemical Co. Ltd.	12,200	792,543
Sumitomo Mitsui Financial Group, Inc.	109	1,110,909
Sumitomo Trust & Banking Co. Ltd.	154,000	1,647,380
Takeda Pharamaceutical Co. Ltd.	35,700	2,328,036
Tokyo Gas Co. Ltd.	742,000	3,830,352
Tokyo Tomin Bank Ltd.	30,200	1,173,617
Toyota Motor Corp.	96,300	6,345,207
TOTAL JAPAN		58,161,621
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	4,700	110,920
unit (a)	28,000	660,800
TOTAL KAZAKHSTAN		771,720
Korea (South) - 1.2%
Kookmin Bank sponsored ADR	14,300	1,137,279
Samsung Electronics Co. Ltd. GDR	8,707	2,636,044
TOTAL KOREA (SOUTH)		3,773,323
Netherlands - 3.1%
ING Groep NV sponsored ADR	178,200	7,851,492
Royal DSM NV	18,300	907,304
TomTom Group BV (a)(d)	17,900	747,725
TOTAL NETHERLANDS		9,506,521
Norway - 2.2%
DnB Nor ASA	226,400	3,399,492
Fred Olsen Energy ASA (a)	50,500	2,241,657
Petroleum Geo-Services ASA (a)	55,500	1,296,282
TOTAL NORWAY		6,937,431
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	715,632
Common Stocks - continued
	Shares	Value
Russia - 0.7%
OAO Gazprom sponsored ADR	47,800	$ 2,067,350
Singapore - 0.4%
DBS Group Holdings Ltd.	92,000	1,318,009
South Africa - 0.5%
Impala Platinum Holdings Ltd.	49,700	1,428,307
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	151,800	3,807,144
Banco Santander Central Hispano SA	82,600	1,570,711
Gestevision Telecinco SA	54,500	1,476,057
Telefonica SA sponsored ADR	29,400	1,938,636
TOTAL SPAIN		8,792,548
Sweden - 0.3%
Atlas Copco AB (A Shares)	26,400	902,158
Switzerland - 8.9%
Adecco SA (Reg.)	20,818	1,347,341
Credit Suisse Group sponsored ADR	76,300	5,423,404
Nestle SA (Reg.)	15,211	5,579,915
Novartis AG sponsored ADR	46,000	2,653,740
Roche Holding AG (participation certificate)	17,251	3,241,454
Swiss Reinsurance Co. (Reg.)	25,106	2,087,204
UBS AG (NY Shares)	96,600	6,086,766
Zurich Financial Services AG (Reg.)	5,229	1,406,312
TOTAL SWITZERLAND		27,826,136
Taiwan - 0.4%
Novatek Microelectronics Corp.	221,000	1,090,670
United Kingdom - 19.3%
3i Group PLC	90,700	1,880,040
BAE Systems PLC	125,100	1,026,789
Barclays PLC	539,900	7,962,175
BHP Billiton PLC	221,600	4,127,484
BP PLC	228,500	2,418,673
British American Tobacco PLC	96,800	2,959,660
HSBC Holdings PLC (United Kingdom) (Reg.)	359,600	6,604,414
National Grid PLC	184,500	2,783,972
Old Mutual plc	677,400	2,285,858
Prudential PLC	159,928	2,155,539
Rolls-Royce Group PLC	256,100	2,354,847
Royal Bank of Scotland Group PLC	278,600	11,193,907
SABMiller PLC	50,700	1,149,532
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	32,400	$ 678,275
Taylor Woodrow PLC	74,600	596,541
Tesco PLC	427,500	3,510,910
Vedanta Resources PLC	46,600	1,056,572
Vodafone Group PLC sponsored ADR	142,512	4,188,428
Yell Group PLC	109,000	1,313,858
TOTAL UNITED KINGDOM		60,247,474
United States of America - 0.2%
NTL, Inc.	27,900	760,275
TOTAL COMMON STOCKS (Cost $272,964,516)		301,270,346
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.35% (b)	11,901,753	11,901,753
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	3,996,710	3,996,710
TOTAL MONEY MARKET FUNDS (Cost $15,898,463)		15,898,463
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $288,862,979)		317,168,809
NET OTHER ASSETS - (1.8)%		(5,661,327)
NET ASSETS - 100%		$ 311,507,482
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,920 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,711
Fidelity Securities Lending Cash Central Fund	17,519
Total	$ 157,230
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $289,049,685. Net unrealized appreciation aggregated $28,119,124, of which $30,687,016 related to appreciated investment securities and $2,567,892 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2007

1.813056.102

JPN-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 31.4%
Auto Components - 1.0%
Aisin Seiki Co. Ltd.	161,700	$ 5,265,617
Stanley Electric Co. Ltd.	45,400	936,703
Toyoda Gosei Co. Ltd.	458,000	10,891,660
		17,093,980
Automobiles - 10.4%
Fuji Heavy Industries Ltd.	668,000	3,492,630
Honda Motor Co. Ltd.	1,119,100	44,014,204
Mazda Motor Corp. (d)	5,288,000	34,702,706
Toyota Motor Corp.	1,550,500	102,162,446
		184,371,986
Household Durables - 3.7%
Casio Computer Co. Ltd. (d)	1,236,800	25,569,176
Daiwa House Industry Co. Ltd.	751,000	12,694,536
Sekisui House Ltd.	212,000	2,972,234
Sony Corp.	544,600	25,231,318
		66,467,264
Leisure Equipment & Products - 8.3%
Fujifilm Holdings Corp.	1,872,200	77,255,302
Namco Bandai Holdings, Inc.	101,600	1,464,838
Nikon Corp. (d)	3,044,000	67,849,029
		146,569,169
Multiline Retail - 2.0%
Parco Co. Ltd.	487,200	5,215,747
The Daimaru, Inc.	2,437,000	30,976,161
		36,191,908
Specialty Retail - 6.0%
Nishimatsuya Chain Co. Ltd.	332,000	5,763,268
Otsuka Kagu Ltd. (d)	455,200	13,653,926
Shimachu Co. Ltd.	63,200	1,738,609
United Arrows Ltd. (a)	574,600	10,165,066
Yamada Denki Co. Ltd. (d)	909,180	75,485,634
		106,806,503
TOTAL CONSUMER DISCRETIONARY		557,500,810
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.2%
Aeon Co. Ltd.	160,400	3,488,835
Household Products - 2.1%
Kao Corp.	552,000	15,779,923
Uni-Charm Corp.	382,600	20,669,943
		36,449,866
Personal Products - 0.5%
Mandom Corp.	319,800	8,055,616
Milbon Co. Ltd.	58,100	1,622,381
		9,677,997
TOTAL CONSUMER STAPLES		49,616,698

	Shares	Value
ENERGY - 5.0%
Energy Equipment & Services - 0.7%
Shinko Plantech Co. Ltd.	1,321,000	$ 12,467,324
Oil, Gas & Consumable Fuels - 4.3%
Inpex Holdings, Inc.	7,050	57,715,541
Nippon Oil Corp. (a)	2,628,000	17,616,539
		75,332,080
TOTAL ENERGY		87,799,404
FINANCIALS - 14.1%
Capital Markets - 2.1%
Daiwa Securities Group, Inc.	2,984,000	36,494,876
Commercial Banks - 6.6%
Mizuho Financial Group, Inc.	12,994	93,671,791
Sumitomo Mitsui Financial Group, Inc.	165	1,681,651
Sumitomo Trust & Banking Co. Ltd.	1,492,000	15,960,327
Tokyo Tomin Bank Ltd. (d)	150,500	5,848,656
		117,162,425
Real Estate Management & Development - 5.4%
Mitsubishi Estate Co. Ltd.	1,498,000	42,823,052
Mitsui Fudosan Co. Ltd.	923,000	23,938,269
Sankei Building Co. Ltd.	501,500	4,541,903
Sumitomo Realty & Development Co. Ltd.	707,000	24,545,967
		95,849,191
TOTAL FINANCIALS		249,506,492
HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 1.0%
Olympus Corp.	456,000	14,584,746
Terumo Corp.	91,000	3,657,041
		18,241,787
Pharmaceuticals - 4.3%
Daiichi Sankyo Co. Ltd.	630,100	17,542,661
Kyowa Hakko Kogyo Co. Ltd.	1,060,000	9,266,272
Takeda Pharamaceutical Co. Ltd.	761,200	49,638,680
		76,447,613
TOTAL HEALTH CARE		94,689,400
INDUSTRIALS - 10.0%
Building Products - 0.3%
Toto Ltd. (a)(d)	449,000	4,799,354
Construction & Engineering - 2.9%
JGC Corp. (d)	2,840,000	49,417,907
Meisei Industrial Co. Ltd. (a)	445,000	1,983,759
		51,401,666
Electrical Equipment - 0.1%
Sumitomo Electric Industries Ltd.	189,100	2,895,611
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 6.4%
Ishikawajima-Harima Heavy Industries Co. Ltd.	4,972,000	$ 18,662,767
JTEKT Corp. (a)	42,400	855,483
Mitsubishi Heavy Industries Ltd.	3,108,000	15,966,856
Mitsui Engineering & Shipbuilding Co. (d)	19,351,000	67,023,392
Nabtesco Corp.	886,000	11,261,748
		113,770,246
Transportation Infrastructure - 0.3%
Mitsui-Soko Co. Ltd. (d)	761,000	4,949,952
TOTAL INDUSTRIALS		177,816,829
INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Instruments - 5.3%
Hitachi Ltd.	2,723,000	18,312,175
Hoya Corp.	673,900	24,457,737
Murata Manufacturing Co. Ltd. (a)	178,100	12,602,842
Nidec Corp. (d)	269,800	19,069,429
Nihon Dempa Kogyo Co. Ltd.	33,500	1,501,719
Yamatake Corp.	811,000	18,647,927
		94,591,829
Office Electronics - 3.0%
Canon, Inc.	1,009,200	53,295,853
Semiconductors & Semiconductor Equipment - 5.0%
Sumco Corp.	821,200	29,667,581
Tokyo Electron Ltd.	834,600	58,989,420
		88,657,001
Software - 7.2%
Nintendo Co. Ltd.	433,600	127,904,546
TOTAL INFORMATION TECHNOLOGY		364,449,229
MATERIALS - 10.1%
Chemicals - 4.0%
Asahi Kasei Corp.	1,089,000	7,236,840
Hitachi Chemical Co. Ltd. (a)	197,100	4,572,896
Kuraray Co. Ltd.	1,911,000	23,023,524
Mitsubishi Gas Chemical Co., Inc.	1,871,000	19,921,573

	Shares	Value
Mitsubishi Rayon Co. Ltd. (a)	1,275,000	$ 8,737,001
Tokyo Ohka Kogyo Co. Ltd.	232,100	6,577,305
		70,069,139
Metals & Mining - 6.1%
Nippon Denko Co. Ltd. (d)	445,000	1,766,210
Nippon Steel Corp.	4,043,000	23,852,310
Sumitomo Metal Industries Ltd.	7,762,000	32,929,892
Sumitomo Metal Mining Co. Ltd. (d)	3,847,000	50,173,411
		108,721,823
TOTAL MATERIALS		178,790,962
TOTAL COMMON STOCKS (Cost $1,533,034,239)		1,760,169,824
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 5.35% (b)	16,136,695	16,136,695
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	104,556,519	104,556,519
TOTAL MONEY MARKET FUNDS (Cost $120,693,214)		120,693,214
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,653,727,453)	1,880,863,038
NET OTHER ASSETS - (6.0)%	(105,836,760)
NET ASSETS - 100%	$ 1,775,026,278
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,708
Fidelity Securities Lending Cash Central Fund	119,718
Total	$ 299,426
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,654,230,286. Net unrealized appreciation aggregated $226,632,752, of which $261,687,700 related to appreciated investment securities and $35,054,948 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2007

1.813017.102

JSC-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 6.6%
F-Tech, Inc.	259,900	$ 6,439,085
Fine Sinter Co. Ltd.	407,000	1,703,070
Fuji Kiko Co. Ltd. (d)	760,000	2,273,356
H-One Co. Ltd.	336,600	5,243,469
Keihin Corp. (a)	98,600	2,483,689
Koito Manufacturing Co. Ltd. (a)	262,000	3,714,480
NHK Spring Co. Ltd.	1,617,000	16,949,124
Nippon Seiki Co. Ltd.	707,000	16,403,033
Nissin Kogyo Co. Ltd.	129,800	3,495,463
Sumitomo Rubber Industries Ltd.	244,200	2,871,275
Toyota Boshoku Corp.	100,800	2,121,490
Toyota Industries Corp.	91,300	4,274,309
		67,971,843
Automobiles - 1.2%
Mazda Motor Corp.	1,278,000	8,386,925
Yachiyo Industry Co. Ltd.	149,700	3,659,237
		12,046,162
Distributors - 0.1%
Jin Co. Ltd. (d)	99,000	1,017,194
Diversified Consumer Services - 0.5%
Best Bridal, Inc.	1,606	5,296,334
Novarese, Inc. (a)	22	38,099
		5,334,433
Hotels, Restaurants & Leisure - 1.4%
Round One Corp.	833	2,243,237
St. Marc Holdings Co. Ltd.	33,500	1,959,730
Zensho Co. Ltd. (d)	1,038,608	10,439,007
		14,641,974
Household Durables - 3.1%
Casio Computer Co. Ltd.	254,200	5,255,243
Juki Corp.	484,000	2,899,548
Sohken Homes Co. Ltd. (d)	975	1,357,252
Token Corp. (d)	344,870	22,660,804
		32,172,847
Internet & Catalog Retail - 1.2%
DeNA Co. Ltd. (a)	1,185	4,261,424
Felissimo Corp. (d)	96,100	2,556,084
Rakuten, Inc.	9,770	5,148,710
		11,966,218
Leisure Equipment & Products - 0.2%
Endo Manufacturing Co. Ltd.	264,000	1,564,072
Media - 0.8%
Gentosha, Inc. (d)	14	55,798
Toei Co. Ltd.	1,153,000	6,649,443
WOWOW INC.	55	189,585
Zenrin Co. Ltd. (d)	45,900	1,506,103
		8,400,929

	Shares	Value
Multiline Retail - 0.7%
The Daimaru, Inc.	581,000	$ 7,384,961
Specialty Retail - 6.1%
Alpen Co. Ltd.	104,900	2,607,615
Bic Camera, Inc.	60	79,546
Hikari Tsushin, Inc.	224,800	10,524,257
Nishimatsuya Chain Co. Ltd. (d)	744,300	12,920,483
PC Depot Corp.	527	166,373
Shimachu Co. Ltd.	217,500	5,983,345
Shimamura Co. Ltd.	28,800	2,963,881
United Arrows Ltd. (a)	184,600	3,265,700
USS Co. Ltd.	108,510	7,138,993
Yamada Denki Co. Ltd.	209,410	17,386,487
		63,036,680
Textiles, Apparel & Luxury Goods - 1.8%
Asics Corp.	848,000	9,773,941
Japan Vilene Co. Ltd. (d)	390,000	2,462,444
Seiren Co. Ltd. (d)	534,200	5,957,934
		18,194,319
TOTAL CONSUMER DISCRETIONARY		243,731,632
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.6%
Cosmos Pharmaceutical Corp. (d)	296,200	6,724,846
Create SD Co. Ltd.	102,500	1,843,021
Daikokutenbussan Co. Ltd.	248,200	3,963,056
Kirindo Co. Ltd.	269,700	2,426,931
Valor Co. Ltd. (d)	878,500	11,071,786
		26,029,640
Food Products - 1.1%
Ariake Japan Co. Ltd.	63,700	1,388,168
Frente Co. Ltd.	179,500	3,346,522
Hokuto Corp. (d)	232,700	4,087,699
Nichirei Corp.	497,000	2,717,985
		11,540,374
TOTAL CONSUMER STAPLES		37,570,014
ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Shinko Plantech Co. Ltd.	557,000	5,256,851
FINANCIALS - 9.6%
Capital Markets - 0.9%
E*TRADE Securities Co. Ltd. (d)	4,763	6,867,150
Risa Partners, Inc. (d)	542	2,681,145
		9,548,295
Commercial Banks - 3.8%
Bank of Yokohama Ltd.	983,000	7,941,542
Chiba Bank Ltd.	980,000	8,826,781
Hiroshima Bank Ltd.	779,000	4,434,462
Kansai Urban Banking Corp.	388,000	1,691,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Keiyo Bank Ltd.	1,275,000	$ 7,722,791
Tokyo Tomin Bank Ltd. (d)	219,200	8,518,441
		39,135,097
Real Estate Management & Development - 4.9%
Arealink Co. Ltd.	1,545	956,304
Daibiru Corp.	334,600	3,729,022
Daiwasystem Co. Ltd.	88,500	2,181,609
Heiwa Real Estate Co. Ltd. (a)(d)	607,000	3,636,417
Joint Corp. (d)	62,200	2,278,030
Land Co. Ltd.	293	594,813
NTT Urban Development Co.	4,127	8,275,544
Sankei Building Co. Ltd.	556,200	5,037,300
Sumitomo Realty & Development Co. Ltd.	508,000	17,636,989
Sun Frontier Fudousan Co. Ltd. (d)	521	1,200,133
Suruga Corp. (d)	31,200	2,347,400
Toc Co. Ltd.	267,500	1,442,951
Tokyu Community Corp.	18,300	532,237
		49,848,749
TOTAL FINANCIALS		98,532,141
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 3.2%
Hogy Medical Co. (d)	303,700	14,293,541
Nakanishi, Inc.	27,600	3,430,418
Nipro Corp. (a)	167,000	3,106,558
Sysmex Corp.	324,700	12,322,377
		33,152,894
Life Sciences Tools & Services - 0.6%
Shin Nippon Biomedical Laboratories Ltd. (d)	270,000	5,346,978
Soiken Holdings, Inc. (d)	672	874,210
		6,221,188
Pharmaceuticals - 0.9%
Hisamitsu Pharmaceutical Co., Inc.	216,500	6,296,682
Sawai Pharmaceutical Co. Ltd. (a)(d)	43,600	1,838,870
Towa Pharmaceutical Co. Ltd.	33,500	1,054,812
		9,190,364
TOTAL HEALTH CARE		48,564,446
INDUSTRIALS - 23.9%
Air Freight & Logistics - 1.0%
I-LOGISTICS Corp. (a)	34,000	109,591
Kintetsu World Express, Inc.	177,300	4,701,164
Yusen Air & Sea Service Co. Ltd.	214,600	5,058,930
		9,869,685

	Shares	Value
Building Products - 0.6%
Comany, Inc.	337,300	$ 4,737,320
Wavelock Holdings Co. Ltd. (d)	288,700	1,875,468
		6,612,788
Commercial Services & Supplies - 3.6%
Career Design Center Co. Ltd. (e)	3,141	8,068,194
Certo Corp.	60,100	2,016,862
Gakujo Co. Ltd. (d)	483,300	5,382,237
Intelligence Ltd. (a)(d)	3,092	8,326,636
Nihonwasou Holdings, Inc.	862	695,685
TFP Consulting Group Co. Ltd.	1,286	4,145,122
The Goodwill Group, Inc. (d)	8,749	7,974,396
		36,609,132
Construction & Engineering - 2.0%
Chiyoda Corp.	346,000	7,267,763
JGC Corp.	423,000	7,360,484
Kandenko Co. Ltd. (d)	527,000	2,978,117
Meisei Industrial Co. Ltd. (a)	604,000	2,692,563
		20,298,927
Electrical Equipment - 4.0%
Daihen Corp.	391,000	2,086,457
Densei-Lambda KK (d)	32,200	532,287
Endo Lighting Corp.	380,600	3,349,192
Furukawa Electric Co. Ltd.	3,384,000	22,936,664
Iwabuchi Corp.	203,000	1,126,983
Nippon Carbon Co. Ltd. (d)	414,000	1,632,879
Sansha Electric Manufacturing Co. Ltd.	48,000	489,207
Sec Carbon Ltd.	5,000	63,388
Sumitomo Wiring Systems Ltd. (a)	340,000	7,578,407
Toyo Tanso Co. Ltd. (d)	15,800	1,777,885
		41,573,349
Machinery - 9.3%
Harmonic Drive Systems, Inc.	408	2,207,598
Hitachi Construction Machinery Co. Ltd. (a)	815,800	22,915,541
Ishikawajima-Harima Heavy Industries Co. Ltd. (d)	4,204,000	15,780,023
Japan Steel Works Ltd.	324,000	2,684,675
JTEKT Corp. (a)	516,400	10,419,141
Miyachi Corp.	75,800	1,435,166
Nihon Trim Co. Ltd. (d)	43,200	1,839,897
Nitchitsu Co. Ltd.	48,000	169,433
Nitta Corp.	285,400	5,238,108
NTN Corp. (d)	1,334,000	12,070,498
Obara Corp. (d)	42,750	1,601,110
Organo Corp.	166,000	1,852,774
OSG Corp. (d)	461,700	7,804,350
Sumitomo Heavy Industries Ltd.	353,000	3,667,912
Taiho Kogyo Co. Ltd.	288,300	3,377,853
TCM Corp. (d)	850,000	2,774,993
		95,839,072
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.0%
Hamakyorex Co. Ltd. (d)	179,300	$ 5,289,042
Ichinen Co. Ltd. (a)	771,400	5,177,396
		10,466,438
Trading Companies & Distributors - 2.1%
Itochu Corp.	1,362,000	11,895,000
Marubeni Corp.	1,527,000	8,224,303
Meiji Electric Industries Co. Ltd. (a)	34,100	901,346
		21,020,649
Transportation Infrastructure - 0.3%
The Sumitomo Warehouse Co. Ltd.	388,000	3,041,372
TOTAL INDUSTRIALS		245,331,412
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.3%
NextCom KK (a)(d)	7,503	2,691,966
Computers & Peripherals - 0.1%
Megachips Corp. (a)(d)	56,400	1,259,461
Electronic Equipment & Instruments - 14.3%
A&D Co. Ltd.	305,400	6,743,928
Canon Electronics, Inc.	280,200	9,240,552
Dai-ichi Seiko Co. Ltd. (a)	1,600	52,765
Excel Co. Ltd.	117,600	2,333,778
Forval Corp.	150,500	592,348
Hamamatsu Photonics KK (a)(d)	409,600	12,116,436
Hioki EE Corp. (d)	45,000	1,241,662
Hokuriku Electric Industry (d)	1,740,000	4,772,258
Honda Tsushin Kogyo Co. Ltd. (d)	205,600	1,120,974
Ibiden Co. Ltd.	213,100	10,576,866
Iriso Electronics Co. Ltd.	87,400	3,048,879
Meiko Electronics Co. Ltd. (d)	448,100	22,314,961
Murata Manufacturing Co. Ltd. (a)	237,900	16,834,454
Nagano Keiki Co. Ltd.	254,420	3,396,202
Nidec Corp.	94,900	6,707,520
Optoelectronics Co. Ltd. (d)	94,000	1,822,596
Seikoh Giken Co. Ltd.	5,600	144,310
Shibaura Electronics Co. Ltd.	91,500	1,713,469
Shizuki Electric Co., Inc.	289,000	1,135,071
Sokkia Co. Ltd.	154,000	664,822
Star Micronics Co. Ltd.	728,400	15,179,401
Sunx Ltd.	1,436,100	14,850,668
Yokogawa Electric Corp.	664,400	10,828,809
		147,432,729
Internet Software & Services - 0.0%
Acca Networks Co. Ltd. (a)	253	463,297
IT Services - 2.5%
Bit-isle, Inc. (d)	263	1,468,799
CAC Corp. (d)	578,100	4,382,993

	Shares	Value
Hitachi Systems & Services Ltd.	132,300	$ 2,905,042
INTEC Holdings Ltd. (a)(d)	389,000	5,128,218
Mitsui Knowledge Industry Co.	4,800	80,540
Otsuka Corp. (d)	120,700	11,251,398
		25,216,990
Office Electronics - 2.5%
Canon Fintech, Inc.	360,100	7,056,689
Konica Minolta Holdings, Inc.	1,383,000	18,862,477
		25,919,166
Semiconductors & Semiconductor Equipment - 4.7%
Axell Corp.	792	2,283,764
Disco Corp.	44,000	2,767,204
Elpida Memory, Inc. (a)	110,900	4,805,958
Furuya Metal Co. Ltd. (d)	5,500	1,002,610
Micronics Japan Co. Ltd. (a)	529,200	19,337,714
Rorze Corp.	19,600	254,978
Sumco Corp.	374,400	13,525,989
Ulvac, Inc.	130,000	4,394,912
		48,373,129
Software - 0.5%
Alpha Systems, Inc. (d)	112,900	3,554,874
Cybernet Systems Co. Ltd. (d)	2,483	1,598,617
		5,153,491
TOTAL INFORMATION TECHNOLOGY		256,510,229
MATERIALS - 6.1%
Chemicals - 5.9%
C. Uyemura & Co. Ltd.	329,700	21,418,138
Lintec Corp. (d)	774,300	14,467,801
Nippon Parkerizing Co. Ltd.	137,000	2,406,596
Sakai Chemical Industry Co. Ltd.	341,000	1,994,830
Soken Chemical & Engineer Co. Ltd. (d)	56,200	1,355,115
Sumitomo Chemical Co. Ltd.	726,000	5,600,580
Taiyo Kagaku	317,500	3,025,438
The Nippon Synthetic Chemical Industry Co. Ltd.	26,000	107,718
Tohcello Co. Ltd. (d)	602,000	6,883,706
Tokai Carbon Co. Ltd. (d)	486,000	3,676,662
		60,936,584
Containers & Packaging - 0.2%
Fuji Seal International, Inc. (d)	87,000	2,144,633
TOTAL MATERIALS		63,081,217
UTILITIES - 1.3%
Electric Utilities - 1.3%
Chugokun Electric Power Co. (a)	196,900	4,535,626
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Kyushu Electric Power Co., Inc.	164,600	$ 4,623,557
Tohoku Electric Power Co., Inc.	174,300	4,578,291
		13,737,474
TOTAL COMMON STOCKS (Cost $811,007,071)		1,012,315,416
Money Market Funds - 10.0%

Fidelity Cash Central Fund, 5.35% (b)	26,577,951	26,577,951
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	76,262,335	76,262,335
TOTAL MONEY MARKET FUNDS (Cost $102,840,286)		102,840,286
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $913,847,357)	1,115,155,702
NET OTHER ASSETS - (8.4)%	(86,508,030)
NET ASSETS - 100%	$ 1,028,647,672
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 301,271
Fidelity Securities Lending Cash Central Fund	440,031
Total	$ 741,302
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$ 9,006,840	$ -	$ 407,443	$ 16,952	$ 8,068,194
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $914,357,631. Net unrealized appreciation aggregated $200,798,071, of which $244,483,620 related to appreciated investment securities and $43,685,549 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2007

1.813035.102

LAF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Bermuda - 0.3%
Dufry South America Ltd. unit (a)	626,578	$ 10,000,233
Brazil - 58.8%
AES Tiete SA (PN) (non-vtg.)	467,700,000	14,125,353
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	1,129,700	62,574,083
Banco Bradesco SA:
(PN)	1,240,754	50,411,747
(PN) sponsored ADR (non-vtg.) (d)	3,161,200	128,471,168
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	2,763,240	102,513,270
sponsored ADR (non-vtg.) (d)	2,280,800	84,321,176
Banco Nossa Caixa SA	889,000	20,194,558
Brascan Residential Properties SA	1,898,600	14,748,664
Centrais Electricas Brasileiras SA (Electrobras) (PN-B)	331,000,000	7,452,000
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	959,826	49,651,799
sponsored ADR	74,145	3,399,548
Companhia de Saneamento de Minas Gerais	1,379,600	15,451,936
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	803,100	25,980,285
Companhia Vale do Rio Doce:
(PN-A)	552,800	15,519,156
(PN-A) sponsored ADR (non-vtg.)	4,730,800	135,915,884
sponsored ADR (d)	2,979,700	101,101,221
Cosan SA Industria E Comercio (a)	616,500	11,711,483
Diagnosticos da America SA (a)	717,200	14,353,792
Duratex SA (PN)	2,459,400	46,570,028
Eletropaulo Metropolitana SA (PN-B) (a)	292,450,000	14,319,249
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,098,700	44,552,285
Empresa Nacional de Comercio Redito e Participacoes SA (PN)	11,465,310	72,871
Gafisa SA (a)	1,299,700	18,724,051
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	816,700	24,590,837
Localiza Rent a Car SA	995,400	30,226,831
Lojas Americanas SA	74,300,000	4,355,403
Lojas Renner SA	2,053,000	28,803,183
LPS Brasil Consultoria de Imoveis SA	280,000	3,176,950
Medial Saude SA	1,921,200	21,707,964
Natura Cosmeticos SA	1,144,000	15,468,412
Petroleo Brasileiro SA Petrobras:
(ON)	198,500	4,858,650
(PN) (non-vtg.)	3,161,080	69,470,688
(PN) sponsored ADR (non-vtg.)	2,152,700	190,944,490
sponsored ADR	2,056,730	202,135,424
Profarma Distribuidora de Produtos Farmaceuticos SA	511,000	8,660,813
Sao Carlos Empreen E Part SA	1,035,900	8,768,853

	Shares	Value
Submarino SA	1,957,800	$ 59,405,480
TAM SA:
(PN) (ltd.-vtg.)	2,749,300	89,117,161
(PN) sponsored ADR (ltd. vtg.)	1,528,000	49,858,640
Terna Participacoes SA unit	1,012,600	11,322,356
TIM Participacoes SA	1,833,200,000	6,170,938
TIM Participacoes SA sponsored ADR (non-vtg.)	360,000	12,034,800
Totvs SA	944,500	21,788,800
Tractebel Energia SA	1,875,300	16,095,063
Uniao de Bancos Brasileiros SA (Unibanco):
unit	431,200	4,027,687
GDR	1,809,500	171,594,885
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,410,400	53,154,361
Vivo Participacoes SA:
(PN)	2,408,100	9,171,879
(PN) sponsored ADR (d)	12,512,800	47,673,768
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	1,743,494
sponsored ADR (non-vtg.)	5,060,550	91,342,928
TOTAL BRAZIL		2,239,806,345
Canada - 0.3%
Eldorado Gold Corp. (a)	1,664,800	9,508,292
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	655,900	9,097,333
Chile - 6.7%
Compania Acero del Pacifico SA	3,933,689	57,397,147
Empresa Nacional de Electricidad SA sponsored ADR	883,900	34,295,320
Enersis SA sponsored ADR	1,670,500	26,327,080
Inversiones Aguas Metropolitanas SA ADR (e)	1,547,000	35,230,119
Lan Airlines SA sponsored ADR (d)	1,361,800	84,540,544
Masisa SA	33,507,014	7,748,710
Vina Concha y Toro SA sponsored ADR	217,750	7,839,000
TOTAL CHILE		253,377,920
Mexico - 29.9%
Alsea SAB de CV	2,856,000	17,262,216
America Movil SA de CV Series L sponsored ADR	8,843,400	392,293,217
Axtel SAB de CV unit (a)	6,586,589	22,619,805
Cemex SA de CV sponsored ADR	4,185,788	148,093,179
Corporacion Geo SA de CV Series B (a)	8,224,800	43,620,639
Fomento Economico Mexicano SA de CV sponsored ADR	1,026,265	123,223,639
Gruma SA de CV Series B	1,299,725	3,932,029
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,288,000	52,112,480
Grupo Modelo SA de CV Series C	927,300	5,046,915
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV	1,507,400	$ 8,901,426
Grupo Televisa SA de CV (CPO) sponsored ADR	4,161,000	122,583,060
Industrias Penoles SA de CV	2,494,000	23,698,094
Telefonos de Mexico SA de CV Series L sponsored ADR	718,700	22,064,090
Urbi, Desarrollos Urbanos, SA de CV (a)	8,632,400	30,751,692
Wal-Mart de Mexico SA de CV Series V	27,787,486	123,306,898
TOTAL MEXICO		1,139,509,379
Panama - 0.2%
Copa Holdings SA Class A	151,900	8,513,995
United States of America - 0.6%
Newmont Mining Corp.	509,200	22,964,920
TOTAL COMMON STOCKS (Cost $2,380,815,146)		3,692,778,417
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 5.35% (b)	92,468,195	92,468,195
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	56,486,434	56,486,434
TOTAL MONEY MARKET FUNDS (Cost $148,954,629)		148,954,629
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,529,769,775)	3,841,733,046
NET OTHER ASSETS - (0.9)%	(34,923,712)
NET ASSETS - 100%	$ 3,806,809,334
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,230,119 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,241,304
Fidelity Securities Lending Cash Central Fund	38,013
Total	$ 1,279,317
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,562,677,867. Net unrealized appreciation aggregated $1,279,055,179, of which $1,302,334,490 related to appreciated investment securities and $23,279,311 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2007

1.813058.102

NOR-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Canada - 0.7%
Lundin Mining Corp. unit (a)	107,100	$ 3,652,187
Denmark - 7.5%
Carlsberg AS Series B	25,100	2,544,793
Coloplast AS Series B	66,950	5,775,486
Danske Bank AS	141,920	6,536,948
FLS Industries	76,250	4,998,296
Novo Nordisk AS Series B	59,195	5,101,322
Novozymes AS Series B	23,500	2,029,297
Rockwool International AS Series B	18,100	3,322,146
Topdanmark AS (a)	38,200	6,884,507
Vestas Wind Systems AS (a)	120,600	5,323,037
TOTAL DENMARK		42,515,832
Estonia - 1.1%
AS Eesti Ehitus (a)	45,200	792,359
AS Merko Ehitus	34,800	1,120,308
Tallinna Vesi AS	171,462	4,114,175
TOTAL ESTONIA		6,026,842
Finland - 13.9%
Kemira GrowHow Oyj	253,100	2,770,974
Kemira Oyj	140,800	3,356,429
Metso Corp.	166,400	8,813,899
Nokia Corp.	2,452,000	54,189,197
Nokian Tyres Ltd.	345,150	6,819,745
Stockmann Oyj (B Shares)	53,850	2,523,165
TOTAL FINLAND		78,473,409
Iceland - 1.6%
Exista ehf (a)	7,259,863	2,699,664
Kaupthing Bank Hf	383,500	5,288,881
Ossur hf (a)	689,370	1,120,270
TOTAL ICELAND		9,108,815
Liberia - 0.5%
Royal Caribbean Cruises Ltd.	66,000	2,965,380
Luxembourg - 0.3%
Transcom WorldWide SA Series B	167,300	1,787,342
Norway - 23.6%
Acta Holding ASA	200,500	1,114,915
Aker ASA (A Shares) (a)	57,140	3,410,865
Aker Kvaerner ASA	139,000	15,703,698
Awilco Offshore ASA (a)(d)	131,300	1,243,513
DnB Nor ASA	1,314,800	19,742,280
Farstad Shipping ASA	117,400	2,539,802
Havila Shipping ASA (d)	187,400	2,440,006
Kongsberg Gruppen ASA	3,900	110,621

	Shares	Value
Leroy Seafood Group ASA (a)	216,300	$ 4,055,463
Norsk Hydro ASA	697,600	22,532,480
Norwegian Air Shuttle AS (a)(d)	374,000	5,678,699
Ocean RIG ASA (a)(d)	184,600	1,337,113
Otrum Electronics ASA (a)	94,000	195,825
PAN Fish ASA (a)(d)	3,905,000	4,180,185
Petroleum Geo-Services ASA (a)	84,700	1,978,290
Schibsted ASA (B Shares)	78,500	3,270,702
Solstad Offshore ASA	136,200	2,902,864
Steen & Stroem ASA	4,800	269,220
Storebrand ASA (A Shares)	675,100	9,109,158
TANDBERG ASA	169,600	2,826,553
Telenor ASA	851,600	17,263,315
Tomra Systems AS (d)	123,600	839,813
Yara International ASA	420,800	11,193,910
TOTAL NORWAY		133,939,290
Sweden - 48.6%
ABB Ltd. (Sweden)	625,500	11,047,500
Assa Abloy AB (B Shares)	276,602	6,049,425
Elekta AB (B Shares)	353,900	7,765,432
Hennes & Mauritz AB (H&M) (B Shares)	338,990	18,339,603
Hexagon AB (B Shares) (d)	186,025	7,601,597
Investor AB (B Shares)	789,700	19,089,151
Invik & Co. AB (B Shares)	107,600	2,237,151
Lbi International AB (a)	165,600	1,310,504
Mekonomen AB (d)	274,800	4,102,230
Modern Times Group AB (MTG) (B Shares)	86,800	5,489,007
NCC AB Series B	26,000	744,460
NeoNet AB	864,000	2,859,281
Nordea Bank AB	2,003,000	31,298,676
Orexo AB (a)(d)	107,800	1,853,540
rnb Retail & Brands AB	884,850	9,485,083
Sandvik AB	770,400	12,248,806
Scania AB (B Shares)	85,900	6,155,137
Skandinaviska Enskilda Banken AB (A Shares)	484,200	16,163,223
SKF AB (B Shares)	404,000	7,963,741
Svenska Cellulosa AB (SCA) (B Shares)	149,200	7,975,223
Svenska Handelsbanken AB (A Shares)	443,116	13,548,511
Swedbank AB (A Shares)	400,400	15,123,022
Swedish Match Co.	151,000	2,672,374
TELE2 AB (B Shares)	330,750	4,901,763
Telefonaktiebolaget LM Ericsson (B Shares)	11,847,000	47,139,213
TeliaSonera AB	1,553,000	12,401,655
TOTAL SWEDEN		275,565,308
TOTAL COMMON STOCKS (Cost $437,744,009)		554,034,405
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	5,394,039	$ 5,394,039
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	8,272,947	8,272,947
TOTAL MONEY MARKET FUNDS (Cost $13,666,986)		13,666,986
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $451,410,995)	567,701,391
NET OTHER ASSETS - (0.2)%	(998,275)
NET ASSETS - 100%	$ 566,703,116
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,548
Fidelity Securities Lending Cash Central Fund	15,649
Total	$ 199,197
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $452,361,643. Net unrealized appreciation aggregated $115,339,748, of which $118,789,170 related to appreciated investment securities and $3,449,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2007

1.813070.102

OVE-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	576,100	$ 19,011,300
Australia - 3.2%
Computershare Ltd.	10,269,163	73,041,886
Macquarie Bank Ltd.	1,003,200	63,089,979
National Australia Bank Ltd.	1,854,300	58,243,563
Westfield Group unit	3,000,000	51,971,145
TOTAL AUSTRALIA		246,346,573
Brazil - 1.7%
Banco Nossa Caixa SA	1,842,800	41,861,114
Uniao de Bancos Brasileiros SA (Unibanco) GDR	302,600	28,695,558
Vivo Participacoes SA (PN) sponsored ADR (d)	15,810,000	60,236,100
TOTAL BRAZIL		130,792,772
Canada - 0.5%
Cameco Corp.	984,200	37,490,943
Cayman Islands - 0.8%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,613,400	59,373,120
China - 0.4%
Global Bio-Chem Technology Group Co. Ltd.	114,978,000	33,282,136
Denmark - 0.7%
Vestas Wind Systems AS (a)	1,171,125	51,691,063
Finland - 1.8%
Neste Oil Oyj	3,100,922	94,451,880
Nokia Corp. sponsored ADR	2,189,800	48,394,580
TOTAL FINLAND		142,846,460
France - 13.3%
Alcatel-Lucent SA sponsored ADR (d)	4,290,000	55,770,000
AXA SA	1,888,360	80,198,649
BNP Paribas SA	513,198	57,222,394
Carrefour SA	698,700	40,250,758
Electricite de France	878,500	61,199,874
L'Oreal SA	480,116	50,749,070
Pernod Ricard SA	1,946,742	398,607,660
Renault SA	304,000	37,620,937
Societe Generale Series A	399,210	70,502,053
Sodexho Alliance SA ADR (d)	576,700	40,201,757
Veolia Environnement	2,133,500	149,462,475
TOTAL FRANCE		1,041,785,627
Germany - 4.6%
Bayer AG	1,633,900	96,694,202
DaimlerChrysler AG	790,600	49,404,594
E.ON AG	651,791	88,754,380

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	383,376	$ 60,460,446
SAP AG sponsored ADR (d)	590,400	27,359,136
Siemens AG (Reg.)	351,400	38,910,522
TOTAL GERMANY		361,583,280
Greece - 0.7%
Greek Organization of Football Prognostics SA	1,389,000	51,848,514
Hong Kong - 2.2%
China Unicom Ltd. sponsored ADR (d)	9,179,000	124,467,240
Shanghai Industrial Holdings Ltd. (H Shares)	10,952,000	23,706,539
Television Broadcasts Ltd.	2,927,000	20,056,932
TOTAL HONG KONG		168,230,711
India - 1.8%
Allahabad Bank	10,885,323	22,696,688
Bank of Baroda	3,860,000	23,707,300
Satyam Computer Services Ltd.	5,509,009	59,045,627
State Bank of India	1,193,012	37,450,779
TOTAL INDIA		142,900,394
Italy - 4.9%
FASTWEB Spa (d)	1,643,361	90,065,825
Impregilo Spa (a)(d)	10,371,200	63,017,669
Lottomatica Spa (d)	2,455,400	100,103,682
Safilo Group Spa (a)	6,000,000	36,543,327
Unicredito Italiano Spa	9,839,800	91,055,393
TOTAL ITALY		380,785,896
Japan - 17.4%
Canon, Inc.	1,197,700	63,250,538
Citizen Watch Co. Ltd. (d)	12,421,200	101,584,493
Fanuc Ltd.	534,000	49,335,875
Honda Motor Co. Ltd. sponsored ADR	997,900	39,247,407
Konica Minolta Holdings, Inc.	6,801,000	92,757,560
Kubota Corp.	6,660,000	70,140,118
Kurita Water Industries Ltd.	1,062,500	22,670,071
Matsushita Electric Industrial Co. Ltd.	1,780,900	35,475,528
Mitsubishi Estate Co. Ltd.	2,734,000	78,156,359
Mitsui Fudosan Co. Ltd.	2,192,000	56,850,148
Mizuho Financial Group, Inc.	9,307	67,092,763
Murata Manufacturing Co. Ltd. (a)	533,800	37,773,145
Nidec Corp.	372,800	26,349,456
Nintendo Co. Ltd.	687,200	202,712,187
Nissan Motor Co. Ltd.	5,032,700	62,883,587
Omron Corp.	1,864,700	50,215,645
ORIX Corp.	199,620	57,230,411
Sony Corp. sponsored ADR	827,300	38,328,809
Sumitomo Mitsui Financial Group, Inc.	5,860	59,724,076
Common Stocks - continued
	Shares	Value
Japan - continued
T&D Holdings, Inc.	978,950	$ 65,947,414
Tokuyama Corp. (d)	5,201,000	83,390,108
TOTAL JAPAN		1,361,115,698
Korea (South) - 0.5%
Hyundai Engineering & Construction Co. Ltd. (a)	695,040	35,855,412
Luxembourg - 1.0%
Acergy SA sponsored ADR (a)	2,168,500	42,372,490
Millicom International Cellular SA unit (a)	550,800	37,327,597
TOTAL LUXEMBOURG		79,700,087
Malaysia - 0.3%
UMW Holdings BHD	9,288,800	23,749,396
Netherlands - 2.0%
Arcelor Mittal	1,528,800	72,725,016
ING Groep NV (Certificaten Van Aandelen)	1,861,114	82,000,683
TOTAL NETHERLANDS		154,725,699
Netherlands Antilles - 1.5%
Schlumberger Ltd. (NY Shares)	1,834,200	116,453,358
Norway - 2.7%
Aker Kvaerner ASA	1,853,960	209,453,435
Philippines - 0.4%
Metropolitan Bank & Trust Co.	28,518,800	34,462,042
South Africa - 1.6%
Impala Platinum Holdings Ltd.	2,549,090	73,257,218
Steinhoff International Holdings Ltd.	15,215,826	52,461,100
TOTAL SOUTH AFRICA		125,718,318
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	5,180,600	129,929,448
Banco Santander Central Hispano SA	4,314,000	82,034,491
Telefonica SA sponsored ADR (d)	1,459,600	96,246,024
TOTAL SPAIN		308,209,963
Sweden - 1.2%
OMX AB	4,543,500	90,543,129
Switzerland - 7.4%
Actelion Ltd. (Reg.) (a)	408,154	99,269,616
Credit Suisse Group (Reg.)	2,660,411	189,102,014
Nestle SA (Reg.)	108,284	39,722,271
Novartis AG (Reg.)	1,334,668	76,996,997
Roche Holding AG (participation certificate)	407,893	76,642,890
UBS AG (NY Shares)	1,563,800	98,535,038
TOTAL SWITZERLAND		580,268,826

	Shares	Value
Thailand - 0.5%
Bangkok Bank Ltd. PCL (For. Reg.)	7,865,700	$ 25,351,320
TMB PCL (For.Reg.) (a)	289,158,200	16,392,565
TOTAL THAILAND		41,743,885
Turkey - 1.1%
Turkiye Garanti Bankasi AS	12,550,000	47,291,148
Yapi ve Kredi Bankasi AS	21,607,711	42,093,941
TOTAL TURKEY		89,385,089
United Kingdom - 12.6%
3i Group PLC	2,179,900	45,185,212
BAE Systems PLC	6,967,300	57,185,808
Barclays PLC	6,164,300	90,908,015
British Land Co. PLC	1,297,900	40,010,269
Burberry Group PLC	2,295,800	29,702,782
GlaxoSmithKline PLC	2,134,800	57,778,362
HSBC Holdings PLC sponsored ADR (d)	850,100	78,064,683
LogicaCMG PLC	11,043,929	37,050,290
MyTravel Group PLC Class A (a)	5,352,500	23,083,332
Prudential PLC	3,966,200	53,457,177
Reuters Group PLC	25,736,282	218,189,527
Rolls-Royce Group PLC	5,521,429	50,769,705
Standard Chartered PLC (United Kingdom)	1,913,000	54,875,074
The Weir Group PLC	5,821,200	65,306,427
Vodafone Group PLC sponsored ADR	2,682,900	78,850,431
TOTAL UNITED KINGDOM		980,417,094
United States of America - 2.3%
AES Corp. (a)	1,851,400	38,490,606
Fluor Corp.	25,700	2,122,820
Global Industries Ltd. (a)	5,103,089	68,738,609
Johnson & Johnson	578,800	38,663,840
Titanium Metals Corp. (a)	924,000	28,496,160
TOTAL UNITED STATES OF AMERICA		176,512,035
TOTAL COMMON STOCKS (Cost $6,025,961,064)		7,276,282,255
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	494,616,316	$ 494,616,316
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	205,860,246	205,860,246
TOTAL MONEY MARKET FUNDS (Cost $700,476,562)		700,476,562
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,726,437,626)	7,976,758,817
NET OTHER ASSETS - (2.2)%	(173,398,923)
NET ASSETS - 100%	$ 7,803,359,894
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,536,699
Fidelity Securities Lending Cash Central Fund	699,486
Total	$ 6,236,185
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,729,495,411. Net unrealized appreciation aggregated $1,247,263,406, of which $1,334,464,928 related to appreciated investment securities and $87,201,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2007

1.813019.102

PAF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 12.6%
AMP Ltd.	829,204	$ 6,741,391
Babcock & Brown Ltd.	333,303	6,729,054
Billabong International Ltd.	328,242	4,164,738
Cochlear Ltd.	85,869	3,763,932
Computershare Ltd.	1,876,162	13,344,652
CSL Ltd.	95,114	5,127,824
CSR Ltd.	1,856,319	5,160,325
Downer EDI Ltd.	1,498,082	7,665,888
Energy Resources of Australia Ltd.	184,784	2,983,048
HFA Holdings Ltd.	1,265,455	2,063,514
Macquarie Airports unit	1,249,651	3,444,757
Macquarie Bank Ltd.	84,972	5,343,782
Macquarie Infrastructure Group unit	1,908,108	5,422,824
McGuigan Simeon Wines Ltd.	524,600	1,482,761
National Australia Bank Ltd.	449,220	14,110,000
QBE Insurance Group Ltd.	334,256	7,994,133
Reverse Corp. Ltd. (d)	751,900	2,528,072
Seek Ltd.	1,052,568	5,132,764
Sonic Healthcare Ltd.	387,668	4,364,851
TOWER Australia Group Ltd. (a)	1,615,014	3,511,363
United Group Ltd.	586,893	6,001,864
Woolworths Ltd.	345,184	6,365,840
WorleyParsons Ltd.	249,585	4,168,697
TOTAL AUSTRALIA		127,616,074
Bermuda - 1.2%
Noble Group Ltd.	2,918,000	2,052,186
Peace Mark Holdings Ltd.	4,051,750	3,393,973
Ports Design Ltd.	2,045,500	5,619,721
Sinolink Worldwide Holdings Ltd.	4,726,085	1,095,641
TOTAL BERMUDA		12,161,521
Cayman Islands - 3.2%
China Shineway Pharmaceutical Group Ltd.	1,871,237	1,311,004
Ctrip.com International Ltd. sponsored ADR	35,705	2,538,983
Foxconn International Holdings Ltd. (a)	1,622,000	4,850,938
Himax Technologies, Inc. sponsored ADR	366,093	1,870,735
Kingboard Chemical Holdings Ltd.	1,057,400	4,354,199
Prime Success International Group Ltd.	2,490,000	2,774,640
Samson Holding Ltd.	5,569,000	3,002,945
SinoCom Software Group Ltd.	23,410,000	5,247,198
The9 Ltd. sponsored ADR (a)	81,771	3,013,261
Xinao Gas Holdings Ltd.	3,068,000	2,868,575
Xinhua Finance Ltd. (a)(d)	1,890	1,036,732
TOTAL CAYMAN ISLANDS		32,869,210
China - 4.6%
AMVIG Holdings Ltd.	4,392,000	3,093,948
Baidu.com, Inc. sponsored ADR (a)(d)	28,196	3,522,808
Beijing Media Corp. Ltd. (H Shares)	1,084,000	1,227,353
BYD Co. Ltd. (H Shares) (a)	653,500	2,301,793

	Shares	Value
China Mengniu Dairy Co. Ltd.	1,816,362	$ 5,420,587
China Shenhua Energy Co. Ltd. (H Shares)	1,213,000	2,967,442
Chitaly Holdings Ltd. (a)	6,993,308	1,379,404
Focus Media Holding Ltd. ADR (a)	65,370	5,403,484
Global Bio-Chem Technology Group Co. Ltd.	5,722,000	1,656,320
Li Ning Co. Ltd.	2,422,000	4,119,649
Macau Success Ltd.	16,700,000	1,497,278
Sina Corp. (a)	88,149	3,153,090
Tencent Holdings Ltd.	648,000	2,518,963
Weichai Power Co. Ltd. (H Shares)	946,000	4,004,521
Yantai Changyu Pioneer Wine Co. (B Shares)	826,775	3,928,703
TOTAL CHINA		46,195,343
Hong Kong - 6.2%
Bank of East Asia Ltd.	741,800	4,261,253
Cafe de Coral Holdings Ltd.	1,434,789	2,480,903
China Overseas Land & Investment Ltd.	2,975,750	3,289,238
China Resources Enterprise Ltd.	1,102,000	3,436,913
China State Construction International Holdings Ltd.	12,348,907	9,173,700
Esprit Holdings Ltd.	487,500	4,942,123
Far East Consortium International Ltd.	6,041,000	2,770,001
Golden Meditech Co. Ltd. (a)	4,688,000	1,861,390
Guangzhou Investment Co. Ltd.	11,290,903	2,603,090
Hang Lung Properties Ltd.	1,684,000	4,594,198
Hong Kong Exchanges & Clearing Ltd.	443,000	4,805,905
IPE Group Ltd.	17,535,000	3,166,743
Li & Fung Ltd.	1,434,539	4,474,035
PYI Corp. Ltd.	9,391,631	3,368,116
Television Broadcasts Ltd.	435,792	2,986,215
Tian An China Investments Co. Ltd. (a)	1,263,000	922,075
Tingyi (Cayman Island) Holding Corp.	2,952,742	3,343,226
TOTAL HONG KONG		62,479,124
India - 4.7%
Bajaj Auto Ltd.	30,383	1,910,758
Educomp Solutions Ltd.	90,199	2,025,794
Financial Technology (India) Ltd.	219,064	8,830,645
Geodesic Information Systems Ltd.	696,958	3,812,872
HCL Infosystems Ltd.	227,933	884,481
INFO Edge India Ltd.	93,293	1,473,259
IVRCL Infrastructures & Projects Ltd.	492,367	4,546,129
Max India Ltd. (a)	218,465	5,155,090
Pantaloon Retail India Ltd.	151,548	1,675,589
Pfizer Ltd.	107,366	1,929,324
Praj Industries Ltd.	539,390	3,930,401
Sasken Communication Technologies Ltd.	126,110	1,576,947
Shopper's Stop Ltd.	95,905	1,475,888
Shree Renuka Sugars Ltd.	120,690	910,651
Common Stocks - continued
	Shares	Value
India - continued
State Bank of India	156,475	$ 4,912,030
Suzlon Energy Ltd.	75,624	1,960,339
TOTAL INDIA		47,010,197
Indonesia - 2.6%
PT Astra International Tbk	2,942,000	4,801,738
PT Bank Niaga Tbk	29,692,500	2,937,099
PT Indosat Tbk	4,171,000	2,750,558
PT Mitra Adiperkasa Tbk	29,415,000	2,844,991
PT Perusahaan Gas Negara Tbk Series B	8,887,848	9,182,349
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,647,500	1,542,202
PT Semen Gresik Tbk	559,500	2,336,754
TOTAL INDONESIA		26,395,691
Japan - 33.4%
Aeon Co. Ltd.	137,200	2,984,215
Aida Engineering Ltd.	485,000	3,291,337
Aioi Insurance Co. Ltd.	455,000	3,163,152
ARRK Corp.	199,500	2,869,719
Aruze Corp.	124,500	4,054,232
Asics Corp.	300,000	3,457,762
Canon, Inc.	143,400	7,572,954
Casio Computer Co. Ltd.	156,600	3,237,494
Chiba Bank Ltd.	267,000	2,404,847
CyberAgent, Inc. (a)(d)	1,060	1,220,864
Daiei, Inc. (a)(d)	130,200	1,862,081
Daiichi Sankyo Co. Ltd.	120,900	3,365,986
Daiwa House Industry Co. Ltd.	283,000	4,783,693
Daiwa Securities Group, Inc.	530,000	6,481,999
DCM Japan Holdings Co. Ltd. (a)	179,740	1,671,030
Denso Corp.	160,500	6,436,757
eAccess Ltd. (d)	3,893	2,432,218
EDION Corp.	95,900	1,349,283
Fanuc Ltd.	66,900	6,180,843
Fujifilm Holdings Corp.	141,200	5,826,540
Hamakyorex Co. Ltd. (d)	133,200	3,929,171
Hamamatsu Photonics KK (a)	83,600	2,472,983
Hitachi Metals Ltd.	283,000	3,254,787
Ise Chemical Corp.	527,000	4,768,480
Japan Excellent, Inc.	358	2,551,104
Japan Logistics Fund, Inc.	388	3,697,228
JSR Corp.	223,700	5,319,791
Kansai Urban Banking Corp.	62,600	272,839
Kato Works Co. Ltd.	895,000	4,271,616
Keihanshin Real Estate Co. Ltd.	204,000	1,392,849
Kobayashi Pharmaceutical Co. Ltd.	67,500	2,584,000
Konica Minolta Holdings, Inc.	446,000	6,082,910
Kyoritsu Maintenance Co. Ltd. (a)(d)	130,200	3,004,574
Leopalace21 Corp.	134,300	4,273,207
Lintec Corp.	198,100	3,701,500
Mandom Corp.	244,000	6,146,249

	Shares	Value
Misawa Homes Holdings, Inc. (a)(d)	132,300	$ 3,272,283
Mitsubishi Estate Co. Ltd.	381,000	10,891,577
Mizuho Financial Group, Inc.	2,300	16,580,354
Musashi Seimitsu Industry Co. Ltd. (d)	162,400	4,454,108
Nabtesco Corp.	288,000	3,660,704
Namco Bandai Holdings, Inc.	108,600	1,565,762
Nidec Corp.	53,900	3,809,645
Nidec Sankyo Corp. (d)	279,000	2,131,483
Nintendo Co. Ltd.	32,000	9,439,450
Nippon Electric Glass Co. Ltd.	410,000	9,784,149
Nippon Parkerizing Co. Ltd.	197,000	3,460,579
Nissin Food Products Co. Ltd.	98,700	3,590,281
Nittoku Engineering Co. Ltd.	237,200	1,845,555
NTT Urban Development Co.	2,305	4,622,033
Organo Corp.	134,000	1,495,613
ORIX Corp.	21,240	6,089,440
Rakuten, Inc.	6,205	3,269,984
Risa Partners, Inc. (d)	627	3,101,620
Sanyo Special Steel Co. Ltd.	255,000	1,688,238
Seikoh Giken Co. Ltd.	38,800	999,859
SFCG Co. Ltd.	20,530	3,267,857
Shoei Co. (d)	101,700	2,797,730
St. Marc Holdings Co. Ltd. (d)	1,300	76,049
Sumitomo Electric Industries Ltd.	365,800	5,601,346
Sumitomo Metal Industries Ltd.	1,747,000	7,411,559
Sumitomo Mitsui Financial Group, Inc.	1,029	10,487,385
Sysmex Corp.	53,200	2,018,942
T&D Holdings, Inc.	127,600	8,595,832
Takara Holdings, Inc. (d)	537,000	3,466,239
Take & Give Needs Co. Ltd. (d)	2,702	1,826,931
Telewave, Inc.	1,849	874,822
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	490,000	2,030,078
The Sumitomo Warehouse Co. Ltd. (d)	401,000	3,143,274
TIS, Inc.	96,800	2,113,502
Tohcello Co. Ltd.	147,000	1,680,905
Token Corp.	45,160	2,967,385
Tokyo Tomin Bank Ltd.	80,500	3,128,351
Toyota Motor Corp.	421,800	27,792,406
Trend Micro, Inc.	90,000	2,460,952
Tsubakimoto Chain Co.	621,000	4,121,647
UNY Co. Ltd.	258,000	3,364,892
V Technology Co. Ltd. (d)	411	1,808,352
Valor Co. Ltd.	222,000	2,797,879
Yasuragi Co. Ltd. (d)	101,500	1,131,189
Yokogawa Electric Corp.	224,000	3,650,893
TOTAL JAPAN		336,739,408
Korea (South) - 10.8%
CDNetworks Co. Ltd. (a)	120,643	3,903,111
Cheil Industries, Inc.	119,163	4,643,265
China LotSynergy Holdings Ltd. (a)	5,242,000	1,329,383
Core Logic, Inc.	5,410	116,113
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Doosan Heavy Industries & Construction Co. Ltd.	73,626	$ 3,508,093
Duzon Digital Ware Co. Ltd.	111,625	2,535,729
Hana Tour Service, Inc.	32,720	2,426,221
Hyundai Engineering & Construction Co. Ltd. (a)	63,495	3,275,552
Hyundai Mipo Dockyard Co. Ltd.	22,382	2,802,492
Hyunjin Materials Co. Ltd.	118,199	2,228,393
INTOPS Co. Ltd.	119,506	2,928,352
Kookmin Bank	33,025	2,630,928
Korea Information Service, Inc.	60,093	1,445,220
Korean Reinsurance Co.	356,926	4,689,617
Kyeryong Construction Industrial Co. Ltd.	67,780	2,725,673
LG Dacom Corp.	48,772	1,099,897
LG Household & Health Care Ltd.	51,550	6,214,472
Lotte Chilsung Beverage Co. Ltd.	924	1,343,389
Macquarie Korea Infrastructure Fund GDR	258,800	1,863,360
Mobilians Co. Ltd. (a)	144,281	960,588
NHN Corp.	134,900	17,862,634
Nice e-Banking Services (a)	69,243	2,574,089
S.M. Entertainment Co. Ltd. (a)	285,148	1,932,962
Samsung Corp.	136,194	4,398,979
Samsung Fire & Marine Insurance Co. Ltd.	40,684	6,854,193
Seoul Semiconductor Co. Ltd.	152,646	2,515,564
SFA Engineering Corp.	189,179	5,456,922
Taewoong Co. Ltd.	45,524	1,397,715
TK Corp.	190,263	2,383,755
TSM Tech Co. Ltd.	161,065	2,670,917
Woongjin Coway Co. Ltd.	124,340	3,255,034
YBM Sisa.com, Inc.	138,305	2,587,252
Yuhan Corp.	13,309	2,077,094
TOTAL KOREA (SOUTH)		108,636,958
Malaysia - 2.8%
Bumiputra-Commerce Holdings BHD	1,732,900	4,554,401
Gamuda BHD	2,962,686	6,009,162
IJM Corp. BHD	1,043,100	2,428,586
IOI Corp. BHD	802,300	4,217,203
Lion Diversified Holdings BHD	1,455,610	2,557,349
PPB Oil Palms BHD	490,200	1,666,442
Road Builder (M) Holdings BHD	610,000	683,102
Tenaga Nasional BHD	1,757,425	6,175,211
TOTAL MALAYSIA		28,291,456
New Zealand - 0.4%
Pumpkin Patch Ltd.	1,101,053	3,678,800
Papua New Guinea - 0.5%
Oil Search Ltd.	1,926,236	5,264,942

	Shares	Value
Philippines - 0.3%
Banco de Oro Universal Bank	1,743,300	$ 1,803,106
Filinvest Land, Inc.	45,402,000	1,506,426
TOTAL PHILIPPINES		3,309,532
Singapore - 7.6%
Ascendas Real Estate Investment Trust (A-REIT)	3,135,550	5,063,761
CapitaCommercial Trust (REIT)	2,668,300	4,674,064
CapitaLand Ltd.	799,000	3,486,016
Cosco Corp. Singapore Ltd.	3,554,000	6,248,689
CSE Global Ltd.	2,354,000	1,946,785
DBS Group Holdings Ltd.	643,000	9,211,734
Ezra Holdings Ltd.	1,033,000	3,134,686
Gallant Venture Ltd. (a)	2,446,000	2,070,654
Goodpack Ltd.	3,917,000	3,877,081
Keppel Corp. Ltd.	992,000	11,563,051
Keppel Land Ltd.	1,133,000	5,533,487
KS Energy Services Ltd.	858,000	1,480,611
Olam International Ltd.	3,714,000	4,764,484
Parkway Holdings Ltd.	4,171,000	8,800,208
Pertama Holdings Ltd.	10,644,000	2,841,819
Singapore Press Holdings Ltd.	656,000	2,007,749
TOTAL SINGAPORE		76,704,879
Taiwan - 5.4%
China Motor Co. Ltd.	3,155,000	3,085,340
Chipbond Technology Corp.	1,494,637	1,525,186
D-Link Corp.	1,885,000	2,653,438
Delta Electronics, Inc.	1,072,000	3,499,863
Everlight Electronics Co. Ltd.	941,000	3,243,645
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,438,885	9,832,330
MediaTek, Inc.	392,040	4,274,375
Opto Technology Corp. (a)	4,321,000	2,644,278
Phoenix Precision Technology Corp.	2,654,434	2,720,781
Powertech Technology, Inc.	372,000	1,547,788
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 6/14/07 (a)	4,817,404	4,824,861
Siliconware Precision Industries Co. Ltd.	511,000	847,347
Springsoft, Inc.	2,080,139	3,398,775
Taishin Financial Holdings Co. Ltd. (a)	6,793,000	3,785,694
Tsann Kuen Enterprise Co. Ltd.	3,161,260	2,851,442
Wistron Corp.	2,585,981	3,714,790
TOTAL TAIWAN		54,449,933
Thailand - 2.5%
AAPICO Hitech PCL (For. Reg.)	11,800	5,195
ACL Bank PCL (For. Reg.) (a)	8,517,800	1,019,685
BEC World PCL (For. Reg.)	1,768,900	1,033,343
Bumrungrad Hospital PCL (For. Reg.)	4,160,400	4,310,055
Khon Kaen Sugar Industry PCL (For. Reg.)	8,372,100	2,240,591
Minor International PCL (For. Reg.)	10,403,412	3,233,291
Siam Commercial Bank PCL (For. Reg.)	909,727	1,557,662
Common Stocks - continued
	Shares	Value
Thailand - continued
Sino Thai Engineering & Construction PCL (For. Reg.)	14,247,200	$ 1,828,561
Thai Oil PCL (For. Reg.)	992,000	1,641,439
Thai Stanley Electric PCL	364,390	1,405,130
Ticon Industrial Connection PCL (For. Reg.)	7,011,600	3,409,958
Total Access Communication PCL (a)	644,676	2,681,852
True Corp. PCL:
(For. Reg.) (a)	5,273,000	789,053
(For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		25,155,815
TOTAL COMMON STOCKS (Cost $810,287,869)		996,958,883
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 5.35% (b)	14,261,294	14,261,294
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	25,052,095	25,052,095
TOTAL MONEY MARKET FUNDS (Cost $39,313,389)		39,313,389
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $849,601,258)	1,036,272,272
NET OTHER ASSETS - (2.7)%	(27,327,461)
NET ASSETS - 100%	$ 1,008,944,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,473
Fidelity Securities Lending Cash Central Fund	153,517
Total	$ 222,990
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $857,426,010. Net unrealized appreciation aggregated $178,846,262, of which $228,135,400 related to appreciated investment securities and $49,289,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

January 31, 2007

1.813038.102

SEA-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.9%
CSR Ltd.	1,400,000	$ 3,891,818
Downer EDI Ltd.	649,700	3,324,603
HFA Holdings Ltd.	2,000,000	3,261,300
Macquarie Airports unit	1,950,000	5,375,321
Paladin Resources Ltd. (a)	1,200,000	8,078,706
Rinker Group Ltd.	280,000	4,044,012
Seek Ltd.	1,020,000	4,973,948
WorleyParsons Ltd.	490,000	8,184,232
TOTAL AUSTRALIA		41,133,940
Bermuda - 1.1%
COFCO International Ltd.	2,000,000	2,100,544
DVN Holdings Ltd. (a)	3,662,000	1,111,616
Hongguo International Holdings Ltd. (a)	6,519,000	4,881,874
Longcheer Holdings Ltd.	5,321,000	3,846,130
NWS Holdings Ltd.	4,645,117	10,054,752
Ports Design Ltd.	667,500	1,833,862
TOTAL BERMUDA		23,828,778
Cayman Islands - 3.1%
China Medical Technologies, Inc. sponsored ADR (a)(d)	320,000	7,625,600
Foxconn International Holdings Ltd. (a)	7,130,000	21,323,791
New World China Land Ltd.	18,000,000	10,074,928
Shimao Property Holdings Ltd.	7,612,000	11,699,520
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	290,000	10,672,000
Tianjin Port Development Holdings Ltd.	20,000,000	6,737,112
Wuyi International Pharmaceutical Co. Ltd. (a)	178,000	41,037
TOTAL CAYMAN ISLANDS		68,173,988
China - 17.3%
Angang Steel Co. Ltd. (H Shares)	4,400,000	6,886,711
Anhui Conch Cement Co. Ltd. (H Shares)	3,100,000	10,462,376
AviChina Industry & Technology Co. Ltd.	30,000,000	3,073,967
Baidu.com, Inc. sponsored ADR (a)(d)	54,000	6,746,760
Bank of China (H Shares)	18,400,000	9,096,894
Bank of Communications Co. Ltd. (H Shares)	4,800,000	5,182,709
Beijing Jingkelong Co. Ltd. (H Shares)	3,000,000	3,039,385
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. warrants:
(Citigroup Warrant Program) 1/20/10 (a)	50,240	135,651
(JPMorgan Warrant Program) 2/13/12 (a)(e)(f)	265,608	717,158
(UBS Warrant Programme) 1/22/10 (a)	87,925	237,426
China Construction Bank Corp. (H Shares)	27,800,000	16,379,123
China Cosco Holdings Co. Ltd. (H Shares)	13,600,000	9,876,657

	Shares	Value
China Life Insurance Co. Ltd. (H Shares)	11,160,000	$ 32,869,920
China Mengniu Dairy Co. Ltd.	5,200,000	15,518,412
China Merchants Bank Co. Ltd. (H Shares) (a)	10,864,000	23,432,566
China Oilfield Services Ltd. (H Shares)	18,000,000	12,288,184
China Shenhua Energy Co. Ltd. (H Shares)	2,517,000	6,157,502
Datang International Power Generation Co. Ltd.	10,200,000	10,360,038
Dongfang Electrical Machinery Co. Ltd. (H Shares)	2,190,000	5,834,390
Dongfeng Motor Group Co. Ltd. (H Shares) (a)	8,000,000	4,867,115
Focus Media Holding Ltd. ADR (a)(d)	142,000	11,737,720
Guangshen Railway Co. Ltd. (H Shares)	14,200,000	8,493,628
Harbin Power Equipment Co. Ltd. (H Shares)	9,920,000	11,053,986
Huadian Power International Corp. Ltd. (H shares)	16,600,000	6,144,605
Huaneng Power International, Inc. (H Shares)	16,000,000	14,488,633
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	14,000,000	7,997,438
Industrial & Commercial Bank of China	34,306,000	19,904,730
Li Ning Co. Ltd.	8,400,000	14,287,800
Mindray Medical International Ltd. sponsored ADR	117,300	2,850,390
PetroChina Co. Ltd. (H Shares)	26,320,000	32,460,456
Shanghai Electric (Group) Corp. (H Shares)	31,000,000	15,048,351
Shanghai Forte Land Co. Ltd. (H Shares)	8,600,000	3,194,364
Shanghai Prime Machinery Co. Ltd. (H Shares)	13,200,000	5,274,928
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	3,807,600	6,023,623
Shenzhen International Holdings Ltd.	164,000,000	11,132,885
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,200,000	3,033,493
Tencent Holdings Ltd.	4,157,000	16,159,456
Yantai Changyu Pioneer Wine Co. (B Shares)	641,100	3,046,405
TOTAL CHINA		375,495,835
Hong Kong - 15.0%
Asia Financial Holdings Ltd.	9,400,000	3,792,507
Bank of East Asia Ltd.	3,460,000	19,875,889
Cheung Kong Holdings Ltd.	2,271,000	29,901,863
China Merchants Holdings International Co. Ltd.	600,000	2,197,887
China Mobile (Hong Kong) Ltd.	8,039,800	74,207,363
China Power International Development Ltd.	21,800,000	11,810,951
China Resources Enterprise Ltd.	2,954,000	9,212,923
China Resources Power Holdings Co. Ltd.	3,400,000	5,330,259
China Unicom Ltd.	3,400,000	4,610,400
CLP Holdings Ltd.	3,080,000	22,998,911
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	16,800,000	$ 14,409,360
CNPC (Hong Kong) Ltd.	21,400,000	10,717,131
Cosco International Holdings Ltd.	6,400,000	2,442,779
Dynasty Fine Wines Group Ltd. (d)	17,000,000	7,381,364
Esprit Holdings Ltd.	1,920,000	19,464,361
First Pacific Co. Ltd.	4,000,000	2,484,790
Hong Kong & China Gas Co. Ltd.	187,000	415,316
Hong Kong Exchanges & Clearing Ltd.	2,370,000	25,711,047
Midland Holdings Ltd.	10,000,000	6,147,935
New World Development Co. Ltd.	7,000,000	15,331,412
Orient Overseas International Ltd.	900,000	6,005,764
PYI Corp. Ltd.	17,300,314	6,204,403
Shangri-La Asia Ltd.	1,600,000	4,293,308
Sino Land Co.	5,200,000	11,682,101
Sun Hung Kai Properties Ltd.	796,000	9,634,582
TOTAL HONG KONG		326,264,606
Indonesia - 5.6%
Arpeni Pratama Ocean Line PT	20,000,000	1,208,988
Ciputra Surya Tbk PT	40,000,000	4,044,614
PT Apexindo Pratama Duta Tbk	11,000,000	2,115,729
PT Astra Agro Lestari Tbk	2,400,000	3,481,885
PT Astra International Tbk	10,500,000	17,137,405
PT Bakrie & Brothers Tbk (a)	204,576,000	3,867,341
PT Bank Niaga Tbk	105,910,500	10,476,370
PT Bank Rakyat Indonesia Tbk	10,900,000	6,349,385
PT Hexindo Adiperkasa Tbk	22,500,000	2,176,178
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	3,714,890
PT Medco Energi International Tbk	22,700,000	8,545,072
PT Perusahaan Gas Negara Tbk Series B	39,600,000	40,912,154
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	6,000,000	3,495,074
PT Summarecon Agung Tbk	19,000,000	2,652,080
PT Telkomunikasi Indonesia Tbk Series B	7,742,000	8,041,078
Tempo Scan Pacific Tbk PT	22,000,000	2,272,897
TOTAL INDONESIA		120,491,140
Korea (South) - 22.0%
Amorepacific Corp. (a)	8,000	4,775,359
Cheil Industries, Inc.	260,000	10,131,071
Daewoo Securities Co. Ltd.	650,000	10,677,454
Daishin Securities Co. Ltd.	360,000	7,435,921
Dongbu Securities Co. Ltd.	150,000	2,293,518
Dongkuk Steel Mill Co. Ltd.	400,000	8,518,450
Doosan Co. Ltd. (a)	150,000	8,453,362
Doosan Heavy Industries & Construction Co. Ltd.	195,000	9,291,259
Hanbit Soft, Inc. (a)	460,000	3,587,319
Hyundai Engineering & Construction Co. Ltd. (a)	320,022	16,509,151
Hyundai Heavy Industries Co. Ltd.	182,000	26,302,152

	Shares	Value
Hyundai Industrial Development & Construction Co.	149,000	$ 7,865,428
Hyundai Mipo Dockyard Co. Ltd.	112,000	14,023,728
Hyundai Securities Co. Ltd.	470,000	5,414,854
INI Steel Co.	165,000	5,790,999
Kookmin Bank	546,000	43,496,943
Korea Investment Holdings Co. Ltd.	370,000	16,073,289
Korea Zinc Co. Ltd.	58,000	5,161,779
Korean Reinsurance Co.	624,087	8,199,819
Kyobo Securities Co. Ltd.	300,000	2,947,815
Meritz Fire & Marine Insurance Co. Ltd.	580,000	3,666,436
NHN Corp.	121,498	16,088,023
POSCO	133,000	46,747,596
Samsung Electronics Co. Ltd.	107,072	66,304,922
Samsung Electronics Co. Ltd. GDR	8,200	2,482,550
Samsung Engineering Co. Ltd.	520,000	23,671,578
Samsung Fire & Marine Insurance Co. Ltd.	93,000	15,672,227
Samsung Techwin Co. Ltd.	105,000	3,197,155
Seoul Securities Co. Ltd.	4,300,000	6,313,089
Seoul Semiconductor Co. Ltd.	181,210	2,986,290
Shinhan Financial Group Co. Ltd.	984,000	51,316,216
Shinsegae Co. Ltd.	27,500	15,986,977
SK Securities Co. Ltd.	2,000,000	2,585,072
Tong Yang Major Corp. (a)	350,000	2,356,305
TOTAL KOREA (SOUTH)		476,324,106
Malaysia - 5.4%
AirAsia BHD (a)	4,200,000	1,727,753
AMMB Holdings BHD	4,500,000	4,113,698
Bumiputra-Commerce Holdings BHD	3,800,000	9,987,145
Bursa Malaysia BHD	4,900,000	15,397,800
DiGi.com BHD	1,050,000	4,619,340
Gamuda BHD	2,050,000	4,157,977
Golden Hope Plantation BHD	3,300,000	6,127,696
IGB Corp. BHD	5,200,000	3,372,090
IJM Corp. BHD	2,000,000	4,656,478
Lafarge Malayan Cement BHD	16,000,000	7,541,780
POS Malaysia & Services Holding BHD	1,000,000	1,371,233
PPB Oil Palms BHD	1,550,000	5,269,247
Public Bank BHD (For. Reg.)	1,990,625	5,231,753
Sime Darby BHD	4,000,000	9,370,090
Telekom Malaysia BHD	3,100,000	9,121,554
Tenaga Nasional BHD	6,250,000	21,961,148
YTL Power International BHD	4,535,128	2,863,200
TOTAL MALAYSIA		116,889,982
Papua New Guinea - 0.4%
Oil Search Ltd.	3,000,000	8,199,840
Philippines - 0.7%
Bank of the Philippine Islands (BPI)	4,700,000	6,930,876
Philippine Long Distance Telephone Co.	159,280	8,579,752
TOTAL PHILIPPINES		15,510,628
Common Stocks - continued
	Shares	Value
Singapore - 9.8%
Advanced Holdings Ltd.	6,000,000	$ 1,093,999
Banyan Tree Holdings Ltd.	1,413,000	1,509,016
CapitaCommercial Trust (REIT)	1,200,000	2,102,041
CDL Hospitality Trusts unit	4,400,000	4,985,511
ComfortDelgro Corp. Ltd.	1,186,000	1,405,607
Cosco Corp. Singapore Ltd.	19,361,000	34,040,764
DBS Group Holdings Ltd.	1,210,000	17,334,679
Hotel Properties Ltd.	1,840,000	3,954,026
Keppel Corp. Ltd.	2,100,000	24,478,234
Keppel Land Ltd.	2,080,000	10,158,565
Mapletree Logistics Trust (REIT)	1,836,000	1,482,525
Raffles Medical Group Ltd.	2,376,000	1,732,895
SembCorp Industries Ltd.	2,450,000	6,828,379
SembCorp Marine Ltd.	8,400,000	18,488,588
Singapore Exchange Ltd.	6,585,000	28,944,584
Singapore Land Ltd.	1,700,000	9,409,696
Singapore Press Holdings Ltd.	2,500,000	7,651,483
Singapore Technologies Engineering Ltd.	3,000,000	6,524,924
Straits Asia Resources Ltd. (a)	5,000,000	2,507,082
The Ascott Group Ltd.	12,650,000	13,427,213
United Overseas Bank Ltd.	630,000	7,753,720
Uol Group Ltd.	1,800,000	5,977,925
TOTAL SINGAPORE		211,791,456
Taiwan - 12.8%
Ambassador Hotel	2,000,000	2,186,655
ASUSTeK Computer, Inc.	2,350,000	6,209,190
China Life Insurance Co. Ltd. (a)	8,400,000	4,528,199
Chong Hong Construction Co. Ltd.	3,157,888	6,751,763
Far EasTone Telecommunications Co. Ltd.	5,080,000	5,746,955
Farglory Developers Co. Ltd.	2,850,000	4,046,451
Formosa Plastics Corp.	10,700,000	18,002,855
Foxconn Technology Co. Ltd.	997,645	11,907,386
Fubon No 2 (REIT) (a)	6,500,000	2,483,372
Fuhwa Financial Holding Co. Ltd. (a)	6,300,000	2,956,085
Goldsun Development & Construction Co. Ltd.	7,432,000	3,791,952
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,327,025	63,734,341
Huaku Construction Co. Ltd.	4,200,000	8,138,002
Hung Poo Real Estate Development Co. Ltd.	6,500,000	6,040,635
KEE TAI Properties Co. Ltd. (a)	3,549,000	2,522,143
Kindom Construction Co. Ltd. (a)	9,000,000	3,976,979
King Yuan Electronics Co. Ltd.	415,000	319,502
Largan Precision Co. Ltd.	500,000	7,554,590
MediaTek, Inc.	1,300,000	14,173,778
Shin Kong Financial Holding Co. Ltd.	3,000,000	3,006,651
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 6/14/07 (a)	1,275,902	1,277,877

	Shares	Value
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 7/31/07 (a)	6,762,280	$ 6,743,386
Shin Kong No 1 REIT (a)	6,483,000	2,266,205
Shinkong Insurance Co. Ltd.	662,000	356,865
Siliconware Precision Industries Co. Ltd.	4,800,000	7,959,425
Silitech Technology Corp.	600,000	2,487,320
Tainan Spinning Co. Ltd. (a)	6,000,000	2,751,541
Taiwan Chi Cheng Enterprise Co. Ltd.	3,170,000	12,178,607
Taiwan Fertilizer Co. Ltd.	10,850,000	19,309,685
Taiwan Semiconductor Manufacturing Co. Ltd.	17,756,604	36,346,922
Yuanta Core Pacific Securities Co. Ltd.	9,100,000	6,881,587
TOTAL TAIWAN		276,636,904
Thailand - 0.6%
Bangkok Dusit Medical Service PCL (For. Reg.)	2,600,000	2,600,000
Central Pattana PCL (For. Reg.)	5,216,600	3,227,537
Total Access Communication PCL (a)	1,868,600	7,773,376
True Corp. PCL (For. Reg.) (a)	100	15
TOTAL THAILAND		13,600,928
United Kingdom - 0.1%
Standard Chartered PLC (Hong Kong)	76,350	2,184,642
TOTAL COMMON STOCKS (Cost $1,564,773,573)		2,076,526,773
Nonconvertible Preferred Stocks - 0.3%

Korea (South) - 0.3%
Samsung Electronics Co. Ltd. (Cost $3,523,630)	14,000	6,610,790
Investment Companies - 1.0%

Hong Kong - 1.0%
iShares FTSE/Xinhua A50 China Tracker (Cost $14,635,442)	1,560,000	22,638,232
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.35% (b)	61,970,187	61,970,187
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	11,443,000	11,443,000
TOTAL MONEY MARKET FUNDS (Cost $73,413,187)		73,413,187
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,656,345,832)	2,179,188,982
NET OTHER ASSETS - (0.5)%	(10,359,282)
NET ASSETS - 100%	$ 2,168,829,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $717,158 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 730,633
Fidelity Securities Lending Cash Central Fund	30,253
Total	$ 760,886
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,656,677,479. Net unrealized appreciation aggregated $522,511,503, of which $553,928,912 related to appreciated investment securities and $31,417,409 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2007

1.813085.102

WLD-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Argentina - 0.2%
Inversiones y Representaciones SA sponsored GDR (a)	151,000	$ 2,698,370
Australia - 2.8%
AMP Ltd.	156,800	1,274,777
Aristocrat Leisure Ltd.	127,500	1,594,950
Australia & New Zealand Banking Group Ltd.	61,600	1,392,401
AXA Asia Pacific Holdings Ltd.	277,800	1,557,438
Babcock & Brown Japan Property Trust	576,200	926,158
BHP Billiton Ltd.	80,500	1,649,848
Billabong International Ltd.	156,100	1,980,598
Brambles Ltd. (a)	297,400	3,205,324
Cochlear Ltd.	50,300	2,204,821
Commonwealth Bank of Australia	21,400	831,520
Computershare Ltd.	222,700	1,584,007
CSL Ltd.	114,500	6,172,969
Fosters Group Ltd.	293,000	1,540,273
Macquarie Airports unit	159,963	440,950
Macquarie Bank Ltd.	30,300	1,905,529
Macquarie Infrastructure Group unit	126,266	358,847
Mortgage Choice Ltd.	216,600	472,614
Multiplex Group unit	294,500	1,017,623
National Australia Bank Ltd.	92,000	2,889,720
QBE Insurance Group Ltd.	88,800	2,123,759
Seek Ltd.	144,300	703,667
Woolworths Ltd.	171,603	3,164,681
TOTAL AUSTRALIA		38,992,474
Austria - 0.2%
Austriamicrosystems AG (a)	11,400	751,598
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	27,400	1,324,907
TOTAL AUSTRIA		2,076,505
Belgium - 0.1%
Almancora SCA (Certificaten Van Aandelen)	13,400	2,008,462
Bermuda - 0.9%
Allied World Assurance Co. Holdings Ltd.	72,900	3,105,540
Dufry South America Ltd. unit (a)	31,598	504,306
Endurance Specialty Holdings Ltd.	118,100	4,015,400
Lazard Ltd. Class A	72,200	3,664,872
Ports Design Ltd.	477,500	1,311,864
TOTAL BERMUDA		12,601,982
Brazil - 0.0%
Banco Nossa Caixa SA	18,500	420,247
Canada - 1.5%
Cameco Corp.	90,600	3,451,209
Canadian Natural Resources Ltd.	80,200	4,010,682
Potash Corp. of Saskatchewan, Inc.	47,500	7,411,425

	Shares	Value
Suncor Energy, Inc.	47,900	$ 3,549,958
Western Oil Sands, Inc. Class A (a)	70,200	1,891,331
TOTAL CANADA		20,314,605
Cayman Islands - 0.5%
DSND, Inc. (a)	59,100	1,048,888
Foxconn International Holdings Ltd. (a)	698,700	2,089,612
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	8,400	162,456
Noble Corp.	48,300	3,620,085
Xinao Gas Holdings Ltd.	418,000	390,829
TOTAL CAYMAN ISLANDS		7,311,870
China - 0.2%
China Life Insurance Co. Ltd. (H Shares)	240,000	706,880
China Merchants Bank Co. Ltd. (H Shares) (a)	106,500	229,710
China Shenhua Energy Co. Ltd. (H Shares)	167,400	409,522
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	116,208	373,599
Shanghai Pudong Development Bank Co. Ltd. warrants (JPMorgan Warrant Program) 2/13/12 (a)(e)	94,172	302,755
TOTAL CHINA		2,022,466
Cyprus - 0.1%
Marfin Popular Bank Public Co. (a)	172,949	1,884,453
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	42,600	1,816,692
Denmark - 0.2%
Vestas Wind Systems AS (a)	48,300	2,131,863
Finland - 0.4%
Citycon Oyj	54,200	379,345
Nokia Corp. sponsored ADR	203,100	4,488,510
TOTAL FINLAND		4,867,855
France - 5.7%
Alcatel-Lucent SA	81,400	1,058,200
April Group	20,100	1,055,753
AXA SA	112,500	4,777,875
BNP Paribas SA	49,182	5,483,871
CNP Assurances	15,300	1,751,839
Electricite de France	37,300	2,598,469
Gaz de France	66,700	2,867,934
Groupe Danone	16,900	2,603,546
Icade SA	41,600	2,654,038
L'Oreal SA	24,900	2,631,972
Louis Vuitton Moet Hennessy (LVMH)	25,000	2,636,025
Neopost SA	27,000	3,473,297
Orpea (a)	19,700	1,740,832
Pernod Ricard SA	21,360	4,373,594
Peugeot Citroen SA	41,600	2,735,367
Pinault Printemps-Redoute SA	11,600	1,711,455
Common Stocks - continued
	Shares	Value
France - continued
Renault SA	41,000	$ 5,073,876
Sanofi-Aventis sponsored ADR	35,400	1,560,432
Schneider Electric SA	13,900	1,678,500
Sechilienne-Sidec	13,600	737,029
Societe Generale Series A	19,985	3,529,429
SR Teleperformance SA	33,600	1,448,658
Suez SA (France)	67,000	3,284,273
Total SA Series B	114,296	7,777,843
Veolia Environnement	42,300	2,963,329
Vinci SA	33,200	4,560,787
Vivendi Universal SA	78,621	3,236,024
TOTAL FRANCE		80,004,247
Georgia - 0.0%
Bank of Georgia unit (a)	15,100	392,600
Germany - 5.1%
Allianz AG (Reg.)	41,800	8,414,340
Bayer AG	76,900	4,550,942
Continental AG	19,700	2,384,273
Deutsche Boerse AG	19,100	4,013,159
Deutsche Postbank AG	19,600	1,686,014
E.ON AG	59,700	8,129,349
GFK AG	32,877	1,552,893
Hochtief AG	23,600	1,926,132
KarstadtQuelle AG (a)	94,500	3,045,909
Lanxess AG (a)	44,100	2,279,567
Linde AG	28,114	3,011,271
Merck KGaA	16,300	1,900,542
MPC Muenchmeyer Petersen Capital AG	4,400	388,357
MTU Aero Engines Holding AG	23,500	1,249,346
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	26,500	4,179,192
Pfleiderer AG	83,000	2,651,444
Puma AG	3,200	1,162,380
Q-Cells AG	27,900	1,443,630
RWE AG	50,000	5,213,400
SAP AG sponsored ADR	44,900	2,080,666
SGL Carbon AG (a)	47,200	1,185,454
Siemens AG (Reg.) (d)	31,300	3,465,849
SolarWorld AG	29,800	2,314,077
Wincor Nixdorf AG	16,300	2,586,531
TOTAL GERMANY		70,814,717
Greece - 0.3%
Alpha Bank AE	56,500	1,817,417
EFG Eurobank Ergasias SA	27,900	1,090,904
Greek Organization of Football Prognostics SA	26,800	1,000,389
TOTAL GREECE		3,908,710
Hong Kong - 0.5%
BOC Hong Kong Holdings Ltd.	243,500	636,234

	Shares	Value
Chaoda Modern Agriculture (Holdings) Ltd.	978,000	$ 691,458
China Resources Power Holdings Co. Ltd.	360,000	564,380
Esprit Holdings Ltd.	332,600	3,371,795
Television Broadcasts Ltd.	328,000	2,247,582
TOTAL HONG KONG		7,511,449
India - 0.3%
BF Utilities Ltd. (a)	824	54,261
Infosys Technologies Ltd.	70,445	3,591,448
Pantaloon Retail India Ltd.	73,237	809,744
TOTAL INDIA		4,455,453
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	1,170,000	1,208,768
Ireland - 0.6%
AgCert International (a)	108,100	211,328
Allied Irish Banks PLC	64,300	1,866,951
C&C Group PLC	156,600	2,322,710
Paddy Power PLC (Ireland)	46,600	1,020,367
Ryanair Holdings PLC sponsored ADR (a)	33,200	2,878,108
TOTAL IRELAND		8,299,464
Israel - 0.4%
Bank Hapoalim BM (Reg.)	186,500	865,095
Israel Chemicals Ltd.	355,600	2,194,008
Nice Systems Ltd. sponsored ADR	44,200	1,399,372
Ormat Industries Ltd.	127,900	1,536,737
TOTAL ISRAEL		5,995,212
Italy - 1.5%
ENI Spa	77,551	2,499,856
Fiat Spa (a)	182,900	3,971,218
Impregilo Spa (a)	249,600	1,516,624
Lottomatica Spa	65,785	2,681,975
Mediobanca Spa	78,200	1,783,634
Milano Assicurazioni Spa	136,900	1,091,091
Pirelli & C. Real Estate Spa	17,000	1,237,466
Unicredito Italiano Spa	647,700	5,993,677
TOTAL ITALY		20,775,541
Japan - 9.3%
Aeon Co. Ltd.	63,200	1,374,653
Aeon Mall Co. Ltd.	28,600	1,609,098
Asics Corp.	171,000	1,970,924
Canon, Inc.	129,650	6,846,817
Casio Computer Co. Ltd.	65,600	1,356,192
Daiwa House Industry Co. Ltd.	70,000	1,183,246
Daiwa Securities Group, Inc.	304,000	3,717,977
E*TRADE Securities Co. Ltd.	1,200	1,730,124
East Japan Railway Co.	218	1,511,919
Fanuc Ltd.	20,800	1,921,697
Fujifilm Holdings Corp.	39,600	1,634,072
Honda Motor Co. Ltd.	103,900	4,086,387
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	77,900	$ 2,827,211
Japan Tobacco, Inc.	760	3,652,484
JSR Corp.	50,800	1,208,071
Kansai Urban Banking Corp.	96,000	418,412
Keyence Corp.	5,800	1,301,438
Konica Minolta Holdings, Inc.	53,500	729,676
Leopalace21 Corp.	25,000	795,459
Mitsubishi Estate Co. Ltd.	111,600	3,190,289
Mitsubishi UFJ Financial Group, Inc.	262	3,183,300
Mitsui & Co. Ltd.	163,000	2,604,002
Mitsui Fudosan Co. Ltd.	132,000	3,423,458
Mizuho Financial Group, Inc.	842	6,069,851
Murata Manufacturing Co. Ltd. (a)	44,200	3,127,713
Nidec Corp.	9,300	657,323
Nintendo Co. Ltd.	43,100	12,713,759
Nippon Building Fund, Inc.	100	1,483,200
Nippon Electric Glass Co. Ltd.	40,000	954,551
NSK Ltd.	137,000	1,254,381
Omron Corp.	40,100	1,079,877
ORIX Corp.	29,620	8,491,959
Sompo Japan Insurance, Inc.	141,000	1,789,883
Sony Corp. sponsored ADR	56,100	2,599,113
St. Marc Holdings Co. Ltd.	6,900	403,646
Sumco Corp.	80,200	2,897,394
Sumitomo Electric Industries Ltd.	128,800	1,972,262
Sumitomo Metal Industries Ltd.	306,100	1,298,614
Sumitomo Mitsui Financial Group, Inc.	445	4,535,361
Sumitomo Trust & Banking Co. Ltd.	270,200	2,890,402
T&D Holdings, Inc.	35,750	2,408,315
Takeda Pharamaceutical Co. Ltd.	52,900	3,449,667
The Sumitomo Warehouse Co. Ltd.	27,000	211,642
Tokuyama Corp.	191,000	3,062,394
Toyo Tanso Co. Ltd.	7,600	855,185
Toyota Motor Corp.	184,600	12,163,294
Yamada Denki Co. Ltd.	23,000	1,909,599
TOTAL JAPAN		130,556,291
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	23,200	547,520
unit (a)	50,800	1,198,880
TOTAL KAZAKHSTAN		1,746,400
Korea (South) - 1.1%
Kookmin Bank	18,260	1,454,678
Korean Reinsurance Co.	68,310	897,519
KT&G Corp.	12,650	769,883
LG Household & Health Care Ltd.	61,490	7,412,762
NHN Corp.	18,051	2,390,203
Shinhan Financial Group Co. Ltd.	28,686	1,495,993
Shinsegae Co. Ltd.	590	342,993
TOTAL KOREA (SOUTH)		14,764,031

	Shares	Value
Luxembourg - 0.4%
Acergy SA (a)	87,900	$ 1,704,403
GAGFAH SA	63,100	1,888,262
SES SA FDR	106,828	1,830,931
TOTAL LUXEMBOURG		5,423,596
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	138,700	6,152,732
Urbi, Desarrollos Urbanos, SA de CV (a)	297,400	1,059,445
TOTAL MEXICO		7,212,177
Netherlands - 1.2%
Heineken NV (Bearer)	51,500	2,609,053
ING Groep NV (Certificaten Van Aandelen)	101,000	4,450,060
Koninklijke KPN NV	209,700	3,020,103
Koninklijke Numico NV	32,600	1,729,311
Koninklijke Philips Electronics NV	134,000	5,246,100
Nutreco Holding NV	1,200	82,658
Tele Atlas NV (Netherlands) (a)	11,900	247,848
TOTAL NETHERLANDS		17,385,133
Norway - 1.0%
Aker Kvaerner ASA	22,100	2,496,775
DnB Nor ASA	69,400	1,042,070
Hafslund ASA (B Shares)	27,400	603,742
Norsk Hydro ASA	34,720	1,121,456
PAN Fish ASA (a)	1,857,600	1,988,505
ProSafe ASA	55,800	872,734
Renewable Energy Corp. AS	79,500	1,898,241
Telenor ASA	204,400	4,143,520
TOTAL NORWAY		14,167,043
Russia - 0.3%
OAO Gazprom sponsored ADR	60,900	2,633,925
Sistema-Hals JSC ADR (a)	130,100	1,658,775
TOTAL RUSSIA		4,292,700
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	363,000	586,227
HTL International Holdings Ltd.	588,750	387,222
Keppel Corp. Ltd.	82,000	955,817
Singapore Exchange Ltd.	701,000	3,081,269
TOTAL SINGAPORE		5,010,535
Spain - 1.9%
Banco Bilbao Vizcaya Argentaria SA	255,700	6,412,956
Banco Santander Central Hispano SA	413,400	7,861,163
Gestevision Telecinco SA	20,100	544,381
Grupo Ferrovial SA	21,600	2,160,694
Common Stocks - continued
	Shares	Value
Spain - continued
Inditex SA	78,200	$ 4,430,548
Telefonica SA	249,100	5,475,218
TOTAL SPAIN		26,884,960
Sweden - 0.7%
Hennes & Mauritz AB (H&M) (B Shares)	41,450	2,242,475
Modern Times Group AB (MTG) (B Shares)	59,950	3,791,083
Scania AB (B Shares)	41,900	3,002,331
TOTAL SWEDEN		9,035,889
Switzerland - 7.0%
ABB Ltd.:
(Reg.)	43,251	765,043
sponsored ADR	1,721,500	30,659,910
Actelion Ltd. (Reg.) (a)	14,472	3,519,823
Compagnie Financiere Richemont unit	37,899	2,114,726
Credit Suisse Group sponsored ADR	15,900	1,130,172
Credit Suisse Group (Reg.)	96,656	6,870,308
Lindt & Spruengli AG (participation certificate)	1,255	3,106,850
Logitech International SA (Reg.) (a)	58,271	1,700,348
Nestle SA:
(Reg.)	22,344	8,196,543
sponsored ADR	35,700	3,298,680
Nobel Biocare Holding AG (Switzerland)	4,840	1,602,308
Novartis AG:
(Reg.)	5,340	308,065
sponsored ADR	106,200	6,126,678
Pargesa Holding SA	10,225	1,107,383
Roche Holding AG (participation certificate)	73,845	13,875,438
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	932	1,022,109
Swiss Life Holding	6,992	1,759,595
Syngenta AG (Switzerland)	4,700	871,145
Tecan Group AG	17,800	1,273,729
The Swatch Group AG (Reg.)	34,783	1,669,584
UBS AG (NY Shares)	120,240	7,576,322
TOTAL SWITZERLAND		98,554,759
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	502,614	3,434,511
Shin Kong Financial Holding Co. Ltd.	788,345	790,093
Siliconware Precision Industries Co. Ltd.	701,000	1,162,408
TOTAL TAIWAN		5,387,012
United Kingdom - 9.1%
Anglo American PLC (United Kingdom)	72,100	3,348,806
AstraZeneca PLC sponsored ADR	54,200	3,032,490
Aviva PLC	171,000	2,758,332
BAE Systems PLC	302,300	2,481,201
Barclays PLC	348,400	5,138,029

	Shares	Value
Benfield Group PLC	209,100	$ 1,417,361
BG Group PLC	109,200	1,434,271
BG Group PLC sponsored ADR	14,900	984,890
BHP Billiton PLC	97,100	1,808,568
BP PLC	626,875	6,635,472
BP PLC sponsored ADR	6,500	412,815
British American Tobacco PLC	162,800	4,977,610
British Land Co. PLC	102,600	3,162,843
Burberry Group PLC	300,500	3,887,833
Cable & Wireless PLC	7,282	23,965
Capita Group PLC	92,400	1,150,982
Clipper Windpower PLC (a)	149,000	1,702,328
Enterprise Inns PLC	72,900	920,971
GlaxoSmithKline PLC	18,600	503,409
GlaxoSmithKline PLC sponsored ADR	86,100	4,660,593
HBOS PLC	152,900	3,337,558
HSBC Holdings PLC (Hong Kong) (Reg.)	288,352	5,295,873
Imperial Tobacco Group PLC sponsored ADR	13,100	1,066,602
Informa PLC	99,500	1,091,826
International Power PLC	532,800	3,771,165
Ishaan Real Estate PLC (a)	246,400	486,535
Man Group plc	116,000	1,218,754
Marks & Spencer Group PLC	248,100	3,295,192
National Grid PLC	164,300	2,479,169
Next PLC	41,900	1,607,769
Pearson PLC	157,000	2,473,895
Reckitt Benckiser PLC	101,200	4,869,413
Reed Elsevier PLC	148,800	1,698,581
Renovo Group PLC	451,800	1,739,841
Reuters Group PLC sponsored ADR	60,000	3,082,200
Rolls-Royce Group PLC	287,826	2,646,569
Royal Bank of Scotland Group PLC	171,100	6,874,650
Royal Dutch Shell PLC Class B	151,400	5,125,647
Scottish & Southern Energy PLC	105,000	3,086,229
Shire PLC	118,500	2,486,548
Tesco PLC	865,543	7,108,406
Unilever PLC	81,300	2,220,303
Unitech Corporate Parks PLC (a)	175,200	306,360
Vodafone Group PLC	1,394,700	4,099,023
Vodafone Group PLC sponsored ADR	88,112	2,589,612
VT Group PLC	87,900	778,452
Xstrata PLC	55,200	2,572,534
TOTAL UNITED KINGDOM		127,851,475
United States of America - 43.3%
AeroVironment, Inc. (a)	12,600	288,162
AES Corp. (a)	321,000	6,673,590
Allergan, Inc.	83,000	9,686,930
American International Group, Inc.	190,700	13,053,415
American Superconductor Corp. (a)(d)	66,500	670,320
American Tower Corp. Class A (a)	252,800	10,069,024
Amphenol Corp. Class A	53,600	3,629,792
Amylin Pharmaceuticals, Inc. (a)	80,500	3,121,790
Common Stocks - continued
	Shares	Value
United States of America - continued
Apple, Inc. (a)	175,600	$ 15,054,188
Applied Materials, Inc.	290,400	5,148,792
Astoria Financial Corp.	66,500	1,967,735
AT&T, Inc.	384,500	14,468,735
Avon Products, Inc.	574,200	19,746,738
Bank of America Corp.	141,800	7,455,844
Beazer Homes USA, Inc.	31,400	1,366,214
Brookdale Senior Living, Inc.	28,200	1,353,600
C.R. Bard, Inc.	83,500	6,890,420
Casual Male Retail Group, Inc. (a)	288,000	3,594,240
Celgene Corp. (a)	84,300	4,525,224
Cerner Corp. (a)	106,200	4,771,566
Chicago Mercantile Exchange Holdings, Inc. Class A	6,020	3,391,066
Cisco Systems, Inc. (a)	275,900	7,336,181
Coach, Inc. (a)	94,700	4,342,942
Cognizant Technology Solutions Corp. Class A (a)	141,900	12,102,651
Comcast Corp. Class A (a)	125,700	5,571,024
Commerce Bancorp, Inc., New Jersey	73,300	2,476,074
CyberSource Corp. (a)	417,500	5,385,750
DynCorp International, Inc. Class A	256,300	4,016,221
Exelixis, Inc. (a)	150,300	1,472,940
Exxon Mobil Corp.	314,700	23,319,270
Federated Department Stores, Inc.	427,600	17,741,124
Fluor Corp.	138,800	11,464,880
FormFactor, Inc. (a)	157,600	6,406,440
FPL Group, Inc.	144,300	8,174,595
Fuel Tech, Inc. (a)	21,189	610,031
General Dynamics Corp.	211,100	16,497,465
General Electric Co.	356,700	12,859,035
General Growth Properties, Inc.	67,300	4,140,296
Gilead Sciences, Inc. (a)	73,300	4,714,656
Google, Inc. Class A (sub. vtg.) (a)	30,000	15,039,000
Greenhill & Co., Inc.	46,300	3,469,259
Health Net, Inc. (a)	68,500	3,336,635
Hittite Microwave Corp. (a)	59,100	2,055,498
Hudson City Bancorp, Inc.	876,100	12,063,897
Intel Corp.	16,500	345,840
Inverness Medical Innovations, Inc. (a)	88,240	3,637,253
Investors Financial Services Corp.	165,900	7,759,143
JCPenney Co., Inc.	154,200	12,527,208
Johnson & Johnson	95,600	6,386,080
Kroger Co.	194,000	4,966,400
Lennar Corp. Class A	35,200	1,914,176
Level 3 Communications, Inc. (a)(d)	735,400	4,566,834
Macquarie Infrastructure Co. Trust	10,100	370,367
Mastercard, Inc. Class A	65,600	7,317,680
Merck & Co., Inc.	407,100	18,217,725
MGIC Investment Corp.	2,800	172,816
Microsoft Corp.	554,800	17,121,128

	Shares	Value
Molson Coors Brewing Co. Class B	44,500	$ 3,595,600
Monsanto Co.	233,100	12,841,479
Morgan Stanley	144,100	11,930,039
National Oilwell Varco, Inc. (a)	91,004	5,518,483
Nautilus, Inc. (d)	400,000	6,524,000
Northern Trust Corp.	186,900	11,354,175
Peabody Energy Corp.	109,600	4,474,968
PepsiCo, Inc.	200,500	13,080,620
Procter & Gamble Co.	276,600	17,943,042
Quanta Services, Inc. (a)	184,100	3,786,937
Quest Software, Inc. (a)	251,400	3,753,402
Quicksilver Resources, Inc. (a)	56,900	2,256,654
Qwest Communications International, Inc. (a)	601,200	4,899,780
Ryland Group, Inc.	13,300	747,194
Safeway, Inc.	207,300	7,469,019
Senomyx, Inc. (a)	29,100	425,442
Service Corp. International	508,200	5,412,330
State Street Corp.	148,500	10,550,925
Sun Microsystems, Inc. (a)	1,662,700	11,040,328
Time Warner, Inc.	601,100	13,146,057
Titanium Metals Corp. (a)	341,640	10,536,178
Tyson Foods, Inc. Class A	84,600	1,501,650
U.S. Bancorp, Delaware	185,800	6,614,480
United Dominion Realty Trust, Inc. (SBI)	124,500	4,082,355
Valero Energy Corp.	91,600	4,972,048
ValueClick, Inc. (a)	29,100	742,632
Wachovia Corp.	96,100	5,429,650
Washington Mutual, Inc.	98,700	4,401,033
Wells Fargo & Co.	248,300	8,918,936
Yahoo!, Inc. (a)	65,500	1,854,305
TOTAL UNITED STATES OF AMERICA		606,629,640
TOTAL COMMON STOCKS (Cost $1,121,145,391)		1,377,415,646
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.5%
Fresenius AG (non-vtg.)	6,800	1,432,403
Hugo Boss AG (non-vtg.)	38,900	2,074,150
Porsche AG (non-vtg.)	1,471	1,858,446
ProSiebenSat.1 Media AG	53,700	1,807,839
TOTAL GERMANY		7,172,838
Italy - 0.3%
Intesa Sanpaolo Spa	422,000	3,138,378
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,452,087)		10,311,216
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	19,847,835	$ 19,847,835
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	5,365,275	5,365,275
TOTAL MONEY MARKET FUNDS (Cost $25,213,110)		25,213,110
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $25,000)	$ 25,004	25,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,153,835,588)	1,412,964,972
NET OTHER ASSETS - (1.0)%	(13,339,109)
NET ASSETS - 100%	$ 1,399,625,863
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $850,275 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,000 due 2/01/07 at 5.24%
BNP Paribas Securities Corp.	$ 6,435
Merrill Lynch Government Securities, Inc.	10,840
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,725
$ 25,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 185,887
Fidelity Securities Lending Cash Central Fund	37,349
Total	$ 223,236
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,154,822,659. Net unrealized appreciation aggregated $258,142,313, of which $266,941,513 related to appreciated investment securities and $8,799,200 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007